Consolidated Statements of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenue:
Health care premiums	$ 27,610.6		$ 28,243.8		$ 25,507.3
Other premiums	1,822.1		1,892.4		1,876.8
Fees and other revenue	3,529.5	[1]	3,536.5	[1]	3,312.5	[1]
Net investment income	1,056.3	[2]	1,036.4	[2]	910	[2]
Net realized capital gains (losses)	227.5		55		(655.9)
Total revenue	34,246		34,764.1		30,950.7
Benefits and expenses:
Health care costs	22,719.6	[3]	24,061.2	[3]	20,785.5	[3]
Current and future benefits	2,013.4		2,078.1		1,938.7
Operating expenses
Selling expenses	1,226.6		1,251.9		1,149.6
General and administrative expenses	5,292.4	[4]	5,131.1	[4]	4,601.9	[4]
Total operating expenses	6,519		6,383		5,751.5
Interest expense	254.6		243.4		236.4
Amortization of other acquired intangible assets	95.2		97.2		108.2
Reduction of reserve for anticipated future losses on discontinued products	0		0		(43.8)
Total benefits and expenses	31,601.8		32,862.9		28,776.5
Income before income taxes	2,644.2		1,901.2		2,174.2
Income before income taxes	2,644.2		1,901.2		2,174.2
Income taxes:
Current	578.7		718.6		770.1
Deferred	298.7		(93.9)		20
Total income taxes	877.4		624.7		790.1
Net income	$ 1,766.8		$ 1,276.5		$ 1,384.1
Earnings per common share:
Basic	$ 4.25		$ 2.89		$ 2.91
Diluted	$ 4.18		$ 2.84		$ 2.83

[1]	Fees and other revenue include administrative services contract member copayments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $83 million, $81 million and $60 million (net of pharmaceutical and processing costs of $1.4 billion, $1.6 billion and $1.6 billion) for 2010, 2009 and 2008, respectively.
[2]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 97 for additional information on our accounting for discontinued products). Net investment income includes $344.9 million, $347.8 million and $296.1 million for 2010, 2009 and 2008, respectively, related to investments supporting our experience-rated and discontinued products.
[3]	Health care costs have been reduced by Insured member copayments related to our mail order and specialty pharmacy operations of $148 million, $122 million and $111 million for 2010, 2009 and 2008, respectively.
[4]	In 2010, 2009 and 2008, we recorded severance and facilities charges of $47.4 million, $93.7 million and $54.7 million, respectively. Refer to the reconciliation of operating earnings to net income in Note 19 beginning on page 95 for additional information.

Consolidated Statements of Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Income
Administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations	$ 83,000,000	$ 81,000,000	$ 60,000,000
Pharmaceutical and processing costs	1,400,000,000	1,600,000,000	1,600,000,000
Insured member co-payments related to our mail order and specialty pharmacy operations	$ 148,000,000	$ 122,000,000	$ 111,000,000

Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 1,867.6	$ 1,203.6
Investments	2,169.7	2,922.7
Premiums receivable, net	661.9	630.4
Other receivables, net	692.6	626.7
Accrued investment income	203.4	209.2
Collateral received under securities loan agreements	210.6	210
Income taxes receivable	210.1	89.5
Deferred income taxes	327	439.5
Other current assets	651.3	551.4
Total current assets	6,994.2	6,883
Long-term investments	17,546.3	17,051.1
Reinsurance recoverables	960.1	986.9
Goodwill	5,146.4	5,146.2
Other acquired intangible assets, net	495.5	590.7
Property and equipment, net	529.3	551
Deferred income taxes	29.9	277.3
Other long-term assets	742.4	781.1
Separate Accounts assets	5,295.3	6,283.1
Total assets	37,739.4	38,550.4
Current liabilities:
Health care costs payable	2,630.9	2,895.3
Future policy benefits	728.4	739.6
Unpaid claims	593.3	559.5
Unearned premiums	318.7	306.4
Policyholders' funds	918.1	788.3
Collateral payable under securities loan agreements	210.8	210
Short-term debt	0	480.8
Current portion of long-term debt	899.9	0
Accrued expenses and other current liabilities	2,436.8	2,380
Total current liabilities	8,736.9	8,359.9
Future policy benefits	6,276.4	6,470.1
Unpaid claims	1,514.3	1,453
Policyholders' funds	1,316.6	1,294.1
Long-term debt, less current portion	3,482.6	3,639.5
Other long-term liabilities	1,226.5	1,546.9
Separate Accounts liabilities	5,295.3	6,283.1
Total liabilities	27,848.6	29,046.6
Commitments and contingencies (Note 18)
Shareholders' equity:
Common stock ( $.01 par value; 2.7 billion shares authorized; 384.4 million and 430.8 million shares issued and outstanding in 2010 and 2009, respectively) and additional paid-in capital	651.5	470.1
Retained earnings	10,401.9	10,256.7
Accumulated other comprehensive loss	(1,162.6)	(1,223)
Total shareholders' equity	9,890.8	9,503.8
Total liabilities and shareholders' equity	$ 37,739.4	$ 38,550.4

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Shareholders' equity:
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	2,700,000,000	2,700,000,000
Common Stock, shares issued and outstanding (in shares)	384,400,000	430,800,000	456,300,000

Consolidated Statements of Shareholders' Equity (USD $) In Millions	Common Shares Outstanding [Member]	Common Stock and Additional Paid-in Capital [Member]	Retained Earnings [Member]	Other Comprehensive (Loss) Income [Member]	Comprehensive Income (Loss) [Member]	Total
Beginning balance at Dec. 31, 2007		$ 188.8	$ 10,138	$ (288.4)		$ 10,038.4
Beginning balance (in shares) at Dec. 31, 2007	496.3
Comprehensive (loss) income:
Net Income (Loss)			1,384.1		1,384.1	1,384.1
Other comprehensive (loss) income (Note 9):
Net unrealized (loss) gains on securities				(282.6)		(282.6)
Net foreign currency and derivative gains (losses)				(15.7)		(15.7)
Pension and OPEB plans				(1,294.6)		(1,294.6)
Other comprehensive income (loss)				(1,592.9)	(1,592.9)	(1,592.9)
Total comprehensive (loss) income					(208.8)
Common shares issued for benefit plans, including tax benefits		162.9				162.9
Common shares issued for benefit plans, including tax benefits (in shares)	2.9
Repurchases of common shares		(0.5)	(1,787.2)			(1,787.7)
Repurchases of common shares (in shares)	(42.9)
Dividends declared ( $0.04 per share)			(18.4)			(18.4)
Ending balance at Dec. 31, 2008		351.2	9,716.5	(1,881.3)		8,186.4
Ending balance (in shares) at Dec. 31, 2008	456.3					456.3
Cumulative effect of adopting a new accounting standard			53.7	(53.7)		(53.7)	[1]
Comprehensive (loss) income:
Net Income (Loss)			1,276.5		1,276.5	1,276.5
Other comprehensive (loss) income (Note 9):
Net unrealized (loss) gains on securities				619		619
Net foreign currency and derivative gains (losses)				34		34
Pension and OPEB plans				59		59
Other comprehensive income (loss)				712	712	712
Total comprehensive (loss) income					1,988.5
Common shares issued for benefit plans, including tax benefits		119.2				119.2
Common shares issued for benefit plans, including tax benefits (in shares)	3.4
Repurchases of common shares		(0.3)	(772.7)			(773)
Repurchases of common shares (in shares)	(28.9)
Dividends declared ( $0.04 per share)			(17.3)			(17.3)
Ending balance at Dec. 31, 2009		470.1	10,256.7	(1,223)		9,503.8
Ending balance (in shares) at Dec. 31, 2009	430.8					430.8
Comprehensive (loss) income:
Net Income (Loss)			1,766.8		1,766.8	1,766.8
Other comprehensive (loss) income (Note 9):
Net unrealized (loss) gains on securities				114.3		114.3
Net foreign currency and derivative gains (losses)				(52.6)		(52.6)
Pension and OPEB plans				(1.3)		(1.3)
Other comprehensive income (loss)				60.4	60.4	60.4
Total comprehensive (loss) income					1,827.2
Common shares issued for benefit plans, including tax benefits		181.9				181.9
Common shares issued for benefit plans, including tax benefits (in shares)	6
Repurchases of common shares		(0.5)	(1,605.5)			(1,606)
Repurchases of common shares (in shares)	(52.4)
Dividends declared ( $0.04 per share)			(16.1)			(16.1)
Ending balance at Dec. 31, 2010		$ 651.5	$ 10,401.9	$ (1,162.6)		$ 9,890.8
Ending balance (in shares) at Dec. 31, 2010	384.4					384.4

[1]	Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments of debt securities. Refer to Note 2 beginning on page 57 for additional information on the cumulative effect adjustment required.

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Shareholders' Equity
Dividends declared, per share (in dollars per share)	$ 0.04	$ 0.04	$ 0.04

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows From Operating Activities
Net income	$ 1,766.8	$ 1,276.5	$ 1,384.1
Adjustments to Reconcile Net Income To Net Cash Provided By Operating Activities
Net realized capital gains	(227.5)	(55)	655.9
Depreciation and amortization	444.4	416	378.3
Equity in earnings of affiliates, net	(33.1)	(15.7)	159.1
Stock-based compensation expense	110.4	90.7	95.7
Accretion of net investment discount	(28.9)	(67)	(15.2)
Changes In Assets And Liabilities
Accrued investment income	5.8	(15.6)	(4.4)
Premiums due and other receivables	(38.6)	(53.7)	(106.2)
Income taxes	182.8	(14.4)	(137.5)
Other assets and other liabilities	(309.3)	570.4	(116.3)
Health care and insurance liabilities	(458.6)	357.6	(82.1)
Other, net	(2.1)	(1.5)	(4.5)
Net cash provided by operating activities	1,412.1	2,488.3	2,206.9
Cash Flows From Investing Activities
Proceeds from sales and maturities of investments	11,966.7	10,029.6	11,681.2
Cost of investments	(11,043.4)	(11,592.2)	(12,307.9)
Additions to property, equipment and software	(288.7)	(362)	(446.6)
Cash used for acquisition, net of cash acquired	(0.1)	(75.1)	0
Net cash provided by (used for) investing activities	634.5	(1,999.7)	(1,073.3)
Cash Flows From Financing Activities
Proceeds from issuance of long-term debt, net of issuance costs	697.8	0	484.8
Net repayment of short-term debt	(480.8)	266.1	85.6
Deposits and interest credited for investment contracts	8	7.1	8.5
Withdrawals of investment contracts	(9.5)	(9)	(38.4)
Common shares issued under benefit plans	43.2	14.8	29.7
Stock-based compensation tax benefits	22.5	5.1	27.8
Common shares repurchased	(1,606)	(773)	(1,787.7)
Dividends paid to shareholders	(16.1)	(17.3)	(18.4)
Collateral on interest rate swaps	(41.7)	41.7	0
Net cash used for financing activities	(1,382.6)	(464.5)	(1,208.1)
Net increase in cash and cash equivalents	664	24.1	(74.5)
Cash and cash equivalents, beginning of period	1,203.6	1,179.5	1,254
Cash and cash equivalents, end of period	1,867.6	1,203.6	1,179.5
Supplemental Cash Flow Information
Interest paid	243	244	228
Income taxes refunded	$ 674	$ 634	$ 906

Organization	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Organization
1.	Organization

We conduct our operations in three business segments:

•
Health Care consists of medical, pharmacy benefits management, dental and vision plans offered on both an Insured basis (where we assume all or a majority of the risk for medical and dental care costs) and an employer-funded basis (where the plan sponsor under an administrative services contract (“ASC”) assumes all or a majority of this risk).  Medical products include point-of-service (“POS”), preferred provider organization (“PPO”), health maintenance organization (“HMO”) and indemnity benefit plans.  Medical products also include health savings accounts and Aetna HealthFund®, consumer-directed health plans that combine traditional POS or PPO and/or dental coverage, subject to a deductible, with an accumulating benefit account (which may be funded by the plan sponsor and/or the member in the case of HSAs).  We also offer Medicare and Medicaid products and services and specialty products, such as medical management and data analytics services, behavioral health plans and stop loss insurance, as well as products that provide access to our provider network in select markets.

●
Group Insurance primarily includes group life insurance products offered on an Insured basis, including basic and supplemental group term life, group universal life, supplemental or voluntary programs and accidental death and dismemberment coverage.  Group Insurance also includes (i) group disability products offered to employers on both an Insured and an ASC basis which consist primarily of short-term and long-term disability insurance, (ii) absence management services offered to employers, which include short-term and long-term disability administration and leave management, and (iii) long-term care products that were offered primarily on an Insured basis, which provide benefits covering the cost of care in private home settings, adult day care, assisted living or nursing facilities.  We no longer solicit or accept new long-term care customers.

•
Large Case Pensions manages a variety of retirement products (including pension and annuity products) primarily for tax qualified pension plans.  These products provide a variety of funding and benefit payment distribution options and other services.  Large Case Pensions also includes certain discontinued products (refer to Note 20 beginning on page 97 for additional information).

Our three business segments are distinct businesses that offer different products and services.  Our Chief Executive Officer evaluates financial performance and makes resource allocation decisions at these segment levels.  The accounting policies of the segments are the same as those described in the summary of significant accounting policies in Note 2, below.  We evaluate the performance of these business segments based on operating earnings (net income or loss, excluding net realized capital gains or losses and other items) (refer to Note 19 beginning on page 95 for segment financial information).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summary Of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally-accepted accounting principles (“GAAP”) and include the accounts of Aetna and the subsidiaries that we control.  All significant intercompany balances have been eliminated in consolidation.  The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined there were no other items to disclose.

Reclassifications
Certain reclassifications were made to the 2009 financial information to conform to the 2010 presentation.

New Accounting Standards
Variable Interest Entities
In June 2009, the Financial Accounting Standards Board (the “FASB”) released revised accounting guidance for variable interest entities (“VIEs”).  This accounting guidance removes the quantitative-based risks-and-rewards calculation previously used to assess whether a company must consolidate a VIE and, instead, requires a variable interest holder to qualitatively assess whether it has a controlling financial interest in the VIE.  This accounting guidance was effective on January 1, 2010.  The adoption of this new accounting guidance did not impact our financial position or operating results.  Refer to Note 8 beginning on page 67 for additional information.

Recognition and Presentation of Other-Than-Temporary Impairments
Effective April 1, 2009, we adopted new accounting guidance issued by the FASB for other-than-temporary impairments (“OTTI”) of debt securities.  This guidance establishes new criteria for the recognition of OTTI on debt securities and also requires additional financial statement disclosure.  The new criteria require OTTI to be recognized if either a credit-related loss is deemed to have occurred or we have the intention to sell a security that is in an unrealized loss position.  Refer to Notes 8 and 9 beginning on pages 67 and 72, respectively, for additional information.

Upon adoption of this new guidance, we evaluated securities held at April 1, 2009 for which a previous OTTI was recognized, and identified those securities that we did not intend to sell.  As a result of this analysis, we recorded a  $54 million ( $83 million pretax) cumulative effect adjustment that increased retained earnings and accumulated other comprehensive loss as of April 1, 2009.

Fair Value Measurements – Assessing Fair Value in Market Conditions That Are Not Orderly
In April 2009, the FASB released updates to the accounting guidance for measuring the fair value of assets and liabilities.  These updates provide clarification as to how to determine the fair value of assets and liabilities in distressed economic conditions and also require greater disaggregation of debt and equity securities within our fair value measurements disclosures (refer to Note 10 beginning on page 73).  This accounting guidance was effective on June 30, 2009 and did not impact our financial position or operating results.

Future Application of Accounting Standards
Deferred Acquisition Costs
In October 2010, the FASB released new accounting guidance for costs associated with acquiring or renewing insurance contracts.  This guidance clarifies that such costs qualify for capitalization when affiliated with the successful acquisition of new and renewed insurance contracts.  The new guidance is effective beginning January 1, 2012.  Since our acquisition costs related to our Health Care and Group Insurance products are generally expensed as incurred, we do not expect the adoption of this accounting guidance to have a significant impact to our financial position or operating results.

Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and notes.  We consider the following accounting estimates critical in the preparation of the accompanying consolidated financial statements:  health care costs payable, other insurance liabilities, recoverability of goodwill and other acquired intangible assets, measurement of defined benefit pension and other postretirement benefit plans, other-than-temporary impairment of debt securities and revenue recognition.  We use information available to us at the time estimates are made; however, these estimates could change materially if different information or assumptions were used.  Additionally, these estimates may not ultimately reflect the actual amounts of the final transactions that occur.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and debt securities with a maturity of three months or less when purchased.  The carrying value of cash equivalents approximates fair value due to the short-term maturity of these investments.

Investments
Debt and Equity Securities
Debt and equity securities consist primarily of U.S. Treasury and agency securities, mortgage-backed securities, corporate and foreign bonds and other debt and equity securities.  Debt securities are classified as either current or long-term investments based on their contractual maturities unless we intend to sell an investment within the next twelve months, in which case it is classified as current on our balance sheets.  We have classified our debt and equity securities as available for sale and carry them at fair value.  Refer to Note 10 beginning on page 73 for additional information on how we estimate the fair value of these investments.  The cost for mortgage-backed and other asset-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.  We regularly review our debt and equity securities to determine whether a decline in fair value below the carrying value is other-than-temporary.  When a debt or equity security is in an unrealized capital loss position, we monitor the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time.  Beginning April 1, 2009, we recognize an impairment on debt securities when we intend to sell a security that is in an unrealized loss position or if we determine a credit-related loss has occurred.  Prior to April 1, 2009, we would recognize an impairment if we did not have the intention and ability to hold the security until it recovered its value (refer to New Accounting Standards beginning on page 57 for additional information).  We do not accrue interest on debt securities when management believes the collection of interest is unlikely.

We lend certain debt and equity securities from our investment portfolio to other institutions for short periods of time.  Borrowers must post cash collateral in the amount of 102% to 105% of the fair value of the loaned security.  The fair value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates.  The collateral is retained and invested by a lending agent according to our guidelines to generate additional income for us.

Mortgage Loans
We carry the value of our mortgage loan investments on our balance sheets at the unpaid principal balance, net of impairment reserves.  A mortgage loan may be impaired when it is a problem loan (i.e., more than 60 days delinquent, in bankruptcy or in process of foreclosure), a potential problem loan (i.e., high probability of default within 3 years) or a restructured loan.  For impaired loans, a specific impairment reserve is established for the difference between the recorded investment in the loan and the estimated fair value of the collateral.  We apply our loan impairment policy individually to all loans in our portfolio.  We record full or partial charge-offs of loans at the time an event occurs affecting the legal status of the loan, typically at the time of foreclosure or upon a loan modification giving rise to forgiveness of debt.  Interest income on an impaired loan is accrued to the extent we deem it collectable and the loan continues to perform under its original or restructured terms.  Interest income on problem loans is recognized on a cash basis.  Cash payments on loans in the process of foreclosure are treated as a return of principal.  Mortgage loans with a maturity date or a committed prepayment date within twelve months are classified as current on our balance sheets.

Other Investments
Other investments consist primarily of alternative investments (which are comprised of private equity and hedge fund limited partnerships), investment real estate and derivatives.  We typically do not have a controlling ownership in our alternative investments, and therefore we apply the equity method of accounting for these investments.  We invest in real estate for the production of income.  We carry the value of our investment real estate on our balance sheet at depreciated cost, including capital additions, net of write-downs for other-than-temporary declines in fair value.  Depreciation is calculated using the straight-line method based on the estimated useful life of each asset.  If any of our real estate investments are considered held-for-sale, we carry it at the lower of its carrying value or fair value less estimated selling costs.  We generally estimate fair value using a discounted future cash flow analysis in conjunction with comparable sales information.  At the time of the sale, we record the difference between the sales price and the carrying value as a realized capital gain or loss.

We make limited use of derivatives in order to manage interest rate, foreign exchange, price risk and credit exposure.  The derivatives we use consist primarily of futures contracts, forward contracts, interest rate swaps, credit default swaps and warrants.  Derivatives are reflected at fair value on our balance sheets.

When we enter into a derivative contract, if certain criteria are met, we may designate the derivative as one of the following:  a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment; a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability; or a foreign currency fair value or cash flow hedge.

Net Investment Income and Realized Capital Gains and Losses
Net investment income and realized capital gains and losses on investments supporting Health Care’s and Group Insurance’s liabilities and Large Case Pensions’ products (other than experience-rated and discontinued products) are reflected in our operating results.  Realized capital gains and losses are determined on a specific identification basis.  Unrealized capital gains and losses (other than experience-rated and discontinued products) are reflected in shareholders’ equity, net of tax, as a component of accumulated other comprehensive loss.  We reflect purchases and sales of debt and equity securities and alternative investments on the trade date.  We reflect purchases and sales of mortgage loans and investment real estate on the closing date.

Experience-rated products are products in the Large Case Pensions business where the contract holder, not us, assumes investment and other risks, subject to, among other things, minimum guarantees provided by us.  The effect of investment performance is allocated to contract holders’ accounts daily, based on the underlying investment’s experience and, therefore, does not impact our operating results (as long as minimum guarantees are not triggered).  Realized and unrealized capital gains and losses on investments supporting experience-rated products in the Large Case Pensions business are reflected in policyholders’ funds on our balance sheets.  Net investment income supporting Large Case Pensions’ experience-rated products is included in net investment income in our statements of income and is credited to contract holders in current and future benefits.

When we discontinued the sale of our fully-guaranteed Large Case Pensions products, we established a reserve for anticipated future losses from these products and segregated the related investments.  These investments are managed as a separate portfolio.  Net investment income and realized capital gains and losses on this separate portfolio are ultimately credited/charged to the reserve and, generally, do not impact our operating results.  Unrealized capital gains or losses on this segregated portfolio are reflected in other long-term liabilities on our balance sheets.  Refer to Note 20 beginning on page 97 for additional information on our discontinued products.

Reinsurance
We utilize reinsurance agreements primarily to facilitate the acquisition or disposition of certain insurance contracts.  Ceded reinsurance agreements permit us to recover a portion of our losses from reinsurers, although they do not discharge our primary liability as direct insurer of the risks reinsured.  Failure of reinsurers to indemnify us could result in losses; however, we do not expect charges for unrecoverable reinsurance to have a material effect on our operating results or financial position.  We evaluate the financial position of our reinsurers and monitor concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of our reinsurers.  At December 31, 2010, our reinsurance recoverables consisted primarily of amounts due from third parties that are rated consistent with companies that are considered to have the ability to meet their obligations.

In the normal course of business, we enter into agreements with other insurance companies under which we assume reinsurance, primarily related to our group life and health products (refer to Note 17 on page 91 for additional information).  We do not transfer any portion of the financial risk associated with our HMO products to third parties, except in areas where we participate in state-mandated health insurance pools.  We did not have material premiums ceded to or assumed from unrelated insurance companies in the three years ended December 31, 2010.

Goodwill
We evaluate goodwill for impairment (at the reporting unit level) annually, or more frequently if circumstances indicate a possible impairment, by comparing an estimate of the fair value of the applicable reporting unit to its carrying value, including goodwill.  If the carrying value exceeds fair value, we compare the implied fair value of the applicable goodwill to its carrying amount to measure the amount of goodwill impairment, if any.  Our reporting units with goodwill are our Health Care and Group Insurance segments.  Impairments, if any, would be classified as an operating expense.  After performing our analysis, we determined that there was no impairment of goodwill in each of the three years ended December 31, 2010.

Our annual impairment tests were based on an evaluation of future discounted cash flows.  These evaluations utilized the best information available to us at the time, including supportable assumptions and projections we believe are reasonable.  Collectively, these evaluations were our best estimates of projected future cash flows.  Our discounted cash flow evaluations used a range of discount rates that corresponds to our weighted-average cost of capital.  This discount rate range is consistent with that used for investment decisions and takes into account the specific and detailed operating plans and strategies of the Health Care and Group Insurance reporting units.  Certain other key assumptions utilized, including changes in membership, revenue, health care costs, operating expenses and effective tax rates, are based on estimates consistent with those utilized in our annual planning process that we believe are reasonable.  If we do not achieve our earnings objectives, the assumptions and estimates underlying these goodwill impairment evaluations could be adversely affected, and we may impair a portion of our goodwill, which would adversely affect our operating results in the period of impairment.

Property and Equipment and Other Acquired Intangible Assets
We report property and equipment and other acquired intangible assets at historical cost, net of accumulated depreciation or amortization.  At December 31, 2010 and 2009, the historical cost of property and equipment was approximately  $1.0 billion and  $1.1 billion, respectively, and the related accumulated depreciation was approximately  $473 million and  $543 million, respectively.  We calculate depreciation and amortization primarily using the straight-line method over the estimated useful lives of the respective assets ranging from three to forty years.

We regularly evaluate whether events or changes in circumstances indicate that the carrying value of property and equipment or other acquired intangible assets may not be recoverable.  If we determine that an asset may not be recoverable, we estimate the future undiscounted cash flows expected to result from future use of the asset and its eventual disposition.  If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, we recognize an impairment loss for the amount by which the carrying value of the asset exceeds its fair value.  There were no material impairment losses recognized in the three years ended December 31, 2010.

Separate Accounts
Separate Account assets and liabilities in the Large Case Pensions business represent funds maintained to meet specific objectives of contract holders who bear the investment risk.  These assets and liabilities are carried at fair value.  Net investment income and net realized capital gains and losses accrue directly to such contract holders.  The assets of each account are legally segregated and are not subject to claims arising from our other businesses.  Deposits, withdrawals, net investment income and netrealized and net unrealized capital gains and losses on Separate Account assets are not reflected in our statements of income or cash flows.  Management fees charged to contract holders are included in fees and other revenue and recognized over the period earned.

Health Care and Other Insurance Liabilities
Health care costs payable
Health care costs payable consist principally of unpaid fee-for-service medical, dental and pharmacy claims, capitation costs and other amounts due to health care providers pursuant to risk-sharing arrangements related to Health Care’s POS, PPO, HMO, Indemnity, Medicare and Medicaid products.  Unpaid health care claims include our estimate of payments we will make on claims reported to us but not yet paid and for health care services rendered to members but not yet reported to us as of the balance sheet date (collectively, “IBNR”).  Also included in these estimates is the cost of services that will continue to be rendered after the balance sheet date if we are obligated to pay for such services in accordance with contractual or regulatory requirements.  Such estimates are developed using actuarial principles and assumptions which consider, among other things, historical and projected claim submission and processing patterns, assumed and historical medical cost trends, historical utilization of health care services, claim inventory levels, changes in membership and product mix, seasonality and other relevant factors.  We reflect changes in these estimates in health care costs in our operating results in the period they are determined.  Capitation costs represent contractual monthly fees paid to participating physicians and other medical providers for providing medical care, regardless of the medical services provided to the member.  Approximately five percent of our health care costs related to capitated arrangements in each of the last three years.  Amounts due under risk-sharing arrangements are based on the terms of the underlying contracts with the providers and consider claims experience under the contracts through the balance sheet date.

Future policy benefits
Future policy benefits consist primarily of reserves for limited payment pension and annuity contracts in the Large Case Pensions business and long-duration group life and long-term care insurance contracts in the Group Insurance business.  Reserves for limited payment contracts are computed using actuarial principles that consider, among other things, assumptions reflecting anticipated mortality, retirement, expense and interest rate experience.  Such assumptions generally vary by plan, year of issue and policy duration.  Assumed interest rates on such contracts ranged from 1.8% to 11.3% in 2010 and from 2.0% to 11.3% in 2009.  We periodically review mortality assumptions against both industry standards and our experience.  Reserves for long-duration group life and long-term care contracts represent our estimate of the present value of future benefits to be paid to or on behalf of policyholders less the present value of future net premiums.  Assumed interest rates on such contracts ranged from 2.5% to 8.8% in both 2010 and 2009.  Our estimate of the present value of future benefits under such contracts is based upon mortality, morbidity and interest rate assumptions.

Unpaid claims
Unpaid claims consist primarily of reserves associated with certain short-duration group disability and term life insurance contracts in the Group Insurance business, including an estimate for IBNR as of the balance sheet date.  Reserves associated with certain short-duration group disability and term life insurance contracts are based upon our estimate of the present value of future benefits, which is based on assumed investment yields and assumptions regarding mortality, morbidity and recoveries from the U.S. Social Security Administration.  We develop our reserves for IBNR using actuarial principles and assumptions which consider, among other things, contractual requirements, claim incidence rates, claim recovery rates, seasonality and other relevant factors.  We discount certain claim liabilities related to group long-term disability and premium waiver contracts.  The discounted unpaid claim liabilities were  $1.9 billion and  $1.8 billion at December 31, 2010 and 2009, respectively.  The undiscounted value of these unpaid claim liabilities was  $2.6 billion and  $2.4 billion at December 31, 2010 and 2009, respectively.  The discount rates generally reflect our expected investment returns for the investments supporting these liabilities and ranged from 4.0% to 5.8% in 2010 and 5.8% to 6.3% in 2009.  The discount rates for retrospectively-rated contracts are set at contractually specified levels.  Our estimates of unpaid claims are subject to change due to changes in the underlying experience of the insurance contracts, changes in investment yields or other factors, and these changes are recorded in current and future benefits in our statements of income in the period they are determined.

Policyholders’ funds
Policyholders’ funds consist primarily of reserves for pension and annuity investment contracts in the Large Case Pensions business and customer funds associated with group life and health contracts in the Health Care and Group Insurance businesses.  Reserves for such contracts are equal to cumulative deposits less withdrawals and charges plus credited interest thereon, net of experience-rated adjustments.  In 2010, interest rates for pension and annuity investment contracts ranged from 3.5% to 11.8%, and interest rates for group life and health contracts ranged from 0% to 4.0%.  In 2009, interest rates for pension and annuity investment contracts ranged from 3.5% to 10.5% and interest rates for group life and health contracts ranged from 0% to 4.2%.  Reserves for contracts subject to experience rating reflect our rights as well as the rights of policyholders and plan participants.

We review health care and insurance liabilities periodically.  We reflect any necessary adjustments during the current period in operating results.  While the ultimate amount of claims and related expenses are dependent on future developments, it is management’s opinion that the liabilities that have been established are adequate to cover such costs.  The health care and insurance liabilities that are expected to be paid within twelve months are classified as current on our balance sheets.

Premium Deficiency Reserves
We evaluate our insurance contracts to determine if it is probable that a loss will be incurred.  We recognize a premium deficiency loss when it is probable that expected future claims, including maintenance costs (for example, claim processing costs), will exceed existing reserves plus anticipated future premiums and reinsurance recoveries.  Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.  For purposes of determining premium deficiency losses, contracts are grouped in a manner consistent with our method of acquiring, servicing and measuring the profitability of such contracts.  We did not have any premium deficiency reserves at December 31, 2010 or 2009.

Health Care Contract Acquisition Costs
Health care benefits products included in the Health Care segment are cancelable by either the customer or the member monthly upon written notice.  Acquisition costs related to our prepaid health care and health indemnity contracts are generally expensed as incurred.

Revenue Recognition
Health care premiums are recognized as income in the month in which the enrollee is entitled to receive health care services.  Health care premiums are reported net of an allowance for estimated terminations and uncollectable amounts.  Other premium revenue for group life, long-term care and disability products is recognized as income, net of allowances for termination and uncollectable accounts, over the term of the coverage.  Other premium revenue for Large Case Pensions’ limited payment pension and annuity contracts is recognized as revenue in the period received.  Premiums related to unexpired contractual coverage periods are reported as unearned premiums in our balance sheets.

The balance of the allowance for estimated terminations and uncollectable accounts on premiums receivable was  $80 million and  $107 million at December 31, 2010 and 2009, respectively, and is reflected as a reduction of premiums receivable in our balance sheets.  The balance of the allowance for uncollectable accounts on other receivables was  $26 million and  $55 million at December 31, 2010 and 2009, respectively, and is reflected as a reduction of other receivables in our balance sheets.

Some of our contracts allow for premiums to be adjusted to reflect actual experience or the relative health status of members.  Such adjustments are reasonably estimable (based on actual experience of the customer emerging under the contract and the terms of the underlying contract) and are recognized as the experience emerges.

Fees and other revenue consists primarily of ASC fees which are received in exchange for performing certain claim processing and member services for health and disability members and are recognized as revenue over the period the service is provided.  Some of our contracts include guarantees with respect to certain functions, such as customer service response time, claim processing accuracy and claim processing turnaround time, as well as certain guarantees that a plan sponsor's claim experience will fall within a certain range.  With any of these guarantees, we are financially at risk if the conditions of the arrangements are not met, although the maximum amount at risk is typically limited to a percentage of the fees otherwise payable to us by the customer involved.  We accrue for any such exposure upon occurrence.

In addition, fees and other revenue also include charges assessed against contract holders’ funds for contract fees, participant fees and asset charges related to pension and annuity products in the Large Case Pensions business.  Other amounts received on pension and annuity investment-type contracts are reflected as deposits and are not recorded as revenue.  Some of our Large Case Pension contract holders have the contractual right to purchase annuities with life contingencies using the funds they maintain on deposit with us.  Since these products are considered an insurance contract, when the contract holder makes this election, we treat the accumulated investment balance as a single premium and reflect it as both premiums and current and future benefits in our statements of income.

Accounting for the Medicare Part D Prescription Drug Program (“PDP”)
We were selected by the Centers for Medicare & Medicaid Services (“CMS”) to be a national provider of PDP in all 50 states to both individuals and employer groups in 2010, 2009 and 2008.  Under these annual contracts, CMS pays us a portion of the premium, a portion of, or a capitated fee for, catastrophic drug costs and a portion of the health care costs for low-income Medicare beneficiaries and provides a risk-sharing arrangement to limit our exposure to unexpected expenses.

We recognize premiums received from, or on behalf of, members or CMS and capitated fees as premium revenue ratably over the contract period.  We expense the cost of covered prescription drugs as incurred.  Costs associated with low-income Medicare beneficiaries (deductible, coinsurance, etc.) and the catastrophic drug costs paid in advance by CMS are recorded as a liability and offset health care costs when incurred.  For individual PDP coverage, the risk-sharing arrangement provides a risk corridor whereby the amount we received in premiums from members and CMS based on our annual bid is compared to our actual drug costs incurred during the contract year.  Based on the risk corridor provision and PDP activity to date, an estimated risk-sharing receivable or payable is recorded on a quarterly basis as an adjustment to premium revenue.  We perform a reconciliation of the final risk-sharing, low-income subsidy and catastrophic amounts after the end of each contract year.

Allocation of Operating Expenses
We allocate to the business segments centrally-incurred costs associated with specific internal goods or services provided to us, such as employee services, technology services and rent, based on a reasonable method for each specific cost (such as membership, usage, headcount, compensation or square footage occupied).  Interest expense on third-party borrowings and the financing components of our pension and other post-retirement benefit plan expense is not allocated to the reporting segments, since it is not used as a basis for measuring the operating performance of the segments.  Such amounts are reflected in Corporate Financing in our segment financial information.  Segment results were restated for this change in expense allocation.  Refer to Note 19 beginning on page 95 for additional information.

Income Taxes
We are taxed at the statutory corporate income tax rates after adjusting income reported for financial statement purposes for certain items.  We recognize deferred income tax assets and liabilities for the differences between the financial and income tax reporting basis of assets and liabilities based on enacted tax rates and laws.  Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized.  Deferred income tax expense or benefit primarily reflects the net change in deferred income tax assets and liabilities during the year.

Our current income tax provision reflects the tax results of revenues and expenses currently taxable or deductible.  Penalties and interest on our tax positions are classified as a component of our income tax provision.

Acquisition	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Acquisition
3.	Acquisition

During 2010, we entered into an agreement to acquire Medicity Inc., a health information exchange company, for approximately  $500 million.  This transaction closed in January 2011 and was funded using available resources.

In 2009, we acquired Horizon Behavioral Services, LLC (“Horizon”), a leading provider of employee assistance programs, for approximately  $70 million in available cash.  We recorded goodwill related to this transaction of approximately  $56 million in 2009, of which  $37 million will be tax deductible.  All of the goodwill related to this acquisition was assigned to our Health Care segment.  Refer to Note 7 on page 66 for additional information.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Earnings Per Common Share
4.	Earnings Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted average number of common shares outstanding during the reporting period.  Diluted EPS is computed in a similar manner, except that the weighted average number of common shares outstanding is adjusted for the dilutive effects of our outstanding stock-based compensation awards, but only if the effect is dilutive.

The computations of basic and diluted EPS for 2010, 2009 and 2008 were as follows:

(Millions, except per common share data)	2010	2009	2008
Net Income	$ 1,766.8	$ 1,276.5	$ 1,384.1
Weighted average shares used to compute basic EPS	415.7	441.1	475.5
Dilutive effect of outstanding stock-based compensation awards (1)	7.2	8.4	12.8
Weighted average shares used to compute diluted EPS	422.9	449.5	488.3
Basic EPS	$ 4.25	$ 2.89	$ 2.91
Diluted EPS	$ 4.18	$ 2.84	$ 2.83
(1)
Approximately 18.6 million, 19.3 million and 9.7 million stock appreciation rights (“SARs”) (with exercise prices ranging from  $29.20 to  $59.76,  $25.94 to  $59.76 and  $25.94 to  $59.76, respectively) were not included in the calculation of diluted EPS for 2010, 2009 and 2008, respectively, and approximately 5.7 million, 6.2 million and 1.6 million stock options (with exercise prices ranging from  $33.38 to  $42.35) were not included in the calculation of diluted EPS for 2010, 2009 and 2008 respectively, as their exercise prices were greater than the average market price of Aetna common shares during such periods.

Operating Expenses	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Operating Expense
5.	Operating Expenses

For 2010, 2009 and 2008, selling expenses (which include broker commissions, the variable component of our internal sales force compensation and premium taxes) and general and administrative expenses were as follows:

(Millions)	2010	2009	2008
Selling expenses	$ 1,226.6	$ 1,251.9	$ 1,149.6
General and administrative expenses:
Salaries and related benefits	3,076.4	2,971.8	2,619.8
Other general and administrative expenses (1)	2,216.0	2,159.3	1,982.1
Total general and administrative expenses (2)	5,292.4	5,131.1	4,601.9
Total operating expenses	$ 6,519.0	$ 6,383.0	$ 5,751.5
(1)
Includes the following for 2010:  transaction-related costs of  $66.2 million and litigation-related insurance proceeds of  $156.3 million. Includes the following for 2009:  litigation-related insurance proceeds of  $38.2 million. Includes the following charges for 2008:  a  $20.0 million contribution for the establishment of an out-of-network pricing database and a  $42.2 million allowance on a reinsurance recoverable.  Refer to the reconciliation of operating earnings to net income in Note 19 beginning on page 95 for additional information.

(2)
In 2010, 2009 and 2008, we recorded severance and facilities charges of  $47.4 million,  $93.7 million and  $54.7 million, respectively.  Refer to the reconciliation of operating earnings to net income in Note 19 beginning on page 95 for additional information.

Health Care Costs Payable	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Health Care Costs Payable
6.	Health Care Costs Payable

The following table shows the components of the change in health care costs payable during 2010, 2009 and 2008:

(Millions)	2010	2009	2008
Health care costs payable, beginning of the period	$ 2,895.3	$ 2,393.2	$ 2,177.4
Less: Reinsurance recoverables	1.9	2.0	2.9
Health care costs payable, beginning of the period, net	2,893.4	2,391.2	2,174.5
Acquisition of businesses	-	1.1	-
Add: Components of incurred health care costs
Current year	23,045.6	24,127.2	20,948.5
Prior years	(326.0)	(66.0)	(163.0)
Total incurred health care costs	22,719.6	24,061.2	20,785.5
Less: Claims paid
Current year	20,588.5	21,401.1	18,726.4
Prior years	2,395.3	2,159.0	1,842.4
Total claims paid	22,983.8	23,560.1	20,568.8
Health care costs payable, end of period, net	2,629.2	2,893.4	2,391.2
Add: Reinsurance recoverables	1.7	1.9	2.0
Health care costs payable, end of the period	$ 2,630.9	$ 2,895.3	$ 2,393.2

Our prior year estimates of health care costs payable decreased by approximately  $326 million,  $66 million and  $163 million in 2010, 2009 and 2008, respectively, resulting from claims being settled for amounts less than originally estimated.  These reductions were primarily the result of lower than expected health care cost trends as well as the actual claim submission time being faster than we assumed in establishing our health care costs payable in the prior year.  These reductions were offset by estimated current period health care costs when we established our estimate of current year health care costs payable.  When significant decreases (increases) in prior-period health care cost estimates occur that we believe significantly impact our current period operating results, we disclose that amount as favorable (unfavorable) development of prior period health care cost estimates.  In 2010, we had approximately  $118 million of favorable development of prior-year health care cost estimates that primarily resulted from lower than projected paid claims in the first half of 2010 for claims incurred in the latter part of 2009 caused by lower than projected utilization of medical services driven by the abatement of H1N1 and other flu, among other factors.  In 2009, we had approximately  $116 million of unfavorable development of prior-year health care cost estimates that was driven by unusually high paid claims activity in the first half of 2009 related to the second half of 2008.  This unfavorable development of prior year health care cost estimates offset the amount of the 2009 reduction in our estimate of health care costs payable for prior years.  We had no significant development of prior-year health care cost estimates that affected our operating results in 2008.

Goodwill and Other Acquired Intangible Assets	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Goodwill and Other Acquired Intangible Assets
7.	Goodwill and Other Acquired Intangible Assets

As a result of recent acquisitions, in accordance with applicable accounting guidance, we allocated the amount paid to the fair value of the net assets acquired, with any excess amounts recorded as goodwill.  The increase in goodwill in 2010 and 2009 was as follows:

(Millions)	2010	2009
Balance, beginning of the period	$ 5,146.2	$ 5,085.6
Goodwill acquired:
Horizon	(.5)	56.8
Schaller Anderson, Incorporated	.7	3.8
Balance, end of the period (1)	$ 5,146.4	$ 5,146.2
(1)	At both December 31, 2010 and 2009, approximately $5.0 billion and $104 million of goodwill was assigned to the Health Care and Group Insurance segments, respectively.

Other acquired intangible assets at December 31, 2010 and 2009 were comprised of the following:

		Accumulated		Amortization
(Millions)	Cost	Amortization	Net Balance	Period (Years)
2010
Other acquired intangible assets:
Provider networks	$ 703.2	$ 398.9	$ 304.3	12-25	(1)
Customer lists	420.4	262.6	157.8	4-10	(1)
Technology	25.3	25.0	.3	3-5
Other	38.1	27.3	10.8	2-15
Trademarks	22.3	-	22.3	Indefinite
Total other acquired intangible assets	$ 1,209.3	$ 713.8	$ 495.5

2009
Other acquired intangible assets:
Provider networks	$ 703.2	$ 369.0	$ 334.2	12-25	(1)
Customer lists	420.4	206.3	214.1	4-10	(1)
Technology	25.3	20.7	4.6	3-5
Other	38.1	22.6	15.5	2-15
Trademarks	22.3	-	22.3	Indefinite
Total other acquired intangible assets	$ 1,209.3	$ 618.6	$ 590.7
(1 (1)
The amortization period for our customer lists and provider networks includes an assumption of renewal or extension of these arrangements.  At December 31, 2010 and 2009, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists is approximately one year.  Any costs related to the renewal or extension of these contracts is expensed as incurred.

We estimate annual pretax amortization for other acquired intangible assets over the next five years to be as follows:

(Millions)
2011	$ 87.7
2012	76.2
2013	67.0
2014	47.9
2015	34.4

Investments	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Investments
8.	Investments

Total investments at December 31, 2010 and 2009 were as follows:

	2010			2009
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$ 2,111.9	$ 14,849.7	$ 16,961.6	$ 2,834.8	$ 14,324.9	$ 17,159.7
Mortgage loans	55.2	1,454.6	1,509.8	86.1	1,507.9	1,594.0
Other investments	2.6	1,242.0	1,244.6	1.8	1,218.3	1,220.1
Total investments	$ 2,169.7	$ 17,546.3	$ 19,716.0	$ 2,922.7	$ 17,051.1	$ 19,973.8

Debt and equity securities available for sale at December 31, 2010 and 2009 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized		Fair
(Millions)	Cost	Gains	Losses		Value
December 31, 2010
Debt securities:
U.S. government securities	$ 1,293.5	$ 80.8	$ (.6)		$ 1,373.7
States, municipalities and political subdivisions	2,288.8	54.4	(46.9)		2,296.3
U.S. corporate securities	6,731.5	553.0	(21.9)		7,262.6
Foreign securities	2,667.4	231.1	(21.2)		2,877.3
Residential mortgage-backed securities	1,089.2	53.6	(2.8)	(1)	1,140.0
Commercial mortgage-backed securities	1,226.4	99.5	(13.7)	(1)	1,312.2
Other asset-backed securities	447.6	21.1	(4.8)	(1)	463.9
Redeemable preferred securities	196.7	12.3	(12.7)		196.3
Total debt securities	15,941.1	1,105.8	(124.6)		16,922.3
Equity securities	35.3	5.6	(1.6)		39.3
Total debt and equity securities (2)	$ 15,976.4	$ 1,111.4	$ (126.2)		$ 16,961.6

December 31, 2009
Debt securities:
U.S. government securities	$ 1,801.3	$ 50.7	$ (5.2)		$ 1,846.8
States, municipalities and political subdivisions	2,022.2	80.7	(27.5)		2,075.4
U.S. corporate securities	6,741.9	497.1	(54.4)		7,184.6
Foreign securities	2,554.5	210.9	(20.9)		2,744.5
Residential mortgage-backed securities	1,375.8	49.4	(5.0)	(1)	1,420.2
Commercial mortgage-backed securities	1,109.8	37.6	(104.0)	(1)	1,043.4
Other asset-backed securities	419.6	25.0	(8.2)	(1)	436.4
Redeemable preferred securities	381.9	27.8	(41.0)		368.7
Total debt securities	16,407.0	979.2	(266.2)		17,120.0
Equity securities	35.3	7.9	(3.5)		39.7
Total debt and equity securities (2)	$ 16,442.3	$ 987.1	$ (269.7)		$ 17,159.7
w(1)
At December 31, 2010 and 2009, we held securities for which we had recognized a credit-related impairment in the past.  In 2010 we released  $23.4 million of non-credit-related impairments from other comprehensive loss related to these securities (as of December 31, 2010 these securities had a net unrealized capital gain of  $3.9 million).  Effective April 1, 2009 and for the period through December 31, 2009, we recognized  $61.7 million of non-credit-related impairments in other comprehensive loss (as of December 31, 2009, these securities had a net unrealized capital loss of  $17.2 million).

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 97 for additional information on our accounting for discontinued products).  At December 31, 2010, investments with a fair value of  $4.1 billion, gross unrealized gains of  $339.5 million and gross unrealized losses of  $38.1 million and, at December 31, 2009, investments with a fair value of  $4.0 billion, gross unrealized gains of  $285.6 million and gross unrealized losses of  $78.2 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive loss.

The fair value of debt securities at December 31, 2010 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.
Fair
(Millions)	Value
Due to mature:
Less than one year	$ 757.7
One year through five years	3,324.5
After five years through ten years	5,068.2
Greater than ten years	4,855.8
Residential mortgage-backed securities	1,140.0
Commercial mortgage-backed securities	1,312.2
Other asset-backed securities	463.9
Total	$ 16,922.3

Mortgage-Backed and Other Asset-Backed Securities
All of our residential mortgage-backed securities at December 31, 2010 were agency issued (e.g., Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) and carry agency guarantees and explicit or implicit guarantees by the U.S. Government.  At December 31, 2010, our residential mortgage-backed securities had an average quality rating of AAA and a weighted average duration of 3.1 years.

Our commercial mortgage-backed securities have underlying loans that are dispersed throughout the U.S.  Significant market observable inputs used to value these securities include probability of default and loss severity.  At December 31, 2010, these securities had an average quality rating of AA+ and a weighted average duration of 3.6 years.

Our other asset-backed securities have a variety of underlying collateral (e.g., automobile loans, credit card receivables and home equity loans).  Significant market observable inputs used to value these securities include the unemployment rate, loss severity and probability of default.  At December 31, 2010, these securities had an average quality rating of AA- and a weighted average duration of 3.4 years.

Unrealized Capital Losses and Net Realized Capital Gains (Losses)
When a debt or equity security is in an unrealized capital loss position, we monitor the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time.  As described in Note 2 beginning on page 57, effective April 1, 2009, we recognize an OTTI on debt securities when we intend to sell a security that is in an unrealized capital loss position or if we determine a credit-related loss has occurred.  Prior to April 1, 2009, we recognized an OTTI on a security in an unrealized capital loss position if we could not assert our intention and ability to hold the security until it recovered its value.

Summarized below are the debt and equity securities we held at December 31, 2010 and 2009 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Millions)	Value	Losses	Value	Losses	Value	Losses
December 31, 2010
Debt securities:
U.S. government securities	$ 8.4	$ .2	$ 19.8	$ .4	$ 28.2	$ .6
States, municipalities and political subdivisions	964.9	37.6	82.7	9.3	1,047.6	46.9
U.S. corporate securities	665.8	17.0	210.2	4.9	876.0	21.9
Foreign securities	375.9	14.6	34.6	6.6	410.5	21.2
Residential mortgage-backed securites	103.7	2.6	6.6	.2	110.3	2.8
Commercial mortgage-backed securities	103.7	2.4	78.5	11.3	182.2	13.7
Other asset-backed securities	85.9	2.0	4.9	2.8	90.8	4.8
Redeemable preferred securities	4.5	-	94.3	12.7	98.8	12.7
Total debt securities	2,312.8	76.4	531.6	48.2	2,844.4	124.6
Equity securities	.5	-	9.5	1.6	10.0	1.6
Total debt and equity securities (1)	$ 2,313.3	$ 76.4	$ 541.1	$ 49.8	$ 2,854.4	$ 126.2

December 31, 2009
Debt securities:
U.S. government securities	$ 1,062.5	$ 4.8	$ 19.3	$ .4	$ 1,081.8	$ 5.2
States, municipalities and political subdivisions	292.2	10.6	216.7	16.9	508.9	27.5
U.S. corporate securities	730.2	16.8	681.4	37.6	1,411.6	54.4
Foreign securities	418.1	9.0	110.4	11.9	528.5	20.9
Residential mortgage-backed securites	383.0	4.7	8.2	.3	391.2	5.0
Commercial mortgage-backed securities	129.7	3.1	401.6	100.9	531.3	104.0
Other asset-backed securities	46.6	7.5	16.7	.7	63.3	8.2
Redeemable preferred securities	49.1	8.8	198.5	32.2	247.6	41.0
Total debt securities	3,111.4	65.3	1,652.8	200.9	4,764.2	266.2
Equity securities	3.9	1.6	18.8	1.9	22.7	3.5
Total debt and equity securities (1)	$ 3,115.3	$ 66.9	$ 1,671.6	$ 202.8	$ 4,786.9	$ 269.7
(1)
At December 31, 2010 and 2009, debt and equity securities in an unrealized loss position of  $38.1 million and  $78.2 million, respectively, and with related fair value of  $650.5 million and  $1.0 billion, respectively, related to discontinued and experience-rated products.

We reviewed the securities in the tables above and concluded that these are performing assets generating investment income to support the needs of our business.  In performing this review, we considered factors such as the quality of the investment security based on research performed by external rating agencies and our internal credit analysts and the prospects of realizing the carrying value of the security based on the investment’s current prospects for recovery.

The maturity dates for debt securities in an unrealized loss position at December 31, 2010 were as follows:

	Supporting discontinued		Supporting remaining
	and experience-rated products		products		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Millions)	Value	Losses	Value	Losses	Value	Losses
Due to mature:
Less than one year	$ 2.3	$ -	$ 60.0	$ .6	$ 62.3	$ .6
One year through five years	9.3	.2	277.4	3.7	286.7	3.9
After five years through ten years	151.0	4.8	461.1	10.7	612.1	15.5
Greater than ten years	405.4	29.1	1,094.6	54.2	1,500.0	83.3
Residential mortgage-backed securities	9.9	.4	100.4	2.4	110.3	2.8
Commercial mortgage-backed securities	35.8	1.5	146.4	12.2	182.2	13.7
Other asset-backed securities	27.0	.5	63.8	4.3	90.8	4.8
Total	$ 640.7	$ 36.5	$ 2,203.7	$ 88.1	$ 2,844.4	$ 124.6

Net realized capital gains (losses) for the years ended December 31, 2010, 2009 and 2008, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2010	2009	2008
OTTI losses on securities	$ (8.9)	$ (121.0)	$ (643.6)
Portion of OTTI losses (released from) recognized in other comprehensive income, net	(23.4)	26.5	-
Net OTTI losses on securities recognized in earnings	(32.3)	(94.5)	(643.6)
Net realized capital gains (losses), excluding OTTI losses on securities	259.8	149.5	(12.3)
Net realized capital gains (losses)	$ 227.5	$ 55.0	$ (655.9)

The net realized capital gains in 2010 and 2009 were primarily attributable to the sale of debt securities.  In 2010, these gains were partially offset by losses on derivative transactions while in 2009, these gains were also attributable to gains on derivative transactions partially offset by OTTI losses.  Net realized capital losses in 2008 primarily reflect OTTI losses as depicted below.  The increase in net realized capital gains in 2009 compared to 2008 was primarily due to a change in the accounting guidance for the recognition of OTTI of debt securities and an overall general improvement in the economic environment during 2009 compared to 2008.  Prior to the adoption of new accounting guidance for OTTI of debt securities on April 1, 2009, both yield- and credit-related OTTI were recognized in earnings if we could not assert our intention to hold the security until recovery.  By contrast, after April 1, 2009, only credit-related impairments are recognized in net income unless we have the intention to sell the security in an unrealized loss position, in which case the yield-related OTTI is also recognized in earnings.  Refer to Note 2 of Notes to Consolidated Financial Statements beginning on page 57 for additional information.

Yield-related OTTI losses were not significant in 2010.  In 2009, yield-related OTTI losses were  $76 million, primarily related to U.S. Treasury and corporate securities that were temporarily in a loss position due to changes in interest rates and the widening of credit spreads on corporate securities relative to the interest rates on U.S. Treasury securities in the first half of 2009.  Because we did not assert our intention to hold these securities, under applicable accounting guidance, we recorded a yield-related OTTI loss.  In 2008, yield-related OTTI losses were  $523 million.  These yield-related impairments were primarily due to the widening of credit spreads relative to the interest rates on U.S. Treasury securities in 2008 and the application of the then-applicable accounting guidance for OTTI which required us to assert our intention to hold to recovery, which we could not make.  During 2008, significant declines in the U.S. housing market resulted in the credit and other capital markets experiencing volatility and limitations on the ability of companies to issue debt or equity securities.  The lack of available credit, lack of confidence in the financial sector, increased volatility in the financial markets and reduced business activity resulted in credit spreads widening during 2008.

Included in net realized capital losses for 2008 were  $120 million of credit-related OTTI losses of which  $105 million related to investments in debt securities of Lehman Brothers Holdings Inc. and Washington Mutual, Inc.  We had no other individually material realized capital losses on debt or equity securities that impacted our operating results during 2010, 2009 or 2008.

Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2010, 2009 and 2008 were as follows:

(Millions)	2010	2009	2008
Proceeds on sales	$ 7,663.4	$ 5,506.5	$ 5,783.8
Gross realized capital gains	364.8	205.0	120.6
Gross realized capital losses	43.2	71.6	136.8

Mortgage Loans
Our mortgage loans are collateralized by commercial real estate.  During 2010, we entered into  $103 million in new mortgage loans,  $129 million in loans were repaid and  $20 million in loans were foreclosed.  At December 31, 2010 and 2009, we had no material problem, restructured or potential problem loans included in mortgage loans.  We also had no material reserves on our mortgage loans at December 31, 2010 or 2009.

We assess our mortgage loans on a regular basis for credit impairments, and annually we assign a credit quality indicator to each loan.  Our credit quality indicator is internally developed and categorizes our portfolio on a scale from 1 to 7.  Category 1 represents loans of superior quality, and Categories 6 and 7 represent loans where collections are doubtful.  Most of our mortgage loans fall into the Level 2 - 4 ratings.  These ratings represent loans where credit risk is minimal to acceptable; however, these loans may display some susceptibility to economic changes.  Category 5 represents loans where credit risk is not substantial but these loans warrant management's close attention.  These indicators are based upon several factors, including current loan to value ratios, property condition, market trends, borrower quality and deal structure.  Based upon our most recent assessment at December 31, 2010, our mortgage loans were given the following ratings:

(In millions, except credit ratings indicator)
1	$ 99.4
2 - 4	1,301.5
5	86.1
6 & 7	22.8
Total	$ 1,509.8

At December 31, 2010 scheduled mortgage loan principal repayments were as follows:

(Millions)
2011	$ 55.2
2012	47.3
2013	274.3
2014	94.1
2015	153.2
Thereafter	886.7

Variable Interest Entities
In determining whether to consolidate VIE, we consider several factors including whether we have the power to direct activities, the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIE.  We have relationships with certain real estate and hedge fund partnerships that are considered VIEs but are not consolidated.  We record the amount of our investment in these partnerships as long-term investments on our balance sheets and recognize our share of partnership income or losses in earnings.  Our maximum exposure to loss as a result of our investment in these partnerships is our investment balance at December 31, 2010 and 2009 of approximately  $153 million and  $125 million, respectively, and the risk of recapture of tax credits related to the real estate partnerships previously recognized, which we do not consider significant.  We do not have a future obligation to fund losses or debts on behalf of these investments; however, we may voluntarily contribute funds.  The real estate partnerships construct, own and manage low-income housing developments and had total assets of approximately  $5.1 billion at both December 31, 2010 and 2009.  The hedge fund partnerships had total assets of approximately  $6.1 billion and  $5.7 billion at December 31, 2010 and 2009, respectively.

Non-controlling Interests
Certain of our investment holdings are partially-owned by third parties.  At December 31, 2010 and 2009,  $74 million and  $77 million, respectively, of our investment holdings were partially owned by third parties.  The non-controlling entities’ share of these investments was included in accrued expenses and other current liabilities.  Net income (loss) attributed to these interests was  $4 million for both 2010 and 2009, and  $(11) million for 2008.  These non-controlling interests did not have a material impact on our financial position or operating results.

Net Investment Income
Sources of net investment income for 2010, 2009 and 2008 were as follows:

(Millions)	2010	2009	2008
Debt securities	$ 911.8	$ 907.8	$ 877.4
Mortgage loans	118.7	118.6	116.9
Other investments	56.5	38.6	(50.4)
Gross investment income	1,087.0	1,065.0	943.9
Less: Investment expenses	(30.7)	(28.6)	(33.9)
Net investment income (1)	$ 1,056.3	$ 1,036.4	$ 910.0
(1)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 97 for additional information on our accounting for discontinued products).  Net investment income includes  $344.9 million,  $347.8 million, and  $296.1 million for 2010, 2009 and 2008, respectively, related to investments supporting our experience-rated and discontinued products.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Other Comprehensive Income
9.	Other Comprehensive Income (Loss)

Shareholders’ equity included the following activity in accumulated other comprehensive loss in 2010 and 2009:

	Net Unrealized Gains (Losses)
	Securities		Foreign		Accumulated
			Currency	Pension	Other
	Previously		and	and OPEB	Comprehensive
(Millions)	Impaired (1)	All Other	Derivatives	Plans	(Loss) Income
Balance at December 31, 2008	$ -	$ (229.3)	$ (8.7)	$ (1,643.3)	$ (1,881.3)
Cumulative effect of adopting a new
accounting standard ( $83.0 pretax) (2)	(5.3)	(48.4)	-	-	(53.7)
Net unrealized gains (losses) ( $1,004.6 pretax)	106.3	592.4	34.4	(80.1)	653.0
Reclassification to earnings ( $110.5 pretax)	(.7)	(79.0)	(.4)	139.1	59.0
Other comprehensive income	100.3	465.0	34.0	59.0	658.3
Balance at December 31, 2009	100.3	235.7	25.3	(1,584.3)	(1,223.0)
Net unrealized gains (losses) ( $333.5 pretax)	42.5	327.5	(53.9)	(99.3)	216.8
Reclassification to earnings ( $172.9 pretax)	(67.7)	(188.0)	1.3	98.0	(156.4)
Other comprehensive (loss) income	(25.2)	139.5	(52.6)	(1.3)	60.4
Balance at December 31, 2010	$ 75.1	$ 375.2	$ (27.3)	$ (1,585.6)	$ (1,162.6)
(1)
Represents unrealized losses on the non-credit-related component of impaired debt securities that we do not intend to sell and subsequent appreciation in the fair value of those securities as well as those securities we intend to sell.

(2)
Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments of debt securities. Refer to Note 2 beginning on page 57 for additional information on the cumulative effect adjustment required.

Shareholders’ equity included the following activity in accumulated other comprehensive loss in 2008:

	Net Unrealized Gains (Losses)			Accumulated
		Foreign	Pension	Other
		Currency and	and OPEB	Comprehensive
(Millions)	Securities	Derivatives	Plans	(Loss) Income
Balance at December 31, 2007	$ 53.3	$ 7.0	$ (348.7)	$ (288.4)
Net unrealized losses ( $(3,158.9) pretax)	(756.7)	-	(1,296.6)	(2,053.3)
Net foreign currency and derivative losses ( $(25.5) pretax)	-	(16.6)	-	(16.6)
Reclassification to earnings ( $(647.7) pretax)	474.1	.9	2.0	477.0
Balance at December 31, 2008	$ (229.3)	$ (8.7)	$ (1,643.3)	$ (1,881.3)

The components of our pension and OPEB plans included the following activity in accumulated other comprehensive loss in 2010, 2009 and 2008:

	Pension Plans		OPEB Plans
	Unrecognized	Unrecognized	Unrecognized	Unrecognized
	Net Actuarial	Prior Service	Net Actuarial	Prior Service
(Millions)	Losses	Costs	Losses	Costs	Total
Balance at December 31, 2007	$ (348.7)	$ 13.4	$ (47.1)	$ 33.7	$ (348.7)
Unrealized net losses arising during
the period ( $(1,991.7) pretax)	(1,286.4)	-	(10.2)	-	(1,296.6)
Reclassification to earnings ( $(3.1) pretax)	4.1	(1.4)	1.7	(2.4)	2.0
Balance at December 31, 2008	(1,631.0)	12.0	(55.6)	31.3	(1,643.3)
Unrealized net losses arising during
the period ( $(123.2) pretax)	(72.5)	-	(7.6)	-	(80.1)
Reclassification to earnings ( $(214.0) pretax)	140.7	(1.4)	2.2	(2.4)	139.1
Balance at December 31, 2009	(1,562.8)	10.6	(61.0)	28.9	(1,584.3)
Unrealized net losses arising during
the period ( $(152.8) pretax)	(91.2)	-	(8.1)	-	(99.3)
Reclassification to earnings ( $(150.8) pretax)	106.1	(8.8)	3.0	(2.3)	98.0
Balance at December 31, 2010	$ (1,547.9)	$ 1.8	$ (66.1)	$ 26.6	$ (1,585.6)

Financial Instruments	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Financial Instruments
10.	Financial Instruments

The preparation of our consolidated financial statements in accordance with GAAP requires certain of our assets and liabilities to be reflected at their fair value, and others on another basis, such as an adjusted historical cost basis.  In this note, we provide details on the fair value of financial assets and liabilities and how we determine those fair values.  We present this information for those financial instruments that are measured at fair value for which the change in fair value impacts net income or other comprehensive income separately from other financial assets and liabilities.

Financial Instruments Measured at Fair Value in our Balance Sheets
Certain of our financial instruments are measured at fair value in our balance sheet.  The fair values of these instruments are based on valuations that include inputs that can be classified within one of three levels of a hierarchy established by GAAP.  The following are the levels of the hierarchy and a brief description of the type of valuation information (“inputs”) that qualifies a financial asset or liability for each level:
o	Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets.
o
Level 2 – Inputs other than Level 1 that are based on observable market data.  These include quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets, inputs that are observable that are not prices (such as interest rates and credit risks) and inputs that are derived from or corroborated by observable markets.

o	Level 3 – Developed from unobservable data, reflecting our own assumptions.

Financial assets and liabilities are classified based upon the lowest level of input that is significant to the valuation.  When quoted prices in active markets for identical assets and liabilities are available, we use these quoted market prices to determine the fair value of financial assets and liabilities and classify these assets and liabilities as Level 1.  In other cases where a quoted market price for identical assets and liabilities in an active market is either not available or not observable, we estimate fair value using valuation methodologies based on available and observable market information or by using a matrix pricing model.  These financial assets and liabilities would then be classified as Level 2.  If quoted market prices are not available, we determine fair value using broker quotes or an internal analysis of each investment’s financial performance and cash flow projections.  Thus, financial assets and liabilities may be classified in Level 3 even though there may be some significant inputs that may be observable.

The following is a description of the valuation methodologies used for our financial assets and liabilities that are measured at fair value, including the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Debt Securities - Where quoted prices are available in an active market, our debt securities are classified in Level 1 of the fair value hierarchy.  Our Level 1 debt securities are comprised primarily of U.S. Treasury securities.  If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing, which uses quoted market prices of debt securities with similar characteristics or discounted cash flows to estimate fair value.  We obtained one price for each of our Level 2 debt securities and did not adjust any of these prices at December 31, 2010 or 2009.

We also value certain debt securities using Level 3 inputs.  For Level 3 debt securities, fair values are determined by outside brokers or, in the case of certain private placement securities, are priced  internally.  Outside brokers determine the value of these debt securities through a combination of their knowledge of the current pricing environment and market flows.  We obtained one non-binding broker quote for each of these Level 3 debt securities and did not adjust any of these quotes at December 31, 2010 or 2009.  The total fair value of our broker quoted securities was approximately  $153 million and  $364 million at December 31, 2010 and 2009, respectively.  Examples of these Level 3 debt securities include certain U.S. and foreign corporate securities and certain of our commercial mortgage-backed securities as well as other asset-backed securities.  For some of our private placement securities, our internal staff determines the values of these debt securities by analyzing spreads of corporate and sector indices as well as interest spreads of comparable public bonds.  Examples of these Level 3 debt securities include certain U.S. and foreign securities and certain tax-exempt municipal securities.

Equity Securities - We currently have two classifications of equity securities:  those that are publicly traded and those that are privately held.  Our publicly-traded securities are classified as Level 1 because quoted prices are available for these securities in an active market.  For privately-held equity securities, there is no active market; therefore, we classify these securities as Level 3 because we must price these securities through an internal analysis of each investment’s financial statements and cash flow projections.

Derivatives - Our derivative instruments are valued using models that primarily use market observable inputs and therefore are classified as Level 2 because they are traded in markets where quoted market prices are not readily available.

Financial assets and liabilities with changes in fair value that are measured on a recurring basis in our balance sheets at December 31, 2010 and December 31, 2009 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2010
Assets:
Debt securities:
U.S. government securities	$ 1,081.0	$ 292.7	$ -	$ 1,373.7
States, municipalities and political subdivisions	-	2,292.7	3.6	2,296.3
U.S. corporate securities	-	7,201.9	60.7	7,262.6
Foreign securities	-	2,822.4	54.9	2,877.3
Residential mortgage-backed securities	-	1,140.0	-	1,140.0
Commercial mortgage-backed securities	-	1,275.3	36.9	1,312.2
Other asset-backed securities	-	407.4	56.5	463.9
Redeemable preferred securities	-	178.5	17.8	196.3
Total debt securities	1,081.0	15,610.9	230.4	16,922.3
Equity securities	1.4	-	37.9	39.3
Derivatives	-	2.6	-	2.6
Total investments	$ 1,082.4	$ 15,613.5	$ 268.3	$ 16,964.2

Liabilities:
Derivatives	$ -	$ 6.5	$ -	$ 6.5

December 31, 2009
Assets:
Debt securities:
U.S. government securities	$ 1,529.4	$ 317.4	$ -	$ 1,846.8
States, municipalities and political subdivisions	-	2,062.7	12.7	2,075.4
U.S. corporate securities	-	7,056.5	128.1	7,184.6
Foreign securities	-	2,545.5	199.0	2,744.5
Residential mortgage-backed securities	-	1,420.2	-	1,420.2
Commercial mortgage-backed securities	-	971.6	71.8	1,043.4
Other asset-backed securities	-	425.4	11.0	436.4
Redeemable preferred securities	-	345.8	22.9	368.7
Total debt securities	1,529.4	15,145.1	445.5	17,120.0
Equity securities	1.7	-	38.0	39.7
Derivatives	-	44.0	-	44.0
Total investments	$ 1,531.1	$ 15,189.1	$ 483.5	$ 17,203.7

The changes in the balances of Level 3 financial assets during 2010 and 2009 were as follows:

	2010				2009
(Millions)	U.S. Corporate Securities	Foreign Securities	Other	Total	U.S. Corporate Securities	Foreign Securities	Other	Total
Beginning balance	$ 128.1	$ 199.0	$ 156.4	$ 483.5	$ 144.6	$ 177.1	$ 163.3	$ 485.0
Net realized and unrealized capital gains (losses):
Included in earnings	(.9)	8.2	4.1	11.4	3.6	11.7	12.3	27.6
Included in other comprehensive income	.1	(2.3)	27.1	24.9	.5	21.4	12.0	33.9
Other (1)	(.8)	.5	(5.9)	(6.2)	7.2	5.7	17.4	30.3
Purchases, sales and maturities	(64.4)	(83.6)	(24.1)	(172.1)	(24.2)	(17.6)	(44.0)	(85.8)
Transfers (out of) into Level 3 (2)	(1.4)	(66.9)	(4.9)	(73.2)	(3.6)	.7	(4.6)	(7.5)
Ending Balance	$ 60.7	$ 54.9	$ 152.7	$ 268.3	$ 128.1	$ 199.0	$ 156.4	$ 483.5
Amount of Level 3 net unrealized capital losses included in net income	$ -	$ -	$ (.9)	$ (.9)	$ -	$ (.1)	$ (.7)	$ (.8)
(1)
Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.  Refer to Note 20 beginning on page 97 for additional information.

(2)
At January 1, 2010, we changed our practice for reporting transfers into (out of) Level 3.  Effective January 1, 2010, we use the fair value of these assets at the end of the reporting period for all financial asset transfers.  Prior to January 1, 2010, for financial assets that were transferred into (out of) Level 3, we used the fair value of the assets at the end (beginning) of the reporting period.

The changes in the balances of Level 3 financial assets during 2008 were as follows:

	2008
(Millions)	Debt Securities	Equity Securities	Total
Beginning balance	$ 642.5	$ 38.8	$ 681.3
Net realized and unrealized capital gains (losses):
Included in earnings	(51.9)	-	(51.9)
Included in other comprehensive income	(30.2)	(1.0)	(31.2)
Other (1)	(29.4)	10.4	(19.0)
Purchases, sales and maturities	(48.5)	(34.6)	(83.1)
Transfers into (out of) Level 3	(26.8)	15.7	(11.1)
Ending Balance	$ 455.7	$ 29.3	$ 485.0
Amount of Level 3 net unrealized capital losses included in net income	$ (53.8)	$ -	$ (53.8)
(1)
Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.  Refer to Note 20 beginning on page 97 for additional information.

Transfers into Level 3 during 2010, 2009 and 2008 were not significant.  Additionally, during 2010, certain investments previously classified as Level 3 were reclassified to Level 2 because we were able to obtain observable market data.

Financial Instruments Not Measured at Fair Value in our Balance Sheets
The following is a description of the valuation methodologies used for estimating the fair value of our financial assets and liabilities that are measured at adjusted cost or contract value.

Mortgage loans - Fair values are estimated by discounting expected mortgage loan cash flows at market rates that reflect the rates at which similar loans would be made to similar borrowers.  These rates reflect our assessment of the credit quality and the remaining duration of the loans.  The fair value estimates of mortgage loans of lower credit quality, including problem and restructured loans, are based on the estimated fair value of the underlying collateral.

Investment contract liabilities:
•	With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, us for similar contracts.

•
Without a fixed maturity:  Fair value is estimated as the amount payable to the contract holder upon demand.  However, we have the right under such contracts to delay payment of withdrawals that may ultimately result in paying an amount different than that determined to be payable on demand.

Long-term debt: Fair values are based on quoted market prices for the same or similar issued debt or, if no quoted market prices are available, on the current rates estimated to be available to us for debt of similar terms and remaining maturities.

The carrying value and estimated fair value of certain of our financial instruments at December 31, 2010 and 2009 were as follows:

	2010		2009
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
(Millions)	Value	Value	Value	Value
Assets:
Mortgage loans	$ 1,509.8	$ 1,526.1	$ 1,594.0	$ 1,506.5
Liabilities:
Investment contract liabilities:
With a fixed maturity	41.7	42.7	32.4	33.5
Without a fixed maturity	511.5	510.9	530.6	503.7
Long-term debt	4,382.5	4,728.9	3,639.5	3,865.9

Separate Accounts Measured at Fair Value in our Balance Sheets
Separate Account assets in our Large Case Pensions business represent funds maintained to meet specific objectives of contract holders.  Since contract holders bear the investment risk of these assets, a corresponding Separate Account liability has been established equal to the assets.  These assets and liabilities are carried at fair value.  Net investment income and capital gains and losses accrue directly to such contract holders.  The assets of each account are legally segregated and are not subject to claims arising from our other businesses.  Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on Separate Account assets are not reflected in our statements of income, shareholders’ equity or cash flows.

Separate Account assets include debt and equity securities and derivative instruments.  The valuation methodologies used for these assets are similar to the methodologies described beginning on page 74.   Separate Account assets also include investments in common/collective trusts and real estate that are carried at fair value.  The following are descriptions of the valuation methodologies used to price these investments, including the general classification pursuant to the valuation hierarchy.

Common/Collective Trusts – Common trusts invest in other collective investment funds otherwise known as the underlying funds.  The Separate Accounts’ interests in the common trust funds are based on the fair values of the investments of the underlying funds and therefore are classified as Level 2.  The underlying assets primarily consist of foreign equity securities.  Investments in common trust funds are valued at their respective net asset value per share/unit on the valuation date.

Real Estate – The values of the underlying real estate investments are estimated using generally-accepted valuation techniques and give consideration to the investment structure.  An appraisal of the underlying real estate for each of these investments is performed annually.  In the quarters in which an investment is not appraised or its valuation is not updated, fair value is based on available market information.  The valuation of a real estate investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the appraiser’s review and concurrence with the valuation.  Further, these valuations have been prepared giving consideration to the income, cost and sales comparison approaches of estimating property value.  These valuations do not necessarily represent the prices at which the real estate investments would sell, since market prices of real estate investments can only be determined by negotiation between a willing buyer and seller.  Therefore, these investment values are classified as Level 3.

Separate Account financial assets at December 31, 2010 and 2009 were as follows:

	2010				2009
(Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities	$ 1,059.7	$ 2,524.9	$ 56.0	$ 3,640.6	$ 752.3	$ 2,508.0	$ 97.3	$ 3,357.6
Equity securities	1,231.9	-	-	1,231.9	1,215.1	.9	-	1,216.0
Derivatives	-	.2	-	.2	-	1.2	-	1.2
Common/collective trusts	-	-	-	-	-	1,152.6	-	1,152.6
Real estate	-	-	-	-	-	-	71.4	71.4
Total (1)	$ 2,291.6	$ 2,525.1	$ 56.0	$ 4,872.7	$ 1,967.4	$ 3,662.7	$ 168.7	$ 5,798.8
(1)	Excludes $422.6 million and $484.3 million of cash and cash equivalents and other receivables at December 31, 2010 and 2009, respectively.

The changes in the balances of Level 3 Separate Account financial assets during 2010, 2009 and 2008 were as follows:

(Millions)	Debt Securities	Real Estate		Total
Balance at December 31, 2007	$ 291.2	$ 12,541.8		$ 12,833.0
Total losses accrued to contract holders	(16.4)	(45.6)		(62.0)
Purchases, sales and maturities	105.2	(88.7)		16.5
Transfers out of Level 3 (1)	(14.9)	-		(14.9)
Transfers of Separate Account assets	-	(12,320.8)	(2)	(12,320.8)
Balance at December 31, 2008	$ 365.1	$ 86.7		$ 451.8
Total losses accrued to contract holders	(116.7)	(15.2)		(131.9)
Purchases, sales and maturities	(114.8)	(.1)		(114.9)
Transfers out of Level 3 (1)	(36.3)	-		(36.3)
Balance at December 31, 2009	$ 97.3	$ 71.4		$ 168.7
Total (losses) gains accrued to contract holders	(60.4)	5.2		(55.2)
Purchases, sales and maturities	19.8	.2		20.0
Transfers out of Level 3 (1)	(.7)	(76.8)	(2)	(77.5)
Balance at December 31, 2010	$ 56.0	$ -		$ 56.0
(1)
At January 1, 2010, we changed our practice for reporting transfers into (out of) Level 3.  Effective January 1, 2010, we use the fair value of these assets at the end of the reporting period for all financial asset transfers.  Prior to January 1, 2010, for financial assets that were transferred into (out of) Level 3, we used the fair value of the assets at the end (beginning) of the reporting period.

(2)
In 1996, we entered into a contract with UBS Realty Investors, LLC (formerly known as Allegis Realty Investors, LLC) under which mortgage loan and real estate Separate Account assets and corresponding liabilities transitioned out of our business.

Pension and Other Postretirement Plans	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Pension and other postretirement plans
11.	Pension and Other Postretirement Plans

Defined Benefit Retirement Plans
We sponsor various defined benefit plans, including two pension plans and other postretirement benefit plans (“OPEB”) that provide certain health care and life insurance benefits for retired employees, including those of our former parent company.

On August 31, 2010, we announced that pension eligible employees will no longer earn future pension service credits in our tax-qualified defined benefit pension plan (the “Aetna Pension Plan”) effective December 31, 2010.  The Aetna Pension Plan will continue to operate and account balances will continue to earn annual interest credits.  As a result of this action, we re-measured our pension assets and obligations as of August 31, 2010.

During 2010, we also made a  $505 million voluntary cash contribution to the Aetna Pension Plan.  In each of 2009 and 2008 we made a  $45 million voluntary cash contribution.

We also sponsor a non-qualified supplemental pension plan that, prior to January 1, 2007, had been used to provide benefits for wages above the Internal Revenue Code wage limits applicable to tax qualified pension plans (such as the Aetna Pension Plan).   Effective January 1, 2007, no new benefits accrue under the non-qualified supplemental pension plan, but interest will continue to be credited on outstanding supplemental cash balance accounts; and the plan may continue to be used to credit special pension arrangements.

In addition, we currently provide certain medical and life insurance benefits for retired employees, including those of our former parent company.  We provide subsidized health care benefits to certain eligible employees who terminated employment prior to December 31, 2006.  There is a cap on our portion of the cost of providing medical and dental benefits to our retirees.  All current and future retirees and employees who terminate employment at age 45 or later with at least five years of service are eligible to participate in our group health plans at their own cost.

The information set forth in the following tables is based upon current actuarial reports using the December 31 measurement date for our pension and OPEB plans; however, certain components of the net periodic cost for the Aetna Pension Plan in 2010 also include adjustments from the re-measurement that occurred as of August 31, 2010.

The following table shows the changes in the benefit obligations during 2010 and 2009 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2010	2009	2010	2009
Benefit obligation, beginning of year	$ 5,346.1	$ 4,742.8	$ 330.5	$ 329.6
Service cost	65.7	48.3	.2	.2
Interest cost	299.5	316.5	17.9	21.7
Actuarial loss	394.3	528.6	10.8	12.7
Benefits paid	(284.4)	(290.1)	(26.1)	(33.7)
Benefit obligation, end of year	$ 5,821.2	$ 5,346.1	$ 333.3	$ 330.5

The Aetna Pension Plan comprises approximately 96% of the pension plans total benefit obligation at December 31, 2010.  The discount rates used to determine the benefit obligation of our pension and OPEB plans were calculated using a yield curve as of our annual measurement date.  The yield curve consisted of a series of individual discount rates, with each discount rate corresponding to a single point in time, based on high-quality bonds.  Projected benefit payments are discounted to the measurement date using the corresponding rate from the yield curve.  The weighted average discount rate for our pension plans was 5.50% and 5.89% for 2010 and 2009, respectively.  The discount rate for our OPEB plans was 5.20% and 5.64% for 2010 and 2009, respectively.  The discount rates differ for our pension and OPEB plans due to the duration of the projected benefit payments for each plan.

The following table reconciles the beginning and ending balances of the fair value of plan assets during 2010 and 2009 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2010	2009	2010	2009
Fair value of plan assets, beginning of year	$ 4,394.9	$ 3,877.2	$ 67.9	$ 67.3
Actual return on plan assets	604.7	736.2	2.0	4.6
Employer contributions	528.6	71.6	22.8	29.7
Benefits paid	(284.4)	(290.1)	(26.1)	(33.7)
Fair value of plan assets, end of year	$ 5,243.8	$ 4,394.9	$ 66.6	$ 67.9

The difference between the fair value of plan assets and the plan’s benefit obligation is referred to as the plan’s funded status.  This funded status is an accounting-based calculation and is not indicative of our mandatory funding requirements, which are described on page 81.  The funded status of our pension and OPEB plans at the measurement date for 2010 and 2009 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2010	2009	2010	2009
Benefit obligation	$ (5,821.2)	$ (5,346.1)	$ (333.3)	$ (330.5)
Fair value of plan assets	5,243.8	4,394.9	66.6	67.9
Funded status	$ (577.4)	$ (951.2)	$ (266.7)	$ (262.6)

A reconciliation of the funded status at the measurement date our pension and OPEB plans to the net amounts recognized as assets or liabilities on our balance sheets at December 31, 2010 and 2009 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2010	2009	2010	2009
Funded status	$ (577.4)	$ (951.2)	$ (266.7)	$ (262.6)
Unrecognized prior service credit	(2.8)	(16.3)	(40.8)	(44.4)
Unrecognized net actuarial losses	2,380.3	2,404.2	101.7	93.9
Amount recognized in accumulated other comprehensive loss	(2,377.5)	(2,387.9)	(60.9)	(49.5)
Net amount of liabilities recognized at December 31	$ (577.4)	$ (951.2)	$ (266.7)	$ (262.6)

The liabilities recognized on our balance sheets at December 31, 2010 and 2009 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2010	2009	2010	2009
Accrued benefit liabilities reflected in other current liabilities	$ (84.6)	$ (71.5)	$ (26.9)	$ (28.7)
Accrued benefit liabilities reflected in other long-term liabilities	(492.8)	(879.7)	(239.8)	(233.9)
Net amount of liabilities recognized at December 31	$ (577.4)	$ (951.2)	$ (266.7)	$ (262.6)

At December 31, 2010, we had approximately  $2.4 billion and  $102 million of net actuarial losses for our pension and OPEB plans, respectively, and approximately  $3 million and  $41 million of prior service credits for our pension and OPEB plans, respectively, that have not been recognized as components of net periodic benefit costs.  We expect to recognize approximately  $58 million and  $5 million in amortization of net actuarial losses for our pension and OPEB plans, respectively, and approximately  $4 million in amortization of prior service credits for our OPEB plans in 2011.  Our amortization of prior service credits for our pension plans in 2011 is not expected to be material.

Components of the net periodic benefit cost (income) in 2010, 2009 and 2008 for our pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
(Millions)	2010	2009	2008	2010	2009	2008
Operating component
Service cost	$ 65.7	$ 48.3	$ 45.3	$ .2	$ .2	$ .3
Amortization of prior service cost	(1.6)	(2.2)	(2.1)	(3.6)	(3.7)	(3.7)
Curtailment gain	(11.9)	-	-	-	-	-
Total operating component (1)	52.2	46.1	43.2	(3.4)	(3.5)	(3.4)

Financing component:
Interest cost	299.5	316.5	312.2	17.9	21.7	20.0
Expected return on plan assets	(350.9)	(319.0)	(484.5)	(3.7)	(3.6)	(3.8)
Recognized net actuarial losses	163.3	215.8	6.3	4.6	3.4	2.6
Total financing component (1)	111.9	213.3	(166.0)	18.8	21.5	18.8

Net periodic benefit cost (income)	$ 164.1	$ 259.4	$ (122.8)	$ 15.4	$ 18.0	$ 15.4
(1)
The operating component of this expense is allocated to our business segments, and the financing component is allocated to our Corporate Financing segment.  Our Corporate Financing segment is not a business segment but is added back to our business segments to reconcile to our consolidated results.  Refer to Note 19 on page 95 for additional information on our business segments.

The decrease in pension cost between 2010 and 2009 was caused by the freezing of the Aetna Pension Plan in 2010, our voluntary contribution of  $505 million to the Aetna Pension Plan in 2010, and the higher fair value of our pension assets at December 31, 2010.  During the remeasurement of our pension obligation associated with the freezing of the Aetna Pension Plan, we revised the amortization period for actuarial losses from 9 to 31 years.  The increase in pension benefit cost from 2008 to 2009 is primarily attributable to the approximately  $1.9 billion decline in the plan assets’ fair value during 2008.

The weighted average assumptions used to determine net periodic benefit cost (income) in 2010, 2009 and 2008 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2010	2009	2008	2010	2009	2008
Discount rate	5.67%	6.89%	6.57%	5.64%	6.92%	6.35%
Expected long-term return on plan assets	8.00	8.50	8.50	5.50	5.50	5.50
Rate of increase in future compensation levels	4.51	4.51	4.51	-	-	-

We assume different health care cost trend rates for medical costs and prescription drug costs in estimating the expected costs of our OPEB plans.  The assumed medical cost trend rate for 2011 is 8%, decreasing gradually to 5% by 2014.  The assumed prescription drug cost trend rate for 2011 is 13%, decreasing gradually to 5% by 2019.  These assumptions reflect our historical as well as expected future trends for retirees.  In addition, the trend assumptions reflect factors specific to our retiree medical plan, such as plan design, cost-sharing provisions, benefits covered and the presence of subsidy caps.

Our current funding strategy is to fund an amount at least equal to the minimum funding requirement as determined under applicable regulatory requirements with consideration of factors such as the maximum tax deductibility of such amounts.  We may elect to voluntarily contribute amounts to the Aetna Pension Plan.  We do not have any mandatory contribution requirements for 2011; however, we expect to make a voluntary contribution of approximately  $60 million to the Aetna Pension Plan in 2011.   Employer contributions related to the supplemental pension and OPEB plans represent payments to retirees for current benefits.  We have no plans to return any pension or OPEB plan assets to the Company in 2011.

Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2010 were as follows:

(Millions)	Pension Plans	OPEB Plans
2011	$ 328.2	$ 26.9
2012	335.4	26.2
2013	343.2	25.7
2014	351.4	25.5
2015	359.5	25.3
2016-2020	1,870.1	117.9

Assets of the Aetna Pension Plan
The assets of the Aetna Pension Plan (“Pension Assets”) include debt and equity securities, common/collective trusts and real estate investments.  The valuation methodologies used to price these assets are similar to the methodologies described beginning on pages 74 and 77, respectively.  Pension assets also include investments in other assets that are carried at fair value.  The following is a description of the valuation methodology used to price these additional investments, including the general classification pursuant to the valuation hierarchy.

Other Assets – Other assets consist of derivatives and private equity and hedge fund limited partnerships.  Derivatives are either valued with models that primarily use market observable inputs and therefore are classified as Level 2 because they are traded in markets where quoted market prices are not readily available or are classified as Level 1 because they are traded in markets where quoted market prices are readily available.  The fair value of private equity and hedge fund limited partnerships are estimated based on the net asset value of the investment fund provided by the general partner or manager of the investments, the financial statements of which generally are audited.  Management considers observable market data, valuation procedures in place, contributions and withdrawal restrictions collectively in validating the appropriateness of using the net asset value as a fair value measurement.  Therefore, these investments are classified as Level 3.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2010 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						28-38%
U.S. government securities	$ 232.7	$ 30.0	$ -	$ 262.7	5.2%
States, municipalities and political subdivisions	-	70.8	-	70.8	1.4%
U.S. corporate securities	-	673.3	-	673.3	13.2%
Foreign securities	-	76.1	-	76.1	1.5%
Residential mortgage-backed securities	-	296.0	.7	296.7	5.8%
Commercial mortgage-backed securities	-	37.5	-	37.5	.7%
Other asset-backed securities	-	36.1	-	36.1	.7%
Redeemable preferred securities	-	2.2	-	2.2	-
Total debt securities	232.7	1,222.0	.7	1,455.4	28.5%
Equity securities and common/collective trusts:						48-58%
U.S. Domestic	1,281.1	1.8	-	1,282.9	25.1%
International	871.5	-	-	871.5	17.1%
Common/collective trusts	-	866.3	-	866.3	17.0%
Domestic real estate	31.8	-	-	31.8	.6%
Total equity securities and common/collective trusts	2,184.4	868.1	-	3,052.5	59.8%
Other investments:						10-18%
Real estate	-	-	395.3	395.3	7.7%
Other assets	-	.3	203.6	203.9	4.0%
Total pension investments (1)	$ 2,417.1	$ 2,090.4	$ 599.6	$ 5,107.1	100.0%
(1)	Excludes $136.7 million of cash and cash equivalents and other receivables.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2009 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						20-30%
U.S. government securities	$ 100.6	$ 6.7	$ -	$ 107.3	2.5%
States, municipalities and political subdivisions	-	26.3	-	26.3	.6%
U.S. corporate securities	-	656.6	-	656.6	15.3%
Foreign securities	-	72.7	-	72.7	1.7%
Residential mortgage-backed securities	-	266.1	-	266.1	6.2%
Commercial mortgage-backed securities	-	15.7	-	15.7	.4%
Other asset-backed securities	-	37.8	-	37.8	.9%
Redeemable preferred securities	-	2.6	-	2.6	.1%
Total debt securities	100.6	1,084.5	-	1,185.1	27.7%
Equity securities and common/collective trusts:						50-60%
U.S. Domestic	1,141.1	-	-	1,141.1	26.7%
International	814.3	-	-	814.3	19.1%
Common/collective trusts	-	593.9	-	593.9	13.9%
Domestic real estate	2.2	-	-	2.2	0.0%
Total equity securities and common/collective trusts	1,957.6	593.9	-	2,551.5	59.7%
Other investments:						10-20%
Real estate	-	-	353.0	353.0	8.3%
Other assets	29.7	1.2	151.4	182.3	4.3%
Total pension investments (1)	$ 2,087.9	$ 1,679.6	$ 504.4	$ 4,271.9	100.0%
(1)	Excludes $123.0 million of cash and cash equivalents and other receivables.

The changes in the balances of Level 3 Pension Assets during 2010 and 2009 were as follows:

	2010			2009
	Real Estate	Other	Total	Real Estate	Other	Total
Beginning balance	$ 353.0	$ 151.4	$ 504.4	$ 425.0	$ 138.7	$ 563.7
Actual return on plan assets	54.0	12.4	66.4	(92.8)	9.4	(83.4)
Purchases, sales and settlements	(11.7)	40.5	28.8	20.8	4.5	25.3
Transfers out of Level 3 (1)	-	-	-	-	(1.2)	(1.2)
Ending balance	$ 395.3	$ 204.3	$ 599.6	$ 353.0	$ 151.4	$ 504.4
(1)
At January 1, 2010, we changed our practice for reporting transfers into (out of) Level 3.  Effective January 1, 2010, we use the fair value of these assets at the end of the reporting period for all financial asset transfers.  Prior to January 1, 2010, for financial assets that were transferred into (out of) Level 3, we used the fair value of the assets at the end (beginning) of the reporting period.

The actual and target asset allocation of the OPEB plans used at December 31, 2010 and 2009 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2010	Allocation	2009	Allocation
Equity securities	8%	5-15%	8%	5-15%
Debt securities	90%	80-90%	87%	80-90%
Real estate/other	2%	0-10%	5%	0-10%

The Aetna Pension Plan invests in a diversified mix of assets intended to maximize long-term returns while recognizing the need for adequate liquidity to meet ongoing benefit and administrative obligations.  The risk of unexpected investment and actuarial outcomes is regularly evaluated.  This evaluation is performed through forecasting and assessing ranges of investment outcomes over short- and long-term horizons, and by assessing the Aetna Pension Plan’s liability characteristics, our financial condition and our future potential obligations from both the pension and general corporate perspectives.  Complementary investment styles and techniques are utilized by multiple professional investment firms to further improve portfolio and operational risk characteristics.  Public and private equity investments are used primarily to increase overall plan returns.  Real estate investments are viewed favorably for their diversification benefits and above-average dividend generation.  Fixed income investments provide diversification benefits and liability hedging attributes that are desirable, especially in falling interest rate environments.

Asset allocations and investment performance are formally reviewed quarterly by the plan’s Benefit Finance Committee.  Forecasting of asset and liability growth is performed at least annually.  More thorough analyses of assets and liabilities are also performed periodically.

We have several benefit plans for retired employees currently supported by the OPEB plan assets.  OPEB plan assets are directly and indirectly invested in a diversified mix of traditional asset classes, primarily high-quality fixed income securities.

Our expected return on plan assets assumption is based on many factors, including forecasted capital market real returns over a long-term horizon, forecasted inflation rates, historical compounded asset returns and patterns and correlations on those returns.  Expectations for modest increases in interest rates, normal inflation trends and average capital market real returns led us to an expected return on the Pension Assets assumption of 8.25% for January 1, 2010 through August 31, 2010, and 7.5% for September 1, 2010 through December 31, 2010 and 8.5% for 2009 and an expected return on OPEB plan assets assumption of 5.5% for both 2010 and 2009.  We regularly review actual asset allocations and periodically rebalance our investments to the mid-point of our targeted allocation ranges when we consider it appropriate.  At December 31, 2010, our actual asset allocations were consistent with our asset allocation assumptions.  Investment returns can be volatile.  Although our return on plan assets is a long-term assumption, shorter-term volatility in our annual pension costs can occur if investment returns differ from the assumed rate.  For example, a one-percent deviation from the long-term 7.5% return assumption that we will use for 2011 would impact our annual pension expense by approximately  $4 million after tax and would have a negligible effect on our annual OPEB expense.

401(k) Plan
Our employees are eligible to participate in a defined contribution retirement savings plan under which designated contributions may be invested in our common stock or certain other investments.  Beginning October 2010, we increased our 401(k) contribution to provide for a match of 100% of up to 6% of the eligible pay contributed by the employee.  From January 1, 2010 to October 1, 2010, we matched 50% of up to 3% of the eligible pay contributed by the employee.  Prior to January 1, 2010, we matched 50% of up to 6% of the eligible pay contributed by the employee.  During 2010, 2009 and 2008, we made  $53 million,  $49 million and  $47 million, respectively, in matching contributions.  The matching contributions are made in cash and invested according to each participant’s investment elections.  The plan trustee held approximately 9 million shares of our common stock for plan participants at December 31, 2010.  At December 31, 2010, approximately 34 million shares of our common stock were reserved for issuance under our 401(k) plan.

Stock-based Employee Incentive Plans	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Stock-based Employee Incentive Plans
12.	Stock-based Employee Incentive Plans

Our stock-based employee compensation plans (collectively, the “Plans”) provide for awards of stock options, SARs, restricted stock units (“RSUs”), market stock units (“MSUs”), performance stock units (“PSUs”), deferred contingent common stock and the ability for employees to purchase common stock at a discount.  At December 31, 2010, approximately 51 million common shares were available for issuance under the Plans.  Executive, middle management and non-management employees may be granted stock options, SARs, RSUs, MSUs and PSUs, each of which are described below:

Stock Options and SARs - We have not granted stock options since 2005, but some remain outstanding.
Stock options were granted to purchase our common stock at or above the market price on the date of grant.  SARs granted will be settled in stock, net of taxes, based on the appreciation of our stock price on the exercise date over the market price on the date of grant.  SARs and stock options generally become 100% vested three years after the grant is made, with one-third vesting each year.  Vested SARs and stock options may be exercised at any time during the ten years after grant, except in certain circumstances, generally related to employment termination or retirement.  At the end of the ten-year period, any unexercised SARs and stock options expire.

RSUs - For each RSU granted, employees receive one share of common stock, net of taxes, at the end of the vesting period.  For RSUs granted prior to 2010, the RSUs will generally become 100% vested three years after the grant is made, with one-third vesting each year.  Beginning in 2010, the RSUs generally will become 100% vested approximately three years from the grant date, with one-third vesting each December.

MSUs - The number of vested MSUs (which could range from zero to 150% of the original number of units granted) is dependent on the weighted average closing price of our common stock for the thirty trading days prior to the vesting date. The MSUs have a two-year vesting period.

PSUs - The number of vested PSUs (which could range from zero to 200% of the original number of units granted) is dependent upon the degree to which we achieve performance goals as determined by Aetna's Board of Directors (our "Board") Committee on Compensation and Organization (the “Compensation Committee”).  The value of each vested PSU is equal to one share of common stock, net of taxes.  The PSUs have a two-year vesting period. The PSUs granted in 2008 and 2009 did not vest as the underlying performance metric was not achieved by December 31, 2009 and 2010, respectively.  The performance period for the 2010 PSU grants ended on December 31, 2010.  The PSU grants in 2010 will vest at 200% of the original number of units granted, as the Compensation Committee has determined that the underlying performance goal has been met at the maximum level.

We estimate the fair value of SARs using a modified Black-Scholes option pricing model.  We did not grant a material amount of SARs in 2010.  SARs granted in 2009 and 2008 had a weighted average per share fair value of  $11.37 and  $14.71, respectively, using the assumptions noted in the following table:

	2009	2008
Dividend yield	.1%	.1%
Expected volatility	39.8%	31.7%
Risk-free interest rate	1.8%	2.5%
Expected term	4.6 years	4.4 years

We use historical data to estimate the period of time that stock options or SARs are expected to be outstanding.  Expected volatilities are based on a weighted average of the historical volatility of our stock price and implied volatility from traded options on our stock.  The risk-free interest rate for periods within the expected life of the stock option or SAR is based on the benchmark five-year U.S. Treasury rate in effect on the date of grant.  The dividend yield assumption is based on our historical dividends declared.

The stock option and SAR transactions during 2010, 2009 and 2008 were as follows:

				Weighted	Aggregate
	Number of Stock		Weighted Average	Average Remaining	Intrinsic
(Millions, except exercise price and remaining life)	Options and SARs		Exercise Price	Contractual Life	Value

2008
Outstanding, beginning of year	40.5		$ 24.31	5.3	$ 1,352.6
Granted	4.9		49.34	-	-
Exercised	(2.5)		14.13	-	75.5
Expired or forfeited	(1.0)		38.19	-	-
Outstanding, end of year	41.9		$ 27.50	4.9	$ 347.0

Exercisable, end of year	33.4		$ 22.48	4.0	$ 345.9

2009
Outstanding, beginning of year	41.9		$ 27.50	4.9	$ 347.0
Granted	5.6		32.00	-	-
Exercised	(2.5)		10.01	-	46.9
Expired or forfeited	(.9)		36.34	-	-
Outstanding, end of year	44.1		$ 28.88	4.7	$ 356.6

Exercisable, end of year	34.6		$ 26.16	3.7	$ 355.0

2010
Outstanding, beginning of year	44.1		$ 28.88	4.7	$ 356.6
Granted	-	(1)	29.20	-	-
Exercised	(5.0)		10.65	-	102.4
Expired or forfeited	(1.3)		37.32	-	-
Outstanding, end of year	37.8		$ 31.01	4.1	$ 232.9

Exercisable, end of year	33.3		$ 30.22	3.6	$ 232.1
(1)	Rounds to zero.

The following is a summary of information regarding stock options and SARs outstanding and exercisable at December 31, 2010 (number of stock options and SARs and aggregate intrinsic values in millions):

	Outstanding				Exercisable
		Weighted
		Average	Weighted			Weighted
		Remaining	Average	Aggregate		Average	Aggregate
	Number	Contractual	Exercise	Intrinsic	Number	Exercise	Intrinsic
Range of Exercise Prices	Outstanding	Life (Years)	Price	Value	Exercisable	Price	Value
$0.00- $10.00	2.6	.9	$ 8.42	$ 57.1	2.6	$ 8.42	$ 57.1
10.00-20.00	11.0	2.1	14.75	173.7	11.0	14.75	173.6
20.00-30.00	.3	7.2	23.95	2.1	.2	23.88	1.4
30.00-40.00	10.8	5.4	32.92	-	7.7	33.25	-
40.00-50.00	4.8	5.6	43.22	-	4.8	43.22	-
50.00-60.00	8.3	5.0	50.46	-	7.0	50.42	-
$0.00- $60.00	37.8	4.1	$ 31.01	$ 232.9	33.3	$ 30.22	$ 232.1

The fair value of RSUs and PSUs are based on the market price of our common stock on the date of grant.  Beginning in 2010, we granted MSUs to certain employees.  We estimate the fair value of MSUs using a Monte Carlo simulation.  MSUs granted in 2010 had a weighted average per share fair value of  $33.85, using the assumptions noted in the following table:

2010
Dividend yield	.1%
Historical volatility	58.7%
Risk-free interest rate	.9%
Initial price	$29.20

The annualized volatility of the price of our common stock over the two-year period preceding the grant date was used.  The risk-free interest rate for periods within the expected life of the MSUs are based on a two-year U.S. Treasury rate in effect on the date of grant.  The dividend yield assumption is based on our historical dividends declared.

RSU, MSU and PSU transactions in 2010, 2009 and 2008 were as follows (number of units in millions):

	2010		2009		2008
		Weighted		Weighted		Weighted
	RSUs,	Average		Average		Average
	MSUs and PSUs	Grant Date Fair Value	RSUs and PSUs	Grant Date Fair Value	RSUs and PSUs	Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year (1)	3.1	$ 34.60	2.4	$ 42.98	1.4	$ 46.15
Granted	3.8	29.22	1.8	30.27	1.5	39.81
Vested	(1.3)	34.22	(1.1)	45.11	(.4)	44.78
Forfeited	(.6)	34.78	-	38.56	(.1)	45.74
RSUs, MSUs and PSUs at end of year	5.0	$ 31.16	3.1	$ 34.60	2.4	$ 42.98
(1)	There were no MSU transactions prior to February 2010 and no PSU transactions prior to February 2008.
(2)	Rounds to zero.

During 2010, 2009 and 2008, the following activity occurred under the Plans:

(Millions)	2010	2009	2008
Cash received from stock option exercises	$ 43.2	$ 14.9	$ 29.7
Intrinsic value of options/SARs exercised and stock units vested	140.3	80.9	98.2
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	49.1	27.6	32.5
Fair value of stock options, SARs and stock units vested	105.7	98.7	86.5

We settle our stock options, SARs, and stock units with newly-issued common stock and generally utilize the proceeds from stock options to repurchase our common stock in the open market in the same period.

In 2010, 2009 and 2008 we recorded share-based compensation expense of  $110 million,  $91 million and  $96 million, respectively, in general and administrative expenses.  We also recorded related tax benefits of  $30 million,  $32 million and  $34 million in 2010, 2009 and 2008, respectively.  At December 31, 2010,  $110 million of total unrecognized compensation costs related to stock options, SARs and stock units is expected to be recognized over a weighted-average period of 1.3 years.

Income Taxes	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Income Taxes
13.	Income Taxes

The components of our income tax provision in 2010, 2009 and 2008 were as follows:

(Millions)	2010	2009	2008
Current taxes:
Federal	$ 555.9	$ 657.4	$ 744.6
State	22.8	61.2	25.5
Total current taxes	578.7	718.6	770.1
Deferred taxes (benefits):
Federal	288.3	(81.1)	19.4
State	10.4	(12.8)	.6
Total deferred income taxes	298.7	(93.9)	20.0
Total income taxes	$ 877.4	$ 624.7	$ 790.1

Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2010	2009	2008
Income before income taxes	$ 2,644.2	$ 1,901.2	$ 2,174.2
Tax rate	35%	35%	35%
Application of the tax rate	925.5	665.4	761.0
Tax effect of:
Valuation allowance	(36.6)	(19.4)	56.0
Other, net	(11.5)	(21.3)	(26.9)
Income taxes	$ 877.4	$ 624.7	$ 790.1

The significant components of our net deferred tax assets at December 31, 2010 and 2009 were as follows:

(Millions)	2010	2009
Deferred tax assets:
Reserve for anticipated future losses on discontinued products	$ 201.0	$ 194.4
Employee and postretirement benefits	488.8	626.1
Investments, net	133.8	268.5
Deferred policy acquisition costs	41.9	51.4
Insurance reserves	107.2	172.2
Net operating losses	33.2	35.6
Other	90.3	115.8
Gross deferred tax assets	1,096.2	1,464.0
Less: Valuation allowance	33.0	71.8
Deferred tax assets, net of valuation allowance	1,063.2	1,392.2
Deferred tax liabilities:
Unrealized gains on investment securities	227.7	194.9
Goodwill and other acquired intangible assets	267.0	256.8
Cumulative depreciation and amortization	211.6	223.7
Total gross deferred tax liabilities	706.3	675.4
Net deferred tax assets (1)	$ 356.9	$ 716.8
(1)
Includes  $327.0 million and  $439.5 million classified as current assets at December 31, 2010 and 2009, respectively, and  $29.9 million and  $277.3 million classified as long-term assets at December 31, 2010 and 2009, respectively.

Valuation allowances are provided when we estimate that it is more likely than not that deferred tax assets will not be realized.  A valuation allowance has been established on certain federal and state net operating losses.  We base our estimates of the future realization of deferred tax assets on historic and anticipated taxable income.  However, the amount of the deferred tax asset considered realizable could be adjusted in the future if we revise our estimates of anticipated taxable income.

We participate in the Compliance Assurance Process (the “CAP”) with the IRS.  Under the CAP, the IRS undertakes audit procedures during the tax year and as the return is prepared for filing.  The IRS has concluded its CAP audit of our 2009 tax return as well as all the prior years.  We expect the IRS will conclude its CAP audit of our 2010 tax return in 2011.

We are also subject to audits by state taxing authorities for tax years from 2000 through 2009.  We believe we carry appropriate reserves for any exposure to state tax issues.

We paid net income taxes of  $674 million,  $634 million and  $906 million in 2010, 2009 and 2008, respectively.

At December 31, 2010 and 2009, we did not have material uncertain tax positions reflected in our consolidated balance sheet, and we do not believe uncertain tax positions will materially affect our financial position, operating results or our effective tax rates in future periods.

Debt	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Debt
14.	Debt

The carrying value of our long-term debt at December 31, 2010 and 2009 was as follows:

(Millions)	2010	2009
Senior notes, 5.75%, due 2011	$ 450.0	$ 449.9
Senior notes, 7.875%, due 2011	449.9	449.5
Senior notes, 6.0%, due 2016	747.6	747.1
Senior notes, 6.5%, due 2018	498.9	498.8
Senior notes, 3.95%, due 2020	741.7	-
Senior notes, 6.625%, due 2036	798.7	798.6
Senior notes, 6.75%, due 2037	695.7	695.6
Total long-term debt	4,382.5	3,639.5
Less current portion of long-term debt (1)	899.9	-
Total long-term debt, less current portion	$ 3,482.6	$ 3,639.5
(1)	At December 31, 2010, our 7.875% senior notes due March 2011 and our 5.75% senior notes due June 2011 are classified as current in the accompanying consolidated balance sheet at December 31, 2010.

In August 2010, we issued  $750 million of 3.95% senior notes due 2020 (the “2010 senior notes”) in anticipation of the 2011 scheduled maturity of certain of our senior notes.  In connection with this debt issuance, we terminated five forward-starting interest rate swaps (with an aggregate notional value of  $500 million) that we held as a hedge against interest rate exposure in anticipation of this issuance.  Upon termination of the swaps, we paid  $38 million to our counterparties, which was recorded in other comprehensive income and is being amortized as an increase to interest expense over the life of the 2010 senior notes.  At December 31, 2009, these interest rate swaps had an aggregate fair value of  $42 million, which was reflected in other comprehensive income.

In September 2008, we issued  $500 million of 6.5% senior notes due 2018 (the “2008 senior notes”) to secure long-term favorable rates.  This debt issuance was partially hedged with forward-starting swaps prior to issuance.  At the time of the debt issuance, the swaps were terminated and  $10 million was recorded in other comprehensive loss and is being amortized as an increase of interest expense over the life of the 2008 senior notes.

At December 31, 2010, we did not have any commercial paper outstanding.  At December 31, 2009 we had approximately  $481 million of commercial paper outstanding with a weighted average interest rate of .38%.

We paid  $243 million,  $244 million and  $228 million in interest in 2010, 2009 and 2008, respectively.

At December 31, 2010, we had an unsecured  $1.5 billion revolving credit agreement (the “Facility”) with several financial institutions which terminates in March 2013.  The Facility provides for the issuance of up to  $200 million of letters of credit at our request, which count as usage of the available commitments under the Facility.  Upon our agreement with one or more financial institutions, we may expand the aggregate commitments under the Facility to a maximum of  $2.0 billion.  Various interest rate options are available under the Facility.  Any revolving borrowings mature on the termination date of the Facility.  We pay facility fees on the Facility ranging from .045% to .175% per annum, depending upon our long-term senior unsecured debt rating.  The facility fee was .06% at December 31, 2010.  The Facility contains a financial covenant that requires us to maintain a ratio of total debt to consolidated capitalization as of the end of each fiscal quarter at or below .5 to 1.0.  For this purpose, consolidated capitalization equals the sum of total shareholders’ equity, excluding any overfunded or underfunded status of our pension and OPEB plans and any net unrealized capital gains and losses, and total debt (as defined in the Facility).  We met this requirement at December 31, 2010.  There were no amounts outstanding under the Facility at December 31, 2010.

Capital Stock	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Capital Stock
15.	Capital Stock

From time to time, the Board authorizes us to repurchase our common stock.  The activity under Board authorized share repurchase programs in 2010, 2009 and 2008 was as follows:

		Shares Purchased
		2010		2009		2008
(Millions)	Purchase Not to Exceed	Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
December 3, 2010	$ 750.0	.4	$ 14.8	-	$ -	-	$ -
July 30, 2010	1,000.0	32.9	1,000.0	-	-	-	-
February 27, 2009	750.0	19.1	591.2	5.3	158.8	-	-
June 27, 2008	750.0	-	-	23.6	614.2	5.8	135.8
February 29, 2008	750.0	-	-	-	-	17.4	750.0
September 28, 2007	1,250.0	-	-	-	-	19.7	901.9
Total repurchases	N/A	52.4	$ 1,606.0	28.9	$ 773.0	42.9	$ 1,787.7

Repurchase authorization remaining at December 31,		N/A	$ 735.2	N/A	$ 591.2	N/A	$ 614.2

On February 3, 2011, our Board moved us to a quarterly dividend payment cycle and declared a cash dividend of  $0.15 per common share that will be paid on April 29, 2011 to shareholders of record at the close of business on April 14, 2011.  Declaration and payment of future dividends is at the discretion of our Board and may be adjusted as business needs or market conditions change.  Prior to February 2011, our policy had been to pay an annual dividend.  On September 24, 2010, our Board declared an annual cash dividend of  $.04 per common share to shareholders of record at the close of business on November 15, 2010.  This  $16 million dividend was paid on November 30, 2010.

In addition to the common stock disclosed on our balance sheets, 8 million shares of Class A voting preferred stock,  $.01 par value per share, have been authorized.  At December 31, 2010, there were also 323 million undesignated shares that our Board has the power to divide into such classes and series, with such voting rights, designations, preferences, limitations and special rights as our Board determines.

Dividend Restrictions and Statutory Surplus	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Dividend Restrictions and Statutory Surplus
16.	Dividend Restrictions and Statutory Surplus

Our business operations are conducted through subsidiaries that principally consist of HMOs and insurance companies.  In addition to general state law restrictions on payments of dividends and other distributions to shareholders applicable to all corporations, HMOs and insurance companies are subject to further regulations that, among other things, may require such companies to maintain certain levels of equity and restrict the amount of dividends and other distributions that may be paid to their parent corporations.  The additional regulations applicable to our HMO and insurance company subsidiaries are not expected to affect our ability to service our debt or to pay dividends.

Under regulatory requirements, the amount of dividends that may be paid to Aetna by our insurance and HMO subsidiaries without prior approval by regulatory authorities as calculated at December 31, 2010 is approximately  $1.6 billion in the aggregate.  There are no such restrictions on distributions from Aetna to its shareholders.

The combined statutory net income for the years ended and combined statutory capital and surplus at December 31, 2010, 2009 and 2008 for our insurance and HMO subsidiaries, were as follows:

(Millions)	2010	2009	2008
Statutory net income	$ 1,779.7	$ 1,308.8	$ 1,815.8
Statutory capital and surplus	6,179.2	6,777.1	5,665.6

Reinsurance	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Reinsurance
17.	Reinsurance

Effective October 1, 1998, we reinsured certain policyholder liabilities and obligations related to individual life insurance (in conjunction with our former parent company’s sale of this business).  These transactions were in the form of indemnity reinsurance arrangements, whereby the assuming companies contractually assumed certain policyholder liabilities and obligations, although we remain directly obligated to policyholders.  The liability related to our obligation is recorded in future policy benefits and policyholders’ funds on our balance sheets.  Assets related to and supporting these policies were transferred to the assuming companies, and we recorded a reinsurance recoverable.

Effective November 1, 1999, we reinsured certain policyholder liabilities and obligations related to paid-up group whole life insurance.  In 2008, we recorded an allowance against our reinsurance recoverable from Lehman Re Ltd. (“Lehman Re”) of  $42 million pretax in operating expenses.  The reinsurance recoverable results from the 1999 transaction as described above. In September 2008, we took possession of assets supporting the reinsurance recoverable, which previously were held as collateral in a trust.   In September 2008, Lehman Re commenced proceedings in Bermuda to liquidate itself.  We intend to pursue our claims in Lehman Re’s liquidation proceedings.  We believe our reinsurance recoverables supporting all of these reinsurance obligations are adequate at December 31, 2010.

There is not a material difference between premiums on a written basis versus an earned basis.  Reinsurance recoveries were approximately  $66 million,  $56 million and  $63 million in 2010, 2009 and 2008, respectively.  Reinsurance recoverables related to these obligations were approximately  $1.0 billion at December 31, 2010, 2009 and 2008.  At December 31, 2010 reinsurance recoverables with a carrying value of approximately  $943 million were associated with three reinsurers.

During 2008 and 2010, we entered into two separate agreements to reinsure certain Health Care and Group Insurance policies.  We entered into these contracts to reduce the risk of catastrophic loss which in turn reduces our statutory capital and surplus requirements.  These contracts do not qualify for reinsurance accounting under GAAP, and consequently they are accounted for using deposit accounting.

Effective January 2011, we entered into a three-year reinsurance agreement with Vitality Re Limited (“Vitality Re”), an unrelated insurer.  The agreement allows us to reduce our required statutory capital and provides  $150 million of collateralized excess of loss reinsurance coverage on a portion of Aetna’s group Commercial Insured Health Care business.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Commitment and Contingencies
18.	Commitments and Contingent Liabilities

Guarantees
We have the following guarantee arrangements at December 31, 2010.

•
ASC Claim Funding Accounts - We have arrangements with certain banks for the processing of claim payments for our ASC customers.  The banks maintain accounts to fund claims of our ASC customers.  The customer is responsible for funding the amount paid by the bank each day.  In these arrangements, we guarantee that the banks will not sustain losses if the responsible ASC customer does not properly fund its account.  The aggregate maximum exposure under these arrangements is  $250 million.  We can limit our exposure to this guarantee by suspending the payment of claims for ASC customers that have not adequately funded the amount paid by the bank.

•
Indemnification Agreements - In connection with certain acquisitions and dispositions of assets and/or businesses, our various issuances of long-term debt and our reinsurance relationship with Vitality Re, we have incurred certain customary indemnification obligations to the applicable seller, purchaser, underwriters and/or various other participants.  In general, we have agreed to indemnify the other party for certain losses relating to the assets or business that we purchased or sold or for other matters on terms that are customary for similar transactions.  Certain portions of our indemnification obligations are capped at the applicable transaction price, which other arrangements are not subject to such a limit.  At December 31, 2010, we do not believe that our future obligations under any of these agreements will be material to us.

•
Separate Account assets - Certain Separate Account assets associated with the Large Case Pensions business represent funds maintained as a contractual requirement to fund specific pension annuities that we have guaranteed.  Minimum contractual obligations underlying the guaranteed benefits in these Separate Accounts were  $3.8 billion and  $4.0 billion at December 31, 2010 and 2009, respectively.  Refer to Note 2 beginning on page 57 for additional information on Separate Accounts.  Contract holders assume all investment and mortality risk and are required to maintain Separate Account balances at or above a specified level.  The level of required funds is a function of the risk underlying the Separate Accounts' investment strategy.  If contract holders do not maintain the required level of Separate Account assets to meet the annuity guarantees, we would establish an additional liability.  Contract holders' balances in the Separate Accounts at December 31, 2010 exceeded the value of the guaranteed benefit obligation.  As a result, we were not required to maintain any additional liability for our related guarantees at December 31, 2010.

Guaranty Fund Assessments, Market Stabilization and Other Non-Voluntary Risk Sharing Pools
Under guaranty fund laws existing in all states, insurers doing business in those states can be assessed (up to prescribed limits) for certain obligations of insolvent insurance companies to policyholders and claimants. The health insurance guaranty associations in which we participate that operate under these laws respond to insolvencies of long-term care insurers as well as health insurers.  Our assessments generally are based on a formula relating to our premiums in the state compared to the premiums of other insurers. Certain states allow recoverability of assessments as offsets to premium taxes.  Some states have similar laws relating to HMOs.  The Pennsylvania Insurance Commissioner has placed long-term care insurer Penn Treaty Network America Insurance Company and one of its subsidiaries (collectively, “Penn Treaty”) in rehabilitation, an intermediate action before insolvency, and has petitioned a state court for liquidation.  If Penn Treaty is declared insolvent and placed in liquidation, we and other insurers likely would be assessed over a period of years by guaranty associations for the payments the guaranty associations are required to make to Penn Treaty policyholders.  We are currently unable to predict the ultimate outcome of, or reasonably estimate the loss or range of losses resulting from, this potential insolvency because we cannot predict when the state court will render a decision, the amount of the insolvency, if any, the amount and timing of associated guaranty association assessments or the amount or availability of potential offsets, such as premium tax offsets.  It is reasonably possible that in future reporting periods we may record a liability and expense relating to Penn Treaty or other insolvencies which could have a material adverse effect on our operating results, financial position and cash flows.  While we have historically recovered more than half of guaranty fund assessments through statutorily permitted premium tax offsets, significant increases in assessments could jeopardize future recovery of these assessments.

HMOs in certain states in which we do business are subject to assessments, including market stabilization and other risk-sharing pools, for which we are assessed charges based on incurred claims, demographic membership mix and other factors.  We establish liabilities for these assessments based on applicable laws and regulations.  In certain states, the ultimate assessments we pay are dependent upon our experience relative to other entities subject to the assessment and the ultimate liability is not known at the balance sheet date.  While the ultimate amount of the assessment is dependent upon the experience of all pool participants, we believe we have adequate reserves to cover such assessments.

Litigation and Regulatory Proceedings
Out-of-Network Benefit Proceedings
We are named as a defendant in several purported class actions and individual lawsuits arising out of our practices related to the payment of claims for services rendered to our members by health care providers with whom we do not have a contract (“out-of-network providers”).  Other major health insurers are also the subject of similar litigation or have settled similar litigation.  Among other things, these lawsuits allege that we paid too little to our health plan members and/or providers for these services, among other reasons, because of our use of data provided by Ingenix, Inc., a subsidiary of one of our competitors (“Ingenix”).

Various plaintiffs who are health care providers or medical associations seek to represent nationwide classes of out-of-network providers who provided services to our members during the period from 2001 to the present.  Various plaintiffs who are members in our health plans seek to represent nationwide classes of our members who received services from out-of-network providers during the period from 2001 to the present.  Taken together, these lawsuits allege that we violated state law, the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), the Racketeer Influenced and Corrupt Organizations Act and federal antitrust laws, either acting alone or in concert with our competitors.  The purported classes seek reimbursement of all unpaid benefits, recalculation and repayment of deductible and coinsurance amounts, unspecified damages and treble damages, statutory penalties, injunctive and declaratory relief, plus interest, costs and attorneys’ fees, and seek to disqualify us from acting as a fiduciary of any benefit plan that is subject to ERISA.  Individual lawsuits that generally contain similar allegations and seek similar relief have been brought by a health plan member and by out-of-network providers.

The first class action case was commenced on July 30, 2007.  The federal Judicial Panel on Multi-District Litigation (the “MDL Panel”) has consolidated these class action cases in the U.S. District Court for the District of New Jersey under the caption In re: Aetna UCR Litigation, MDL No. 2020 (“MDL 2020”).   In addition, the MDL Panel has transferred the individual lawsuits to MDL 2020.  Discovery is substantially complete in MDL 2020, several motions are pending, and briefing on class certification has been completed.  The court has not set a trial date or a timetable for deciding class certification or other pending motions.  We intend to vigorously defend ourselves against the claims brought in these cases.

We also have received subpoenas and/or requests for documents and other information from, and have been investigated by, attorneys general and other state and/or federal regulators, legislators and agencies relating to our out-of-network benefit payment practices.  It is reasonably possible that others could initiate additional litigation or additional regulatory action against us with respect to our out-of-network benefit payment practices.

CMS Actions
Effective April 21, 2010, CMS imposed intermediate sanctions on us, suspending the enrollment of and marketing to new members of all Aetna Medicare Advantage and Standalone PDP contracts.  The sanctions relate to our compliance with certain Medicare Part D requirements.  The suspension does not affect our current Medicare enrollees who stay in their existing plans.  CMS has granted us a limited waiver of these sanctions to allow us to continue to enroll eligible members into existing, contracted group Aetna Medicare Advantage Plans and Standalone PDPs through March 31, 2011.  As a result of these sanctions, our 2011 Medicare membership was adversely affected because we did not participate in the 2010 open enrollment for individual 2011 Medicare plans which occurred between November 15, 2010 and December 31, 2010.  We are cooperating fully with CMS on its review and are working to resolve the issues CMS has raised as soon as possible.  If the CMS sanctions remain in effect or we fail to obtain extensions of the limited waiver through the end of those sanctions, our Medicare membership and operating results could be adversely affected.

CMS regularly audits our performance to determine our compliance with CMS’s regulations, our contracts with CMS and the quality of services we provide to our Medicare members.  CMS uses various payment mechanisms to allocate and adjust premium payments to our and other companies’ Medicare plans by considering the applicable health status of Medicare members as supported by information maintained and provided by health care providers.  We collect claim and encounter data from providers and generally rely on providers to appropriately code their submissions and document their medical records.  Medicare Advantage plans and PDPs receive increased premiums for members who have certain medical conditions identified with specific health condition codes.  Federal regulators review and audit the providers' medical records and related health condition codes that determine the members’ health status and the resulting premium payments to us.  CMS has instituted risk adjustment data validation (“RADV”) audits of various Medicare Advantage plans, including two of Aetna’s contracts for the 2007 contract year.  Although these two audits are ongoing, we do not believe that they will have a material impact on our operating results, financial position or cash flows.

We believe that the OIG also is auditing risk adjustment data, and we expect CMS and the OIG to continue auditing risk adjustment data for the 2007 contract year and beyond.  Aetna and other Medicare Advantage organizations have provided comments to CMS in response to CMS’s December 2010 proposed RADV sampling and payment error calculation methodology by which CMS proposes to calculate and extrapolate RADV audit payment error rates for, and determine premium refunds payable by, Medicare Advantage plans.  Our concerns with CMS’s proposed methodology include the fact that the proposed methodology does not take into account the “error rate” in the original Medicare fee-for-service data that was used to develop the risk adjustment system and that retroactive audit and payment adjustments undermine the actuarial soundness of Medicare Advantage bids.  CMS has indicated that it may make retroactive contract-level premium payment adjustments based on the results of these RADV audits, which could occur as early as 2011.  CMS’s premium adjustments could be implemented prior to our, or other Medicare Advantage plans, having an opportunity to appeal the audit or payment error calculation results or methodology.  We are unable to predict the ultimate outcome of CMS’s final RADV audit methodology, other audits for the 2007 contract year or subsequent contract years, the amounts of any retroactive refunds of, or prospective adjustments to, premium payments made to us, or whether any audit findings would cause a change to our method of estimating future premium revenue in bid submissions to CMS for the current or future contract years or compromise premium assumptions made in our bids for prior contract years.  Any premium refunds or adjustments resulting from regulatory audits, including those resulting from CMS’s selection of its final RADV audit methodology, whether as a result of RADV or other audits by CMS or OIG or otherwise, could be material and could adversely affect our operating results, financial position and cash flows.

Other Litigation and Regulatory Proceedings
We are involved in numerous other lawsuits arising, for the most part, in the ordinary course of our business operations, including employment litigation and claims of bad faith, medical malpractice, non-compliance with state and federal regulatory regimes, marketing misconduct, failure to timely or appropriately pay medical and/or group insurance claims (including post-payment audit and collection practices), rescission of insurance coverage, improper disclosure of personal information, patent infringement and other intellectual property litigation and other litigation in our Health Care and Group Insurance businesses.  Some of these other lawsuits are or are purported to be class actions.  We intend to vigorously defend ourselves against the claims brought in these matters.

In addition, our operations, current and past business practices, current and past contracts, and accounts and other books and records are subject to routine, regular and special investigations, audits, examinations and reviews by, and from time to time we receive subpoenas and other requests for information from, CMS, various state insurance and health care regulatory authorities, state attorneys general, the Center for Consumer Information and Insurance Oversight, the Office of the Inspector General, the Office of Personnel Management, committees, subcommittees and members of the U.S. Congress, the U.S. Department of Justice, U.S. attorneys and other state and federal governmental authorities.  These government actions include inquiries by, and testimony before, certain members, committees and subcommittees of the U.S. Congress regarding certain of our current and past business practices, including our overall claims processing and payment practices, our business practices with respect to our small group products, student health products or individual customers (such as market withdrawals, rating information, premium increases and medical benefit ratios), executive compensation matters and travel and entertainment expenses, in connection with their consideration of health care reform measures, as well as the investigations by, and subpoenas and requests from, attorneys general and others described above under “Out-of-Network Benefit Proceedings.”  There also continues to be heightened review by regulatory authorities of and increased litigation regarding the health care benefits industry’s business and reporting practices, including premium rate increases, utilization management, complaint and grievance processing, information privacy, provider network structure (including the use of performance-based networks), delegated arrangements, rescission of insurance coverage, limited benefit health products, student health products, pharmacy benefit management practices and claim payment practices (including payments to out-of-network providers).  As a leading national health care benefits company, we regularly are the subject of such government actions.  These government actions may prevent or delay us from implementing planned premium rate increases and may result, and have resulted, in restrictions on our business, changes to or clarifications of our business practices, retroactive adjustments to premiums, refunds to members, assessments of damages, civil or criminal fines or penalties, or other sanctions, including the possible loss of licensure or suspension from participation in government programs, including the actions taken by CMS that are described above under “CMS Actions.”

Estimating the probable losses or a range of probable losses resulting from litigation, government actions and other legal proceedings is inherently difficult and requires an extensive degree of judgment, particularly where the matters involve indeterminate claims for monetary damages, may involve fines, penalties or punitive damages that are discretionary in amount, involve a large number of claimants or regulatory authorities, represent a change in regulatory policy, present novel legal theories, are in the early stages of the proceedings, are subject to appeal or could result in a change in business practices.  In addition, because most legal proceedings are resolved over long periods of time, potential losses are subject to change due to, among other things, new developments, changes in litigation strategy, the outcome of intermediate procedural and substantive rulings and other parties' settlement posture and their evaluation of the strength or weakness of their case against us.  We are currently unable to predict the ultimate outcome of, or reasonably estimate the losses or a range of losses resulting from, the matters described above, and it is reasonably possible that their outcome could be material to us.

Segment Information	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Segment Information
19.	Segment Information

Our operations are conducted in three business segments:  Health Care, Group Insurance and Large Case Pensions.  Our Corporate Financing segment is not a business segment; it is added to our business segments in order to reconcile to our consolidated results.  The Corporate Financing segment includes interest expense on our outstanding debt and the financing components of our pension and OPEB plan expense (the service cost components of this expense are allocated to our business segments).

Summarized financial information of our segment operations in 2010, 2009 and 2008 were as follows:

	Health	Group	Large Case	Corporate	Total
(Millions)	Care	Insurance	Pensions	Financing	Company
2010
Revenue from external customers	$ 31,023.9	$ 1,776.1	$ 162.2	$ -	$ 32,962.2
Net investment income	418.8	275.1	362.4	-	1,056.3
Interest expense	-	-	-	254.6	254.6
Depreciation and amortization expense	437.5	6.9	-	-	444.4
Income taxes (benefits)	954.2	53.0	5.0	(134.8)	877.4
Operating earnings (loss) (1)	1,650.1	128.0	27.8	(250.5)	1,555.4
Segment assets	20,881.5	5,039.3	11,818.6	-	37,739.4

2009
Revenue from external customers	$ 31,631.6	$ 1,827.1	$ 183.8	$ -	$ 33,642.5
Net investment income	392.5	274.1	369.8	-	1,036.4
Interest expense	-	-	-	243.4	243.4
Depreciation and amortization expense	409.1	6.9	-	-	416.0
Income taxes (benefits)	744.9	38.7	8.5	(167.4)	624.7
Operating earnings (loss) (1)	1,412.7	103.8	32.2	(310.8)	1,237.9
Segment assets	20,734.7	4,967.4	12,848.3	-	38,550.4

2008
Revenue from external customers	$ 28,709.9	$ 1,781.5	$ 205.2	$ -	$ 30,696.6
Net investment income	341.3	240.4	328.3	-	910.0
Interest expense	-	-	-	236.4	236.4
Depreciation and amortization expense	371.4	6.9	-	-	378.3
Income taxes (benefits)	875.1	(54.2)	1.2	(32.0)	790.1
Operating earnings (loss) (1)	1,802.3	136.8	38.8	(57.0)	1,920.9
Segment assets	18,754.5	4,435.0	12,663.0	-	35,852.5
(1)	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 96.

A reconciliation of operating earnings (1) to net income in 2010, 2009 and 2008 was as follows:

(Millions)	2010	2009	2008
Operating earnings	$ 1,555.4	$ 1,237.9	$ 1,920.9
Net realized capital gains (losses)	183.8	55.0	(482.3)
Transaction-related costs	(43.1)	-	-
Litigation-related insurance proceeds	101.5	24.9	-
Severance and facilities charge	(30.8)	(60.9)	(35.6)
ESI settlement	-	19.6	-
Contribution for the establishment of an out-of-network pricing database	-	-	(20.0)
Allowance on reinsurance recoverable	-	-	(27.4)
Reduction of reserve for anticipated future losses on discontinued products	-	-	28.5
Net income	$ 1,766.8	$ 1,276.5	$ 1,384.1
(1)
In addition to net realized capital gains (losses), the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:

	●	In 2010, we recorded transaction related costs of $43.1 million ( $66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.
	●	Following a Pennsylvania Supreme Court ruling in June 2009, we recorded proceeds of $101.5 million ( $156.3 million pretax) in 2010 and $24.9 million ( $38.2 million pretax) in 2009 from our liability insurers related to certain litigation we settled in 2003.
	●	In 2010, 2009 and 2008, we recorded severance and facilities charges of $30.8 million ( $47.4 million pretax), $60.9 million ( $93.7 million pretax) and $35.6 million ( $54.7 million pretax), respectively. The 2010 severance and facilities charges related to actions taken in 2010 or committed to be taken in 2011. The 2009 and 2008 severance and facilities charges related to actions previously taken.
	●	In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ( $30.2 million pretax), net of fees and expenses, in 2009.
	●	As a result of our agreement with the New York Attorney General to discontinue the use of Ingenix databases at a future date, in 2008 we committed to contribute $20.0 million to a non-profit organization to help create a new independent database for determining out-of-network reimbursement rates. We made that contribution in October, 2009.
	●	As a result of the liquidation proceedings of Lehman Re Ltd. ("Lehman Re"), a subsidiary of Lehman Brothers Holdings Inc., we recorded an allowance against our reinsurance recoverable from Lehman Re of $27.4 million ( $42.2 million pretax) in 2008. This reinsurance is on a closed block of paid-up group whole life insurance business.
	●	In 1993, we discontinued the sale of our fully-guaranteed large case pension products and established a reserve for anticipated future losses on these products, which we review quarterly. Changes in this reserve are recognized when deemed appropriate. We reduced the reserve for anticipated future losses on discontinued products by $28.5 million ( $43.8 million pretax) in 2008.

Revenues from external customers by product in 2010, 2009 and 2008 were as follows:

(Millions)	2010	2009	2008
Health care premiums	$ 27,610.6	$ 28,243.8	$ 25,507.3
Health care fees and other revenue	3,413.3	3,387.8	3,202.6
Group life	1,084.9	1,095.6	1,065.2
Group disability	639.1	663.7	630.0
Group long-term care	52.1	67.8	86.3
Large case pensions	162.2	183.8	205.2
Total revenue from external customers (1) (2)	$ 32,962.2	$ 33,642.5	$ 30,696.6
(1)	All within the U.S., except approximately $429 million, $240 million and $145 million in 2010, 2009 and 2008, respectively, which were derived from foreign customers.
(2)
Revenue from the U.S. federal government was  $7.5 billion,  $7.2 billion and  $6.2 billion in 2010, 2009 and 2008, respectively, in the Health Care and Group Insurance segments.  These amounts exceeded 10 percent of our total revenue from external customers in each of 2010, 2009 and 2008.

The following is a reconciliation of revenue from external customers to total revenues included in our statements of income in 2010, 2009 and 2008:

(Millions)	2010	2009	2008
Revenue from external customers	$ 32,962.2	$ 33,642.5	$ 30,696.6
Net investment income	1,056.3	1,036.4	910.0
ESI settlement (1)	-	30.2	-
Net realized capital gains (losses)	227.5	55.0	(655.9)
Total revenue	$ 34,246.0	$ 34,764.1	$ 30,950.7
(1)
In 2009, we reached an agreement with ESI to settle certain litigation in which we were the plaintiff.  Under the applicable settlement, we received approximately  $19.6 million ( $30.2 million pretax), net of fees and expenses, in 2009.

Long-lived assets, principally within the U.S., were  $529 million and  $551 million at December 31, 2010 and 2009, respectively.

Discontinued Products	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Discontinued Products
20.	Discontinued Products

Prior to 1993, we sold single-premium annuities (“SPAs”) and guaranteed investment contracts (“GICs”), primarily to employer sponsored pension plans.  In 1993, we discontinued selling these products, and now we refer to these products as discontinued products.

We discontinued selling these products because they were generating losses for us, and we projected that they would continue to generate losses over their life (which is greater than 30 years); so we established a reserve for anticipated future losses at the time of discontinuance.  This reserve represents the present value (at the risk-free rate of return at the time of discontinuance, consistent with the duration of the liabilities) of the difference between the expected cash flows from the assets supporting these products and the cash flows expected to be required to meet the obligations of the outstanding contracts.  Because we projected anticipated cash shortfalls in our discontinued products, at the time of discontinuance we established a receivable from Large Case Pensions’ continuing products (which is eliminated in consolidation).

Key assumptions in setting this reserve include future investment results, payments to retirees, mortality and retirement rates and the cost of asset management and customer service.  In 1997, we began the use of a bond default assumption to reflect historical default experience.  In 1995, we modified the mortality tables used in order to reflect a more up-to-date 1994 Uninsured Pensioner’s Mortality table.  Other than these changes, since 1993 there have been no significant changes to the assumptions underlying the reserve.

We review the adequacy of this reserve quarterly based on actual experience.  As long as our expectation of future losses remains consistent with prior projections, the results of the discontinued products are applied to the reserve and do not affect net income.  However, if actual or expected future losses are greater than we currently estimate, we may have to increase the reserve, which could adversely impact net income.  If actual or expected future losses are less than we currently estimate, we may have to decrease the reserve, which could favorably impact net income.  The current reserve reflects management’s best estimate of anticipated future losses.  The reserve for anticipated future losses is included in future policy benefits on our balance sheet.

As a result of this review, the reserve at December 31, 2010 and 2009 reflect management’s best estimate of anticipated future losses.  In the year ended December 31, 2008,  $44 million ( $29 million after tax) of the reserve was released due to favorable mortality and retirement experience compared to assumptions we previously made in estimating the reserve.

The activity in the reserve for anticipated future losses on discontinued products in 2010, 2009 and 2008 was as follows (pretax):

(Millions)	2010	2009	2008
Reserve, beginning of period	$ 789.2	$ 790.4	$ 1,052.3
Operating losses	(15.4)	(34.8)	(93.4)
Net realized capital gains (losses)	111.0	(8.5)	(124.7)
Cumulative effect of new accounting standard as of April 1, 2009 (1)	-	42.1	-
Reserve reduction	-	-	(43.8)
Reserve, end of period	$ 884.8	$ 789.2	$ 790.4
(1)
The adoption of new accounting guidance from other-than-temporary impairments of debt securities in 2009 resulted in a cumulative effect adjustment at April 1, 2009.   Refer to Note 2 beginning on page 57 for additional information.  This amount is not reflected in accumulated other comprehensive loss and retained earnings in our shareholders’ equity since the results of discontinued products do not impact our operating results.

During the year ended December 31, 2010, our discontinued products reflected net realized capital gains primarily attributable to gains from the sale of debt securities and investment real estate and an operating loss.  During the years ended December 31, 2009 and 2008 our discontinued products reflected operating losses and net realized capital losses, both attributable to the unfavorable investment conditions that existed from the latter half of 2008 through the second quarter of 2009.  We evaluated the operating loss in 2010 against our expectations of future cash flows assumed in estimating the reserve and concluded that no adjustment to the reserve was required at December 31, 2010.

The anticipated run-off of the discontinued products reserve balance at December 31, 2010 (assuming that assets are held until maturity and that the reserve run-off is proportional to the liability run-off) is as follows:

(Millions)
2011	$ 45.5
2012	44.9
2013	44.0
2014	43.0
2015	42.0
Thereafter	665.4

Assets and liabilities supporting discontinued products at December 31, 2010 and 2009 were as follows: (1)

(Millions)	2010	2009
Assets:
Debt and equity securities available-for-sale	$ 2,610.3	$ 2,507.7
Mortgage loans	498.8	543.9
Other investments	603.2	630.2
Total investments	3,712.3	3,681.8
Other assets	90.4	118.6
Collateral received under securities loan agreements	35.1	33.4
Current and deferred income taxes	20.7	51.5
Receivable from continuing products (2)	492.4	463.4
Total assets	$ 4,350.9	$ 4,348.7

Liabilities:
Future policy benefits	$ 3,162.2	$ 3,301.0
Policyholders' funds	10.2	12.1
Reserve for anticipated future losses on discontinued products	884.8	789.2
Collateral payable under securities loan agreements	35.1	33.4
Other liabilities (3)	258.6	213.0
Total liabilities	$ 4,350.9	$ 4,348.7
(1)	Assets supporting the discontinued products are distinguished from assets supporting continuing products.
(2)	The receivable from continuing products is eliminated in consolidation.
(3)	Net unrealized capital gains on available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.

The discontinued products investment portfolio has changed since inception.  Mortgage loans have decreased from  $5.4 billion (37% of the investment portfolio) at December 31, 1993 to  $499 million (13% of the investment portfolio) at December 31, 2010.  This was a result of maturities, prepayments and the securitization and sale of commercial mortgages.  Also, real estate decreased from  $500 million (4% of the investment portfolio) at December 31, 1993 to  $50 million (1% of the investment portfolio) at December 31, 2010, primarily as a result of sales.  The resulting proceeds were primarily reinvested in debt and equity securities.  Over time, the then-existing mortgage loan and real estate portfolios and the reinvested proceeds have resulted in greater investment returns than we originally assumed in 1993.

At December 31, 2010, the expected run-off of the SPA and GIC liabilities, including future interest, were as follows:

(Millions)
2011	$ 437.6
2012	420.7
2013	408.2
2014	384.8
2015	367.8
Thereafter	4,804.5

The expected run-off of the SPA and GIC liabilities can vary from actual due to several factors, including, among other things, contract holders redeeming their contracts prior to contract maturity or additional amounts received from existing contracts.  The liability expected at December 31, 1993 and actual liability balances at December 31, 2010, 2009 and 2008 for the GIC and SPA liabilities were as follows:

	Expected		Actual
(Millions)	GIC	SPA	GIC	SPA
2008	$ 20.4	$ 3,261.2	$ 16.7	$ 3,446.4
2009	19.1	3,103.9	12.1	3,301.0
2010	18.0	2,943.5	10.2	3,162.2

The GIC balances were lower than expected in each period because several contract holders redeemed their contracts prior to contract maturity.  The SPA balances in each period were higher than expected because of additional amounts received under existing contracts.

The distributions on our discontinued products consisted of scheduled contract maturities, settlements and benefit payments of  $432.2 million,  $447.1 million and  $454.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.  Participant-directed withdrawals of our discontinued products were not significant in the years ended December 31, 2010, 2009 and 2008, respectively.  Cash required to fund these distributions was provided by earnings and scheduled payments on, and sales of, invested assets.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally-accepted accounting principles (“GAAP”) and include the accounts of Aetna and the subsidiaries that we control.  All significant intercompany balances have been eliminated in consolidation.  The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined there were no other items to disclose.

New Accounting Standards
New Accounting Standards
Variable Interest Entities
In June 2009, the Financial Accounting Standards Board (the “FASB”) released revised accounting guidance for variable interest entities (“VIEs”).  This accounting guidance removes the quantitative-based risks-and-rewards calculation previously used to assess whether a company must consolidate a VIE and, instead, requires a variable interest holder to qualitatively assess whether it has a controlling financial interest in the VIE.  This accounting guidance was effective on January 1, 2010.  The adoption of this new accounting guidance did not impact our financial position or operating results.  Refer to Note 8 beginning on page 67 for additional information.

Recognition and Presentation of Other-Than-Temporary Impairments
Effective April 1, 2009, we adopted new accounting guidance issued by the FASB for other-than-temporary impairments (“OTTI”) of debt securities.  This guidance establishes new criteria for the recognition of OTTI on debt securities and also requires additional financial statement disclosure.  The new criteria require OTTI to be recognized if either a credit-related loss is deemed to have occurred or we have the intention to sell a security that is in an unrealized loss position.  Refer to Notes 8 and 9 beginning on pages 67 and 72, respectively, for additional information.

Upon adoption of this new guidance, we evaluated securities held at April 1, 2009 for which a previous OTTI was recognized, and identified those securities that we did not intend to sell.  As a result of this analysis, we recorded a  $54 million ( $83 million pretax) cumulative effect adjustment that increased retained earnings and accumulated other comprehensive loss as of April 1, 2009.

Fair Value Measurements – Assessing Fair Value in Market Conditions That Are Not Orderly
In April 2009, the FASB released updates to the accounting guidance for measuring the fair value of assets and liabilities.  These updates provide clarification as to how to determine the fair value of assets and liabilities in distressed economic conditions and also require greater disaggregation of debt and equity securities within our fair value measurements disclosures (refer to Note 10 beginning on page 73).  This accounting guidance was effective on June 30, 2009 and did not impact our financial position or operating results.

Future Application of Accounting Standards
Future Application of Accounting Standards
Deferred Acquisition Costs
In October 2010, the FASB released new accounting guidance for costs associated with acquiring or renewing insurance contracts.  This guidance clarifies that such costs qualify for capitalization when affiliated with the successful acquisition of new and renewed insurance contracts.  The new guidance is effective beginning January 1, 2012.  Since our acquisition costs related to our Health Care and Group Insurance products are generally expensed as incurred, we do not expect the adoption of this accounting guidance to have a significant impact to our financial position or operating results.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and debt securities with a maturity of three months or less when purchased.  The carrying value of cash equivalents approximates fair value due to the short-term maturity of these investments.

Investments
Investments
Debt and Equity Securities
Debt and equity securities consist primarily of U.S. Treasury and agency securities, mortgage-backed securities, corporate and foreign bonds and other debt and equity securities.  Debt securities are classified as either current or long-term investments based on their contractual maturities unless we intend to sell an investment within the next twelve months, in which case it is classified as current on our balance sheets.  We have classified our debt and equity securities as available for sale and carry them at fair value.  Refer to Note 10 beginning on page 73 for additional information on how we estimate the fair value of these investments.  The cost for mortgage-backed and other asset-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.  We regularly review our debt and equity securities to determine whether a decline in fair value below the carrying value is other-than-temporary.  When a debt or equity security is in an unrealized capital loss position, we monitor the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time.  Beginning April 1, 2009, we recognize an impairment on debt securities when we intend to sell a security that is in an unrealized loss position or if we determine a credit-related loss has occurred.  Prior to April 1, 2009, we would recognize an impairment if we did not have the intention and ability to hold the security until it recovered its value (refer to New Accounting Standards beginning on page 57 for additional information).  We do not accrue interest on debt securities when management believes the collection of interest is unlikely.

We lend certain debt and equity securities from our investment portfolio to other institutions for short periods of time.  Borrowers must post cash collateral in the amount of 102% to 105% of the fair value of the loaned security.  The fair value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates.  The collateral is retained and invested by a lending agent according to our guidelines to generate additional income for us.

Mortgage Loans
We carry the value of our mortgage loan investments on our balance sheets at the unpaid principal balance, net of impairment reserves.  A mortgage loan may be impaired when it is a problem loan (i.e., more than 60 days delinquent, in bankruptcy or in process of foreclosure), a potential problem loan (i.e., high probability of default within 3 years) or a restructured loan.  For impaired loans, a specific impairment reserve is established for the difference between the recorded investment in the loan and the estimated fair value of the collateral.  We apply our loan impairment policy individually to all loans in our portfolio.  We record full or partial charge-offs of loans at the time an event occurs affecting the legal status of the loan, typically at the time of foreclosure or upon a loan modification giving rise to forgiveness of debt.  Interest income on an impaired loan is accrued to the extent we deem it collectable and the loan continues to perform under its original or restructured terms.  Interest income on problem loans is recognized on a cash basis.  Cash payments on loans in the process of foreclosure are treated as a return of principal.  Mortgage loans with a maturity date or a committed prepayment date within twelve months are classified as current on our balance sheets.

Other Investments
Other investments consist primarily of alternative investments (which are comprised of private equity and hedge fund limited partnerships), investment real estate and derivatives.  We typically do not have a controlling ownership in our alternative investments, and therefore we apply the equity method of accounting for these investments.  We invest in real estate for the production of income.  We carry the value of our investment real estate on our balance sheet at depreciated cost, including capital additions, net of write-downs for other-than-temporary declines in fair value.  Depreciation is calculated using the straight-line method based on the estimated useful life of each asset.  If any of our real estate investments are considered held-for-sale, we carry it at the lower of its carrying value or fair value less estimated selling costs.  We generally estimate fair value using a discounted future cash flow analysis in conjunction with comparable sales information.  At the time of the sale, we record the difference between the sales price and the carrying value as a realized capital gain or loss.

We make limited use of derivatives in order to manage interest rate, foreign exchange, price risk and credit exposure.  The derivatives we use consist primarily of futures contracts, forward contracts, interest rate swaps, credit default swaps and warrants.  Derivatives are reflected at fair value on our balance sheets.

When we enter into a derivative contract, if certain criteria are met, we may designate the derivative as one of the following:  a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment; a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability; or a foreign currency fair value or cash flow hedge.

Net Investment Income and Realized Capital Gains and Losses
Net Investment Income and Realized Capital Gains and Losses
Net investment income and realized capital gains and losses on investments supporting Health Care’s and Group Insurance’s liabilities and Large Case Pensions’ products (other than experience-rated and discontinued products) are reflected in our operating results.  Realized capital gains and losses are determined on a specific identification basis.  Unrealized capital gains and losses (other than experience-rated and discontinued products) are reflected in shareholders’ equity, net of tax, as a component of accumulated other comprehensive loss.  We reflect purchases and sales of debt and equity securities and alternative investments on the trade date.  We reflect purchases and sales of mortgage loans and investment real estate on the closing date.

Experience-rated products are products in the Large Case Pensions business where the contract holder, not us, assumes investment and other risks, subject to, among other things, minimum guarantees provided by us.  The effect of investment performance is allocated to contract holders’ accounts daily, based on the underlying investment’s experience and, therefore, does not impact our operating results (as long as minimum guarantees are not triggered).  Realized and unrealized capital gains and losses on investments supporting experience-rated products in the Large Case Pensions business are reflected in policyholders’ funds on our balance sheets.  Net investment income supporting Large Case Pensions’ experience-rated products is included in net investment income in our statements of income and is credited to contract holders in current and future benefits.

When we discontinued the sale of our fully-guaranteed Large Case Pensions products, we established a reserve for anticipated future losses from these products and segregated the related investments.  These investments are managed as a separate portfolio.  Net investment income and realized capital gains and losses on this separate portfolio are ultimately credited/charged to the reserve and, generally, do not impact our operating results.  Unrealized capital gains or losses on this segregated portfolio are reflected in other long-term liabilities on our balance sheets.  Refer to Note 20 beginning on page 97 for additional information on our discontinued products.

Reinsurance
Reinsurance
We utilize reinsurance agreements primarily to facilitate the acquisition or disposition of certain insurance contracts.  Ceded reinsurance agreements permit us to recover a portion of our losses from reinsurers, although they do not discharge our primary liability as direct insurer of the risks reinsured.  Failure of reinsurers to indemnify us could result in losses; however, we do not expect charges for unrecoverable reinsurance to have a material effect on our operating results or financial position.  We evaluate the financial position of our reinsurers and monitor concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of our reinsurers.  At December 31, 2010, our reinsurance recoverables consisted primarily of amounts due from third parties that are rated consistent with companies that are considered to have the ability to meet their obligations.

In the normal course of business, we enter into agreements with other insurance companies under which we assume reinsurance, primarily related to our group life and health products (refer to Note 17 on page 91 for additional information).  We do not transfer any portion of the financial risk associated with our HMO products to third parties, except in areas where we participate in state-mandated health insurance pools.  We did not have material premiums ceded to or assumed from unrelated insurance companies in the three years ended December 31, 2010.

Goodwill
Goodwill
We evaluate goodwill for impairment (at the reporting unit level) annually, or more frequently if circumstances indicate a possible impairment, by comparing an estimate of the fair value of the applicable reporting unit to its carrying value, including goodwill.  If the carrying value exceeds fair value, we compare the implied fair value of the applicable goodwill to its carrying amount to measure the amount of goodwill impairment, if any.  Our reporting units with goodwill are our Health Care and Group Insurance segments.  Impairments, if any, would be classified as an operating expense.  After performing our analysis, we determined that there was no impairment of goodwill in each of the three years ended December 31, 2010.

Our annual impairment tests were based on an evaluation of future discounted cash flows.  These evaluations utilized the best information available to us at the time, including supportable assumptions and projections we believe are reasonable.  Collectively, these evaluations were our best estimates of projected future cash flows.  Our discounted cash flow evaluations used a range of discount rates that corresponds to our weighted-average cost of capital.  This discount rate range is consistent with that used for investment decisions and takes into account the specific and detailed operating plans and strategies of the Health Care and Group Insurance reporting units.  Certain other key assumptions utilized, including changes in membership, revenue, health care costs, operating expenses and effective tax rates, are based on estimates consistent with those utilized in our annual planning process that we believe are reasonable.  If we do not achieve our earnings objectives, the assumptions and estimates underlying these goodwill impairment evaluations could be adversely affected, and we may impair a portion of our goodwill, which would adversely affect our operating results in the period of impairment.

Property, Plant and Equipment and Other Acquired Intangible Assets
Property and Equipment and Other Acquired Intangible Assets
We report property and equipment and other acquired intangible assets at historical cost, net of accumulated depreciation or amortization.  At December 31, 2010 and 2009, the historical cost of property and equipment was approximately  $1.0 billion and  $1.1 billion, respectively, and the related accumulated depreciation was approximately  $473 million and  $543 million, respectively.  We calculate depreciation and amortization primarily using the straight-line method over the estimated useful lives of the respective assets ranging from three to forty years.

We regularly evaluate whether events or changes in circumstances indicate that the carrying value of property and equipment or other acquired intangible assets may not be recoverable.  If we determine that an asset may not be recoverable, we estimate the future undiscounted cash flows expected to result from future use of the asset and its eventual disposition.  If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, we recognize an impairment loss for the amount by which the carrying value of the asset exceeds its fair value.  There were no material impairment losses recognized in the three years ended December 31, 2010.

Separate Accounts
Separate Accounts
Separate Account assets and liabilities in the Large Case Pensions business represent funds maintained to meet specific objectives of contract holders who bear the investment risk.  These assets and liabilities are carried at fair value.  Net investment income and net realized capital gains and losses accrue directly to such contract holders.  The assets of each account are legally segregated and are not subject to claims arising from our other businesses.  Deposits, withdrawals, net investment income and netrealized and net unrealized capital gains and losses on Separate Account assets are not reflected in our statements of income or cash flows.  Management fees charged to contract holders are included in fees and other revenue and recognized over the period earned.

Health Care and Other Insurance Liabilities
Health Care and Other Insurance Liabilities
Health care costs payable
Health care costs payable consist principally of unpaid fee-for-service medical, dental and pharmacy claims, capitation costs and other amounts due to health care providers pursuant to risk-sharing arrangements related to Health Care’s POS, PPO, HMO, Indemnity, Medicare and Medicaid products.  Unpaid health care claims include our estimate of payments we will make on claims reported to us but not yet paid and for health care services rendered to members but not yet reported to us as of the balance sheet date (collectively, “IBNR”).  Also included in these estimates is the cost of services that will continue to be rendered after the balance sheet date if we are obligated to pay for such services in accordance with contractual or regulatory requirements.  Such estimates are developed using actuarial principles and assumptions which consider, among other things, historical and projected claim submission and processing patterns, assumed and historical medical cost trends, historical utilization of health care services, claim inventory levels, changes in membership and product mix, seasonality and other relevant factors.  We reflect changes in these estimates in health care costs in our operating results in the period they are determined.  Capitation costs represent contractual monthly fees paid to participating physicians and other medical providers for providing medical care, regardless of the medical services provided to the member.  Approximately five percent of our health care costs related to capitated arrangements in each of the last three years.  Amounts due under risk-sharing arrangements are based on the terms of the underlying contracts with the providers and consider claims experience under the contracts through the balance sheet date.

Future policy benefits
Future policy benefits consist primarily of reserves for limited payment pension and annuity contracts in the Large Case Pensions business and long-duration group life and long-term care insurance contracts in the Group Insurance business.  Reserves for limited payment contracts are computed using actuarial principles that consider, among other things, assumptions reflecting anticipated mortality, retirement, expense and interest rate experience.  Such assumptions generally vary by plan, year of issue and policy duration.  Assumed interest rates on such contracts ranged from 1.8% to 11.3% in 2010 and from 2.0% to 11.3% in 2009.  We periodically review mortality assumptions against both industry standards and our experience.  Reserves for long-duration group life and long-term care contracts represent our estimate of the present value of future benefits to be paid to or on behalf of policyholders less the present value of future net premiums.  Assumed interest rates on such contracts ranged from 2.5% to 8.8% in both 2010 and 2009.  Our estimate of the present value of future benefits under such contracts is based upon mortality, morbidity and interest rate assumptions.

Unpaid claims
Unpaid claims consist primarily of reserves associated with certain short-duration group disability and term life insurance contracts in the Group Insurance business, including an estimate for IBNR as of the balance sheet date.  Reserves associated with certain short-duration group disability and term life insurance contracts are based upon our estimate of the present value of future benefits, which is based on assumed investment yields and assumptions regarding mortality, morbidity and recoveries from the U.S. Social Security Administration.  We develop our reserves for IBNR using actuarial principles and assumptions which consider, among other things, contractual requirements, claim incidence rates, claim recovery rates, seasonality and other relevant factors.  We discount certain claim liabilities related to group long-term disability and premium waiver contracts.  The discounted unpaid claim liabilities were  $1.9 billion and  $1.8 billion at December 31, 2010 and 2009, respectively.  The undiscounted value of these unpaid claim liabilities was  $2.6 billion and  $2.4 billion at December 31, 2010 and 2009, respectively.  The discount rates generally reflect our expected investment returns for the investments supporting these liabilities and ranged from 4.0% to 5.8% in 2010 and 5.8% to 6.3% in 2009.  The discount rates for retrospectively-rated contracts are set at contractually specified levels.  Our estimates of unpaid claims are subject to change due to changes in the underlying experience of the insurance contracts, changes in investment yields or other factors, and these changes are recorded in current and future benefits in our statements of income in the period they are determined.

Policyholders’ funds
Policyholders’ funds consist primarily of reserves for pension and annuity investment contracts in the Large Case Pensions business and customer funds associated with group life and health contracts in the Health Care and Group Insurance businesses.  Reserves for such contracts are equal to cumulative deposits less withdrawals and charges plus credited interest thereon, net of experience-rated adjustments.  In 2010, interest rates for pension and annuity investment contracts ranged from 3.5% to 11.8%, and interest rates for group life and health contracts ranged from 0% to 4.0%.  In 2009, interest rates for pension and annuity investment contracts ranged from 3.5% to 10.5% and interest rates for group life and health contracts ranged from 0% to 4.2%.  Reserves for contracts subject to experience rating reflect our rights as well as the rights of policyholders and plan participants.

We review health care and insurance liabilities periodically.  We reflect any necessary adjustments during the current period in operating results.  While the ultimate amount of claims and related expenses are dependent on future developments, it is management’s opinion that the liabilities that have been established are adequate to cover such costs.  The health care and insurance liabilities that are expected to be paid within twelve months are classified as current on our balance sheets.

Premium Deficiency Reserves
We evaluate our insurance contracts to determine if it is probable that a loss will be incurred.  We recognize a premium deficiency loss when it is probable that expected future claims, including maintenance costs (for example, claim processing costs), will exceed existing reserves plus anticipated future premiums and reinsurance recoveries.  Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.  For purposes of determining premium deficiency losses, contracts are grouped in a manner consistent with our method of acquiring, servicing and measuring the profitability of such contracts.  We did not have any premium deficiency reserves at December 31, 2010 or 2009.

Health Care Contract Acquisition Costs
Health Care Contract Acquisition Costs
Health care benefits products included in the Health Care segment are cancelable by either the customer or the member monthly upon written notice.  Acquisition costs related to our prepaid health care and health indemnity contracts are generally expensed as incurred.

Revenue Recognition
Revenue Recognition
Health care premiums are recognized as income in the month in which the enrollee is entitled to receive health care services.  Health care premiums are reported net of an allowance for estimated terminations and uncollectable amounts.  Other premium revenue for group life, long-term care and disability products is recognized as income, net of allowances for termination and uncollectable accounts, over the term of the coverage.  Other premium revenue for Large Case Pensions’ limited payment pension and annuity contracts is recognized as revenue in the period received.  Premiums related to unexpired contractual coverage periods are reported as unearned premiums in our balance sheets.

The balance of the allowance for estimated terminations and uncollectable accounts on premiums receivable was  $80 million and  $107 million at December 31, 2010 and 2009, respectively, and is reflected as a reduction of premiums receivable in our balance sheets.  The balance of the allowance for uncollectable accounts on other receivables was  $26 million and  $55 million at December 31, 2010 and 2009, respectively, and is reflected as a reduction of other receivables in our balance sheets.

Some of our contracts allow for premiums to be adjusted to reflect actual experience or the relative health status of members.  Such adjustments are reasonably estimable (based on actual experience of the customer emerging under the contract and the terms of the underlying contract) and are recognized as the experience emerges.

Fees and other revenue consists primarily of ASC fees which are received in exchange for performing certain claim processing and member services for health and disability members and are recognized as revenue over the period the service is provided.  Some of our contracts include guarantees with respect to certain functions, such as customer service response time, claim processing accuracy and claim processing turnaround time, as well as certain guarantees that a plan sponsor's claim experience will fall within a certain range.  With any of these guarantees, we are financially at risk if the conditions of the arrangements are not met, although the maximum amount at risk is typically limited to a percentage of the fees otherwise payable to us by the customer involved.  We accrue for any such exposure upon occurrence.

In addition, fees and other revenue also include charges assessed against contract holders’ funds for contract fees, participant fees and asset charges related to pension and annuity products in the Large Case Pensions business.  Other amounts received on pension and annuity investment-type contracts are reflected as deposits and are not recorded as revenue.  Some of our Large Case Pension contract holders have the contractual right to purchase annuities with life contingencies using the funds they maintain on deposit with us.  Since these products are considered an insurance contract, when the contract holder makes this election, we treat the accumulated investment balance as a single premium and reflect it as both premiums and current and future benefits in our statements of income.

Accounting for the Medicare Part D Prescription Drug Program (“PDP”)
We were selected by the Centers for Medicare & Medicaid Services (“CMS”) to be a national provider of PDP in all 50 states to both individuals and employer groups in 2010, 2009 and 2008.  Under these annual contracts, CMS pays us a portion of the premium, a portion of, or a capitated fee for, catastrophic drug costs and a portion of the health care costs for low-income Medicare beneficiaries and provides a risk-sharing arrangement to limit our exposure to unexpected expenses.

We recognize premiums received from, or on behalf of, members or CMS and capitated fees as premium revenue ratably over the contract period.  We expense the cost of covered prescription drugs as incurred.  Costs associated with low-income Medicare beneficiaries (deductible, coinsurance, etc.) and the catastrophic drug costs paid in advance by CMS are recorded as a liability and offset health care costs when incurred.  For individual PDP coverage, the risk-sharing arrangement provides a risk corridor whereby the amount we received in premiums from members and CMS based on our annual bid is compared to our actual drug costs incurred during the contract year.  Based on the risk corridor provision and PDP activity to date, an estimated risk-sharing receivable or payable is recorded on a quarterly basis as an adjustment to premium revenue.  We perform a reconciliation of the final risk-sharing, low-income subsidy and catastrophic amounts after the end of each contract year.

Income Taxes
Income Taxes
We are taxed at the statutory corporate income tax rates after adjusting income reported for financial statement purposes for certain items.  We recognize deferred income tax assets and liabilities for the differences between the financial and income tax reporting basis of assets and liabilities based on enacted tax rates and laws.  Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized.  Deferred income tax expense or benefit primarily reflects the net change in deferred income tax assets and liabilities during the year.

Our current income tax provision reflects the tax results of revenues and expenses currently taxable or deductible.  Penalties and interest on our tax positions are classified as a component of our income tax provision.

Reclassifications	Reclassifications Certain reclassifications were made to the 2009 financial information to conform to the 2010 presentation.
Use of Estimates
Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and notes.  We consider the following accounting estimates critical in the preparation of the accompanying consolidated financial statements:  health care costs payable, other insurance liabilities, recoverability of goodwill and other acquired intangible assets, measurement of defined benefit pension and other postretirement benefit plans, other-than-temporary impairment of debt securities and revenue recognition.  We use information available to us at the time estimates are made; however, these estimates could change materially if different information or assumptions were used.  Additionally, these estimates may not ultimately reflect the actual amounts of the final transactions that occur.

Allocation of Operating Expenses
Allocation of Operating Expenses
We allocate to the business segments centrally-incurred costs associated with specific internal goods or services provided to us, such as employee services, technology services and rent, based on a reasonable method for each specific cost (such as membership, usage, headcount, compensation or square footage occupied).  Interest expense on third-party borrowings and the financing components of our pension and other post-retirement benefit plan expense is not allocated to the reporting segments, since it is not used as a basis for measuring the operating performance of the segments.  Such amounts are reflected in Corporate Financing in our segment financial information.  Segment results were restated for this change in expense allocation.  Refer to Note 19 beginning on page 95 for additional information.

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Earnings Per Share
The computations of basic and diluted EPS for 2010, 2009 and 2008 were as follows:

(Millions, except per common share data)	2010	2009	2008
Net Income	$ 1,766.8	$ 1,276.5	$ 1,384.1
Weighted average shares used to compute basic EPS	415.7	441.1	475.5
Dilutive effect of outstanding stock-based compensation awards (1)	7.2	8.4	12.8
Weighted average shares used to compute diluted EPS	422.9	449.5	488.3
Basic EPS	$ 4.25	$ 2.89	$ 2.91
Diluted EPS	$ 4.18	$ 2.84	$ 2.83
(1)
Approximately 18.6 million, 19.3 million and 9.7 million stock appreciation rights (“SARs”) (with exercise prices ranging from  $29.20 to  $59.76,  $25.94 to  $59.76 and  $25.94 to  $59.76, respectively) were not included in the calculation of diluted EPS for 2010, 2009 and 2008, respectively, and approximately 5.7 million, 6.2 million and 1.6 million stock options (with exercise prices ranging from  $33.38 to  $42.35) were not included in the calculation of diluted EPS for 2010, 2009 and 2008 respectively, as their exercise prices were greater than the average market price of Aetna common shares during such periods.

Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Operating Expenses
For 2010, 2009 and 2008, selling expenses (which include broker commissions, the variable component of our internal sales force compensation and premium taxes) and general and administrative expenses were as follows:

(Millions)	2010	2009	2008
Selling expenses	$ 1,226.6	$ 1,251.9	$ 1,149.6
General and administrative expenses:
Salaries and related benefits	3,076.4	2,971.8	2,619.8
Other general and administrative expenses (1)	2,216.0	2,159.3	1,982.1
Total general and administrative expenses (2)	5,292.4	5,131.1	4,601.9
Total operating expenses	$ 6,519.0	$ 6,383.0	$ 5,751.5
(1)
Includes the following for 2010:  transaction-related costs of  $66.2 million and litigation-related insurance proceeds of  $156.3 million. Includes the following for 2009:  litigation-related insurance proceeds of  $38.2 million. Includes the following charges for 2008:  a  $20.0 million contribution for the establishment of an out-of-network pricing database and a  $42.2 million allowance on a reinsurance recoverable.  Refer to the reconciliation of operating earnings to net income in Note 19 beginning on page 95 for additional information.

(2)
In 2010, 2009 and 2008, we recorded severance and facilities charges of  $47.4 million,  $93.7 million and  $54.7 million, respectively.  Refer to the reconciliation of operating earnings to net income in Note 19 beginning on page 95 for additional information.

Health Care Costs Payable (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Components of the change in health care costs payable
The following table shows the components of the change in health care costs payable during 2010, 2009 and 2008:

(Millions)	2010	2009	2008
Health care costs payable, beginning of the period	$ 2,895.3	$ 2,393.2	$ 2,177.4
Less: Reinsurance recoverables	1.9	2.0	2.9
Health care costs payable, beginning of the period, net	2,893.4	2,391.2	2,174.5
Acquisition of businesses	-	1.1	-
Add: Components of incurred health care costs
Current year	23,045.6	24,127.2	20,948.5
Prior years	(326.0)	(66.0)	(163.0)
Total incurred health care costs	22,719.6	24,061.2	20,785.5
Less: Claims paid
Current year	20,588.5	21,401.1	18,726.4
Prior years	2,395.3	2,159.0	1,842.4
Total claims paid	22,983.8	23,560.1	20,568.8
Health care costs payable, end of period, net	2,629.2	2,893.4	2,391.2
Add: Reinsurance recoverables	1.7	1.9	2.0
Health care costs payable, end of the period	$ 2,630.9	$ 2,895.3	$ 2,393.2

Goodwill and Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Change in goodwill
As a result of recent acquisitions, in accordance with applicable accounting guidance, we allocated the amount paid to the fair value of the net assets acquired, with any excess amounts recorded as goodwill.  The increase in goodwill in 2010 and 2009 was as follows:

(Millions)	2010	2009
Balance, beginning of the period	$ 5,146.2	$ 5,085.6
Goodwill acquired:
Horizon	(.5)	56.8
Schaller Anderson, Incorporated	.7	3.8
Balance, end of the period (1)	$ 5,146.4	$ 5,146.2
(1)	At both December 31, 2010 and 2009, approximately $5.0 billion and $104 million of goodwill was assigned to the Health Care and Group Insurance segments, respectively.

Other acquired intangible assets
Other acquired intangible assets at December 31, 2010 and 2009 were comprised of the following:

		Accumulated		Amortization
(Millions)	Cost	Amortization	Net Balance	Period (Years)
2010
Other acquired intangible assets:
Provider networks	$ 703.2	$ 398.9	$ 304.3	12-25	(1)
Customer lists	420.4	262.6	157.8	4-10	(1)
Technology	25.3	25.0	.3	3-5
Other	38.1	27.3	10.8	2-15
Trademarks	22.3	-	22.3	Indefinite
Total other acquired intangible assets	$ 1,209.3	$ 713.8	$ 495.5

2009
Other acquired intangible assets:
Provider networks	$ 703.2	$ 369.0	$ 334.2	12-25	(1)
Customer lists	420.4	206.3	214.1	4-10	(1)
Technology	25.3	20.7	4.6	3-5
Other	38.1	22.6	15.5	2-15
Trademarks	22.3	-	22.3	Indefinite
Total other acquired intangible assets	$ 1,209.3	$ 618.6	$ 590.7
(1 (1)
The amortization period for our customer lists and provider networks includes an assumption of renewal or extension of these arrangements.  At December 31, 2010 and 2009, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists is approximately one year.  Any costs related to the renewal or extension of these contracts is expensed as incurred.

Estimated annual pretax amortization for other acquired intangible assets over the next five years	We estimate annual pretax amortization for other acquired intangible assets over the next five years to be as follows:
(Millions)
2011	$ 87.7
2012	76.2
2013	67.0
2014	47.9
2015	34.4

Investments (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Total investments
Total investments at December 31, 2010 and 2009 were as follows:

	2010			2009
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$ 2,111.9	$ 14,849.7	$ 16,961.6	$ 2,834.8	$ 14,324.9	$ 17,159.7
Mortgage loans	55.2	1,454.6	1,509.8	86.1	1,507.9	1,594.0
Other investments	2.6	1,242.0	1,244.6	1.8	1,218.3	1,220.1
Total investments	$ 2,169.7	$ 17,546.3	$ 19,716.0	$ 2,922.7	$ 17,051.1	$ 19,973.8

Debt and equity securities available for sale
Debt and equity securities available for sale at December 31, 2010 and 2009 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized		Fair
(Millions)	Cost	Gains	Losses		Value
December 31, 2010
Debt securities:
U.S. government securities	$ 1,293.5	$ 80.8	$ (.6)		$ 1,373.7
States, municipalities and political subdivisions	2,288.8	54.4	(46.9)		2,296.3
U.S. corporate securities	6,731.5	553.0	(21.9)		7,262.6
Foreign securities	2,667.4	231.1	(21.2)		2,877.3
Residential mortgage-backed securities	1,089.2	53.6	(2.8)	(1)	1,140.0
Commercial mortgage-backed securities	1,226.4	99.5	(13.7)	(1)	1,312.2
Other asset-backed securities	447.6	21.1	(4.8)	(1)	463.9
Redeemable preferred securities	196.7	12.3	(12.7)		196.3
Total debt securities	15,941.1	1,105.8	(124.6)		16,922.3
Equity securities	35.3	5.6	(1.6)		39.3
Total debt and equity securities (2)	$ 15,976.4	$ 1,111.4	$ (126.2)		$ 16,961.6

December 31, 2009
Debt securities:
U.S. government securities	$ 1,801.3	$ 50.7	$ (5.2)		$ 1,846.8
States, municipalities and political subdivisions	2,022.2	80.7	(27.5)		2,075.4
U.S. corporate securities	6,741.9	497.1	(54.4)		7,184.6
Foreign securities	2,554.5	210.9	(20.9)		2,744.5
Residential mortgage-backed securities	1,375.8	49.4	(5.0)	(1)	1,420.2
Commercial mortgage-backed securities	1,109.8	37.6	(104.0)	(1)	1,043.4
Other asset-backed securities	419.6	25.0	(8.2)	(1)	436.4
Redeemable preferred securities	381.9	27.8	(41.0)		368.7
Total debt securities	16,407.0	979.2	(266.2)		17,120.0
Equity securities	35.3	7.9	(3.5)		39.7
Total debt and equity securities (2)	$ 16,442.3	$ 987.1	$ (269.7)		$ 17,159.7
w(1)
At December 31, 2010 and 2009, we held securities for which we had recognized a credit-related impairment in the past.  In 2010 we released  $23.4 million of non-credit-related impairments from other comprehensive loss related to these securities (as of December 31, 2010 these securities had a net unrealized capital gain of  $3.9 million).  Effective April 1, 2009 and for the period through December 31, 2009, we recognized  $61.7 million of non-credit-related impairments in other comprehensive loss (as of December 31, 2009, these securities had a net unrealized capital loss of  $17.2 million).

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 97 for additional information on our accounting for discontinued products).  At December 31, 2010, investments with a fair value of  $4.1 billion, gross unrealized gains of  $339.5 million and gross unrealized losses of  $38.1 million and, at December 31, 2009, investments with a fair value of  $4.0 billion, gross unrealized gains of  $285.6 million and gross unrealized losses of  $78.2 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive loss.

Fair value of debt securities by contractual maturity
The fair value of debt securities at December 31, 2010 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.
Fair
(Millions)	Value
Due to mature:
Less than one year	$ 757.7
One year through five years	3,324.5
After five years through ten years	5,068.2
Greater than ten years	4,855.8
Residential mortgage-backed securities	1,140.0
Commercial mortgage-backed securities	1,312.2
Other asset-backed securities	463.9
Total	$ 16,922.3

Debt and Equity Securities in an Unrealized Capital Loss Position
Summarized below are the debt and equity securities we held at December 31, 2010 and 2009 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Millions)	Value	Losses	Value	Losses	Value	Losses
December 31, 2010
Debt securities:
U.S. government securities	$ 8.4	$ .2	$ 19.8	$ .4	$ 28.2	$ .6
States, municipalities and political subdivisions	964.9	37.6	82.7	9.3	1,047.6	46.9
U.S. corporate securities	665.8	17.0	210.2	4.9	876.0	21.9
Foreign securities	375.9	14.6	34.6	6.6	410.5	21.2
Residential mortgage-backed securites	103.7	2.6	6.6	.2	110.3	2.8
Commercial mortgage-backed securities	103.7	2.4	78.5	11.3	182.2	13.7
Other asset-backed securities	85.9	2.0	4.9	2.8	90.8	4.8
Redeemable preferred securities	4.5	-	94.3	12.7	98.8	12.7
Total debt securities	2,312.8	76.4	531.6	48.2	2,844.4	124.6
Equity securities	.5	-	9.5	1.6	10.0	1.6
Total debt and equity securities (1)	$ 2,313.3	$ 76.4	$ 541.1	$ 49.8	$ 2,854.4	$ 126.2

December 31, 2009
Debt securities:
U.S. government securities	$ 1,062.5	$ 4.8	$ 19.3	$ .4	$ 1,081.8	$ 5.2
States, municipalities and political subdivisions	292.2	10.6	216.7	16.9	508.9	27.5
U.S. corporate securities	730.2	16.8	681.4	37.6	1,411.6	54.4
Foreign securities	418.1	9.0	110.4	11.9	528.5	20.9
Residential mortgage-backed securites	383.0	4.7	8.2	.3	391.2	5.0
Commercial mortgage-backed securities	129.7	3.1	401.6	100.9	531.3	104.0
Other asset-backed securities	46.6	7.5	16.7	.7	63.3	8.2
Redeemable preferred securities	49.1	8.8	198.5	32.2	247.6	41.0
Total debt securities	3,111.4	65.3	1,652.8	200.9	4,764.2	266.2
Equity securities	3.9	1.6	18.8	1.9	22.7	3.5
Total debt and equity securities (1)	$ 3,115.3	$ 66.9	$ 1,671.6	$ 202.8	$ 4,786.9	$ 269.7
(1)
At December 31, 2010 and 2009, debt and equity securities in an unrealized loss position of  $38.1 million and  $78.2 million, respectively, and with related fair value of  $650.5 million and  $1.0 billion, respectively, related to discontinued and experience-rated products.

Maturity dates for debt securities
The maturity dates for debt securities in an unrealized loss position at December 31, 2010 were as follows:

	Supporting discontinued		Supporting remaining
	and experience-rated products		products		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Millions)	Value	Losses	Value	Losses	Value	Losses
Due to mature:
Less than one year	$ 2.3	$ -	$ 60.0	$ .6	$ 62.3	$ .6
One year through five years	9.3	.2	277.4	3.7	286.7	3.9
After five years through ten years	151.0	4.8	461.1	10.7	612.1	15.5
Greater than ten years	405.4	29.1	1,094.6	54.2	1,500.0	83.3
Residential mortgage-backed securities	9.9	.4	100.4	2.4	110.3	2.8
Commercial mortgage-backed securities	35.8	1.5	146.4	12.2	182.2	13.7
Other asset-backed securities	27.0	.5	63.8	4.3	90.8	4.8
Total	$ 640.7	$ 36.5	$ 2,203.7	$ 88.1	$ 2,844.4	$ 124.6

Net realized capital gains (losses)
Net realized capital gains (losses) for the years ended December 31, 2010, 2009 and 2008, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2010	2009	2008
OTTI losses on securities	$ (8.9)	$ (121.0)	$ (643.6)
Portion of OTTI losses (released from) recognized in other comprehensive income, net	(23.4)	26.5	-
Net OTTI losses on securities recognized in earnings	(32.3)	(94.5)	(643.6)
Net realized capital gains (losses), excluding OTTI losses on securities	259.8	149.5	(12.3)
Net realized capital gains (losses)	$ 227.5	$ 55.0	$ (655.9)

Proceeds and related gross realized capital gains and losses from the sale of debt securities
Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2010, 2009 and 2008 were as follows:

(Millions)	2010	2009	2008
Proceeds on sales	$ 7,663.4	$ 5,506.5	$ 5,783.8
Gross realized capital gains	364.8	205.0	120.6
Gross realized capital losses	43.2	71.6	136.8

Scheduled mortgage loan principal repayments	At December 31, 2010 scheduled mortgage loan principal repayments were as follows:
(Millions)
2011	$ 55.2
2012	47.3
2013	274.3
2014	94.1
2015	153.2
Thereafter	886.7

Sources of net investment income
Sources of net investment income for 2010, 2009 and 2008 were as follows:

(Millions)	2010	2009	2008
Debt securities	$ 911.8	$ 907.8	$ 877.4
Mortgage loans	118.7	118.6	116.9
Other investments	56.5	38.6	(50.4)
Gross investment income	1,087.0	1,065.0	943.9
Less: Investment expenses	(30.7)	(28.6)	(33.9)
Net investment income (1)	$ 1,056.3	$ 1,036.4	$ 910.0
(1)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 97 for additional information on our accounting for discontinued products).  Net investment income includes  $344.9 million,  $347.8 million, and  $296.1 million for 2010, 2009 and 2008, respectively, related to investments supporting our experience-rated and discontinued products.

Mortgage loan internal credit rating
Based upon our most recent assessment at December 31, 2010, our mortgage loans were given the following ratings:

(In millions, except credit ratings indicator)
1	$ 99.4
2 - 4	1,301.5
5	86.1
6 & 7	22.8
Total	$ 1,509.8

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Other Comprehensive (Loss) Income Table
Shareholders’ equity included the following activity in accumulated other comprehensive loss in 2010 and 2009:

	Net Unrealized Gains (Losses)
	Securities		Foreign		Accumulated
			Currency	Pension	Other
	Previously		and	and OPEB	Comprehensive
(Millions)	Impaired (1)	All Other	Derivatives	Plans	(Loss) Income
Balance at December 31, 2008	$ -	$ (229.3)	$ (8.7)	$ (1,643.3)	$ (1,881.3)
Cumulative effect of adopting a new
accounting standard ( $83.0 pretax) (2)	(5.3)	(48.4)	-	-	(53.7)
Net unrealized gains (losses) ( $1,004.6 pretax)	106.3	592.4	34.4	(80.1)	653.0
Reclassification to earnings ( $110.5 pretax)	(.7)	(79.0)	(.4)	139.1	59.0
Other comprehensive income	100.3	465.0	34.0	59.0	658.3
Balance at December 31, 2009	100.3	235.7	25.3	(1,584.3)	(1,223.0)
Net unrealized gains (losses) ( $333.5 pretax)	42.5	327.5	(53.9)	(99.3)	216.8
Reclassification to earnings ( $172.9 pretax)	(67.7)	(188.0)	1.3	98.0	(156.4)
Other comprehensive (loss) income	(25.2)	139.5	(52.6)	(1.3)	60.4
Balance at December 31, 2010	$ 75.1	$ 375.2	$ (27.3)	$ (1,585.6)	$ (1,162.6)
(1)
Represents unrealized losses on the non-credit-related component of impaired debt securities that we do not intend to sell and subsequent appreciation in the fair value of those securities as well as those securities we intend to sell.

(2)
Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments of debt securities. Refer to Note 2 beginning on page 57 for additional information on the cumulative effect adjustment required.

Shareholders’ equity included the following activity in accumulated other comprehensive loss in 2008:

	Net Unrealized Gains (Losses)			Accumulated
		Foreign	Pension	Other
		Currency and	and OPEB	Comprehensive
(Millions)	Securities	Derivatives	Plans	(Loss) Income
Balance at December 31, 2007	$ 53.3	$ 7.0	$ (348.7)	$ (288.4)
Net unrealized losses ( $(3,158.9) pretax)	(756.7)	-	(1,296.6)	(2,053.3)
Net foreign currency and derivative losses ( $(25.5) pretax)	-	(16.6)	-	(16.6)
Reclassification to earnings ( $(647.7) pretax)	474.1	.9	2.0	477.0
Balance at December 31, 2008	$ (229.3)	$ (8.7)	$ (1,643.3)	$ (1,881.3)

Schedule of defined benefit plans disclosures
The components of our pension and OPEB plans included the following activity in accumulated other comprehensive loss in 2010, 2009 and 2008:

	Pension Plans		OPEB Plans
	Unrecognized	Unrecognized	Unrecognized	Unrecognized
	Net Actuarial	Prior Service	Net Actuarial	Prior Service
(Millions)	Losses	Costs	Losses	Costs	Total
Balance at December 31, 2007	$ (348.7)	$ 13.4	$ (47.1)	$ 33.7	$ (348.7)
Unrealized net losses arising during
the period ( $(1,991.7) pretax)	(1,286.4)	-	(10.2)	-	(1,296.6)
Reclassification to earnings ( $(3.1) pretax)	4.1	(1.4)	1.7	(2.4)	2.0
Balance at December 31, 2008	(1,631.0)	12.0	(55.6)	31.3	(1,643.3)
Unrealized net losses arising during
the period ( $(123.2) pretax)	(72.5)	-	(7.6)	-	(80.1)
Reclassification to earnings ( $(214.0) pretax)	140.7	(1.4)	2.2	(2.4)	139.1
Balance at December 31, 2009	(1,562.8)	10.6	(61.0)	28.9	(1,584.3)
Unrealized net losses arising during
the period ( $(152.8) pretax)	(91.2)	-	(8.1)	-	(99.3)
Reclassification to earnings ( $(150.8) pretax)	106.1	(8.8)	3.0	(2.3)	98.0
Balance at December 31, 2010	$ (1,547.9)	$ 1.8	$ (66.1)	$ 26.6	$ (1,585.6)

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Fair Value of Financial Assets Table
Financial assets and liabilities with changes in fair value that are measured on a recurring basis in our balance sheets at December 31, 2010 and December 31, 2009 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2010
Assets:
Debt securities:
U.S. government securities	$ 1,081.0	$ 292.7	$ -	$ 1,373.7
States, municipalities and political subdivisions	-	2,292.7	3.6	2,296.3
U.S. corporate securities	-	7,201.9	60.7	7,262.6
Foreign securities	-	2,822.4	54.9	2,877.3
Residential mortgage-backed securities	-	1,140.0	-	1,140.0
Commercial mortgage-backed securities	-	1,275.3	36.9	1,312.2
Other asset-backed securities	-	407.4	56.5	463.9
Redeemable preferred securities	-	178.5	17.8	196.3
Total debt securities	1,081.0	15,610.9	230.4	16,922.3
Equity securities	1.4	-	37.9	39.3
Derivatives	-	2.6	-	2.6
Total investments	$ 1,082.4	$ 15,613.5	$ 268.3	$ 16,964.2

Liabilities:
Derivatives	$ -	$ 6.5	$ -	$ 6.5

December 31, 2009
Assets:
Debt securities:
U.S. government securities	$ 1,529.4	$ 317.4	$ -	$ 1,846.8
States, municipalities and political subdivisions	-	2,062.7	12.7	2,075.4
U.S. corporate securities	-	7,056.5	128.1	7,184.6
Foreign securities	-	2,545.5	199.0	2,744.5
Residential mortgage-backed securities	-	1,420.2	-	1,420.2
Commercial mortgage-backed securities	-	971.6	71.8	1,043.4
Other asset-backed securities	-	425.4	11.0	436.4
Redeemable preferred securities	-	345.8	22.9	368.7
Total debt securities	1,529.4	15,145.1	445.5	17,120.0
Equity securities	1.7	-	38.0	39.7
Derivatives	-	44.0	-	44.0
Total investments	$ 1,531.1	$ 15,189.1	$ 483.5	$ 17,203.7

Fair Value of Financial Liabilities
Financial assets and liabilities with changes in fair value that are measured on a recurring basis in our balance sheets at December 31, 2010 and December 31, 2009 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2010
Assets:
Debt securities:
U.S. government securities	$ 1,081.0	$ 292.7	$ -	$ 1,373.7
States, municipalities and political subdivisions	-	2,292.7	3.6	2,296.3
U.S. corporate securities	-	7,201.9	60.7	7,262.6
Foreign securities	-	2,822.4	54.9	2,877.3
Residential mortgage-backed securities	-	1,140.0	-	1,140.0
Commercial mortgage-backed securities	-	1,275.3	36.9	1,312.2
Other asset-backed securities	-	407.4	56.5	463.9
Redeemable preferred securities	-	178.5	17.8	196.3
Total debt securities	1,081.0	15,610.9	230.4	16,922.3
Equity securities	1.4	-	37.9	39.3
Derivatives	-	2.6	-	2.6
Total investments	$ 1,082.4	$ 15,613.5	$ 268.3	$ 16,964.2

Liabilities:
Derivatives	$ -	$ 6.5	$ -	$ 6.5

December 31, 2009
Assets:
Debt securities:
U.S. government securities	$ 1,529.4	$ 317.4	$ -	$ 1,846.8
States, municipalities and political subdivisions	-	2,062.7	12.7	2,075.4
U.S. corporate securities	-	7,056.5	128.1	7,184.6
Foreign securities	-	2,545.5	199.0	2,744.5
Residential mortgage-backed securities	-	1,420.2	-	1,420.2
Commercial mortgage-backed securities	-	971.6	71.8	1,043.4
Other asset-backed securities	-	425.4	11.0	436.4
Redeemable preferred securities	-	345.8	22.9	368.7
Total debt securities	1,529.4	15,145.1	445.5	17,120.0
Equity securities	1.7	-	38.0	39.7
Derivatives	-	44.0	-	44.0
Total investments	$ 1,531.1	$ 15,189.1	$ 483.5	$ 17,203.7

Changes in the Balances of Level 3 Financial Assets
The changes in the balances of Level 3 financial assets during 2010 and 2009 were as follows:

	2010				2009
(Millions)	U.S. Corporate Securities	Foreign Securities	Other	Total	U.S. Corporate Securities	Foreign Securities	Other	Total
Beginning balance	$ 128.1	$ 199.0	$ 156.4	$ 483.5	$ 144.6	$ 177.1	$ 163.3	$ 485.0
Net realized and unrealized capital gains (losses):
Included in earnings	(.9)	8.2	4.1	11.4	3.6	11.7	12.3	27.6
Included in other comprehensive income	.1	(2.3)	27.1	24.9	.5	21.4	12.0	33.9
Other (1)	(.8)	.5	(5.9)	(6.2)	7.2	5.7	17.4	30.3
Purchases, sales and maturities	(64.4)	(83.6)	(24.1)	(172.1)	(24.2)	(17.6)	(44.0)	(85.8)
Transfers (out of) into Level 3 (2)	(1.4)	(66.9)	(4.9)	(73.2)	(3.6)	.7	(4.6)	(7.5)
Ending Balance	$ 60.7	$ 54.9	$ 152.7	$ 268.3	$ 128.1	$ 199.0	$ 156.4	$ 483.5
Amount of Level 3 net unrealized capital losses included in net income	$ -	$ -	$ (.9)	$ (.9)	$ -	$ (.1)	$ (.7)	$ (.8)
(1)
Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.  Refer to Note 20 beginning on page 97 for additional information.

(2)
At January 1, 2010, we changed our practice for reporting transfers into (out of) Level 3.  Effective January 1, 2010, we use the fair value of these assets at the end of the reporting period for all financial asset transfers.  Prior to January 1, 2010, for financial assets that were transferred into (out of) Level 3, we used the fair value of the assets at the end (beginning) of the reporting period.

The changes in the balances of Level 3 financial assets during 2008 were as follows:

	2008
(Millions)	Debt Securities	Equity Securities	Total
Beginning balance	$ 642.5	$ 38.8	$ 681.3
Net realized and unrealized capital gains (losses):
Included in earnings	(51.9)	-	(51.9)
Included in other comprehensive income	(30.2)	(1.0)	(31.2)
Other (1)	(29.4)	10.4	(19.0)
Purchases, sales and maturities	(48.5)	(34.6)	(83.1)
Transfers into (out of) Level 3	(26.8)	15.7	(11.1)
Ending Balance	$ 455.7	$ 29.3	$ 485.0
Amount of Level 3 net unrealized capital losses included in net income	$ (53.8)	$ -	$ (53.8)
(1)
Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.  Refer to Note 20 beginning on page 97 for additional information.

Carrying Value and Estimated Fair Value of Certain Financial Instruments Table
The carrying value and estimated fair value of certain of our financial instruments at December 31, 2010 and 2009 were as follows:

	2010		2009
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
(Millions)	Value	Value	Value	Value
Assets:
Mortgage loans	$ 1,509.8	$ 1,526.1	$ 1,594.0	$ 1,506.5
Liabilities:
Investment contract liabilities:
With a fixed maturity	41.7	42.7	32.4	33.5
Without a fixed maturity	511.5	510.9	530.6	503.7
Long-term debt	4,382.5	4,728.9	3,639.5	3,865.9

Separate Account Financial Assets Table
Separate Account financial assets at December 31, 2010 and 2009 were as follows:

	2010				2009
(Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities	$ 1,059.7	$ 2,524.9	$ 56.0	$ 3,640.6	$ 752.3	$ 2,508.0	$ 97.3	$ 3,357.6
Equity securities	1,231.9	-	-	1,231.9	1,215.1	.9	-	1,216.0
Derivatives	-	.2	-	.2	-	1.2	-	1.2
Common/collective trusts	-	-	-	-	-	1,152.6	-	1,152.6
Real estate	-	-	-	-	-	-	71.4	71.4
Total (1)	$ 2,291.6	$ 2,525.1	$ 56.0	$ 4,872.7	$ 1,967.4	$ 3,662.7	$ 168.7	$ 5,798.8
(1)	Excludes $422.6 million and $484.3 million of cash and cash equivalents and other receivables at December 31, 2010 and 2009, respectively.

Changes in Balances of Level 3 Separate Account Table
The changes in the balances of Level 3 Separate Account financial assets during 2010, 2009 and 2008 were as follows:

(Millions)	Debt Securities	Real Estate		Total
Balance at December 31, 2007	$ 291.2	$ 12,541.8		$ 12,833.0
Total losses accrued to contract holders	(16.4)	(45.6)		(62.0)
Purchases, sales and maturities	105.2	(88.7)		16.5
Transfers out of Level 3 (1)	(14.9)	-		(14.9)
Transfers of Separate Account assets	-	(12,320.8)	(2)	(12,320.8)
Balance at December 31, 2008	$ 365.1	$ 86.7		$ 451.8
Total losses accrued to contract holders	(116.7)	(15.2)		(131.9)
Purchases, sales and maturities	(114.8)	(.1)		(114.9)
Transfers out of Level 3 (1)	(36.3)	-		(36.3)
Balance at December 31, 2009	$ 97.3	$ 71.4		$ 168.7
Total (losses) gains accrued to contract holders	(60.4)	5.2		(55.2)
Purchases, sales and maturities	19.8	.2		20.0
Transfers out of Level 3 (1)	(.7)	(76.8)	(2)	(77.5)
Balance at December 31, 2010	$ 56.0	$ -		$ 56.0
(1)
At January 1, 2010, we changed our practice for reporting transfers into (out of) Level 3.  Effective January 1, 2010, we use the fair value of these assets at the end of the reporting period for all financial asset transfers.  Prior to January 1, 2010, for financial assets that were transferred into (out of) Level 3, we used the fair value of the assets at the end (beginning) of the reporting period.

(2)
In 1996, we entered into a contract with UBS Realty Investors, LLC (formerly known as Allegis Realty Investors, LLC) under which mortgage loan and real estate Separate Account assets and corresponding liabilities transitioned out of our business.

Pension and Other Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of changes in benefit obligations during the period
The following table shows the changes in the benefit obligations during 2010 and 2009 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2010	2009	2010	2009
Benefit obligation, beginning of year	$ 5,346.1	$ 4,742.8	$ 330.5	$ 329.6
Service cost	65.7	48.3	.2	.2
Interest cost	299.5	316.5	17.9	21.7
Actuarial loss	394.3	528.6	10.8	12.7
Benefits paid	(284.4)	(290.1)	(26.1)	(33.7)
Benefit obligation, end of year	$ 5,821.2	$ 5,346.1	$ 333.3	$ 330.5

Schedule of fair value of financial assets for pension plans
The following table reconciles the beginning and ending balances of the fair value of plan assets during 2010 and 2009 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2010	2009	2010	2009
Fair value of plan assets, beginning of year	$ 4,394.9	$ 3,877.2	$ 67.9	$ 67.3
Actual return on plan assets	604.7	736.2	2.0	4.6
Employer contributions	528.6	71.6	22.8	29.7
Benefits paid	(284.4)	(290.1)	(26.1)	(33.7)
Fair value of plan assets, end of year	$ 5,243.8	$ 4,394.9	$ 66.6	$ 67.9

Schedule of changes in the fair value of level three plan assets by asset category
The changes in the balances of Level 3 Pension Assets during 2010 and 2009 were as follows:

	2010			2009
	Real Estate	Other	Total	Real Estate	Other	Total
Beginning balance	$ 353.0	$ 151.4	$ 504.4	$ 425.0	$ 138.7	$ 563.7
Actual return on plan assets	54.0	12.4	66.4	(92.8)	9.4	(83.4)
Purchases, sales and settlements	(11.7)	40.5	28.8	20.8	4.5	25.3
Transfers out of Level 3 (1)	-	-	-	-	(1.2)	(1.2)
Ending balance	$ 395.3	$ 204.3	$ 599.6	$ 353.0	$ 151.4	$ 504.4
(1)
At January 1, 2010, we changed our practice for reporting transfers into (out of) Level 3.  Effective January 1, 2010, we use the fair value of these assets at the end of the reporting period for all financial asset transfers.  Prior to January 1, 2010, for financial assets that were transferred into (out of) Level 3, we used the fair value of the assets at the end (beginning) of the reporting period.

Fair Value Of Plan Assets
Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2010 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						28-38%
U.S. government securities	$ 232.7	$ 30.0	$ -	$ 262.7	5.2%
States, municipalities and political subdivisions	-	70.8	-	70.8	1.4%
U.S. corporate securities	-	673.3	-	673.3	13.2%
Foreign securities	-	76.1	-	76.1	1.5%
Residential mortgage-backed securities	-	296.0	.7	296.7	5.8%
Commercial mortgage-backed securities	-	37.5	-	37.5	.7%
Other asset-backed securities	-	36.1	-	36.1	.7%
Redeemable preferred securities	-	2.2	-	2.2	-
Total debt securities	232.7	1,222.0	.7	1,455.4	28.5%
Equity securities and common/collective trusts:						48-58%
U.S. Domestic	1,281.1	1.8	-	1,282.9	25.1%
International	871.5	-	-	871.5	17.1%
Common/collective trusts	-	866.3	-	866.3	17.0%
Domestic real estate	31.8	-	-	31.8	.6%
Total equity securities and common/collective trusts	2,184.4	868.1	-	3,052.5	59.8%
Other investments:						10-18%
Real estate	-	-	395.3	395.3	7.7%
Other assets	-	.3	203.6	203.9	4.0%
Total pension investments (1)	$ 2,417.1	$ 2,090.4	$ 599.6	$ 5,107.1	100.0%
(1)	Excludes $136.7 million of cash and cash equivalents and other receivables.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2009 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						20-30%
U.S. government securities	$ 100.6	$ 6.7	$ -	$ 107.3	2.5%
States, municipalities and political subdivisions	-	26.3	-	26.3	.6%
U.S. corporate securities	-	656.6	-	656.6	15.3%
Foreign securities	-	72.7	-	72.7	1.7%
Residential mortgage-backed securities	-	266.1	-	266.1	6.2%
Commercial mortgage-backed securities	-	15.7	-	15.7	.4%
Other asset-backed securities	-	37.8	-	37.8	.9%
Redeemable preferred securities	-	2.6	-	2.6	.1%
Total debt securities	100.6	1,084.5	-	1,185.1	27.7%
Equity securities and common/collective trusts:						50-60%
U.S. Domestic	1,141.1	-	-	1,141.1	26.7%
International	814.3	-	-	814.3	19.1%
Common/collective trusts	-	593.9	-	593.9	13.9%
Domestic real estate	2.2	-	-	2.2	0.0%
Total equity securities and common/collective trusts	1,957.6	593.9	-	2,551.5	59.7%
Other investments:						10-20%
Real estate	-	-	353.0	353.0	8.3%
Other assets	29.7	1.2	151.4	182.3	4.3%
Total pension investments (1)	$ 2,087.9	$ 1,679.6	$ 504.4	$ 4,271.9	100.0%
(1)	Excludes $123.0 million of cash and cash equivalents and other receivables.

Funded Status Table
The funded status of our pension and OPEB plans at the measurement date for 2010 and 2009 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2010	2009	2010	2009
Benefit obligation	$ (5,821.2)	$ (5,346.1)	$ (333.3)	$ (330.5)
Fair value of plan assets	5,243.8	4,394.9	66.6	67.9
Funded status	$ (577.4)	$ (951.2)	$ (266.7)	$ (262.6)

Reconciliation Of Funded Status Table
A reconciliation of the funded status at the measurement date our pension and OPEB plans to the net amounts recognized as assets or liabilities on our balance sheets at December 31, 2010 and 2009 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2010	2009	2010	2009
Funded status	$ (577.4)	$ (951.2)	$ (266.7)	$ (262.6)
Unrecognized prior service credit	(2.8)	(16.3)	(40.8)	(44.4)
Unrecognized net actuarial losses	2,380.3	2,404.2	101.7	93.9
Amount recognized in accumulated other comprehensive loss	(2,377.5)	(2,387.9)	(60.9)	(49.5)
Net amount of liabilities recognized at December 31	$ (577.4)	$ (951.2)	$ (266.7)	$ (262.6)

Net Amount Of Liabilities Recognized Table
The liabilities recognized on our balance sheets at December 31, 2010 and 2009 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2010	2009	2010	2009
Accrued benefit liabilities reflected in other current liabilities	$ (84.6)	$ (71.5)	$ (26.9)	$ (28.7)
Accrued benefit liabilities reflected in other long-term liabilities	(492.8)	(879.7)	(239.8)	(233.9)
Net amount of liabilities recognized at December 31	$ (577.4)	$ (951.2)	$ (266.7)	$ (262.6)

Weighted Average Assumptions Table
The weighted average assumptions used to determine net periodic benefit cost (income) in 2010, 2009 and 2008 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2010	2009	2008	2010	2009	2008
Discount rate	5.67%	6.89%	6.57%	5.64%	6.92%	6.35%
Expected long-term return on plan assets	8.00	8.50	8.50	5.50	5.50	5.50
Rate of increase in future compensation levels	4.51	4.51	4.51	-	-	-

Expected Benefits Payments Table
Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2010 were as follows:

(Millions)	Pension Plans	OPEB Plans
2011	$ 328.2	$ 26.9
2012	335.4	26.2
2013	343.2	25.7
2014	351.4	25.5
2015	359.5	25.3
2016-2020	1,870.1	117.9

Asset Allocation And Target Asset Allocation Table
Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2010 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						28-38%
U.S. government securities	$ 232.7	$ 30.0	$ -	$ 262.7	5.2%
States, municipalities and political subdivisions	-	70.8	-	70.8	1.4%
U.S. corporate securities	-	673.3	-	673.3	13.2%
Foreign securities	-	76.1	-	76.1	1.5%
Residential mortgage-backed securities	-	296.0	.7	296.7	5.8%
Commercial mortgage-backed securities	-	37.5	-	37.5	.7%
Other asset-backed securities	-	36.1	-	36.1	.7%
Redeemable preferred securities	-	2.2	-	2.2	-
Total debt securities	232.7	1,222.0	.7	1,455.4	28.5%
Equity securities and common/collective trusts:						48-58%
U.S. Domestic	1,281.1	1.8	-	1,282.9	25.1%
International	871.5	-	-	871.5	17.1%
Common/collective trusts	-	866.3	-	866.3	17.0%
Domestic real estate	31.8	-	-	31.8	.6%
Total equity securities and common/collective trusts	2,184.4	868.1	-	3,052.5	59.8%
Other investments:						10-18%
Real estate	-	-	395.3	395.3	7.7%
Other assets	-	.3	203.6	203.9	4.0%
Total pension investments (1)	$ 2,417.1	$ 2,090.4	$ 599.6	$ 5,107.1	100.0%
(1)	Excludes $136.7 million of cash and cash equivalents and other receivables.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2009 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						20-30%
U.S. government securities	$ 100.6	$ 6.7	$ -	$ 107.3	2.5%
States, municipalities and political subdivisions	-	26.3	-	26.3	.6%
U.S. corporate securities	-	656.6	-	656.6	15.3%
Foreign securities	-	72.7	-	72.7	1.7%
Residential mortgage-backed securities	-	266.1	-	266.1	6.2%
Commercial mortgage-backed securities	-	15.7	-	15.7	.4%
Other asset-backed securities	-	37.8	-	37.8	.9%
Redeemable preferred securities	-	2.6	-	2.6	.1%
Total debt securities	100.6	1,084.5	-	1,185.1	27.7%
Equity securities and common/collective trusts:						50-60%
U.S. Domestic	1,141.1	-	-	1,141.1	26.7%
International	814.3	-	-	814.3	19.1%
Common/collective trusts	-	593.9	-	593.9	13.9%
Domestic real estate	2.2	-	-	2.2	0.0%
Total equity securities and common/collective trusts	1,957.6	593.9	-	2,551.5	59.7%
Other investments:						10-20%
Real estate	-	-	353.0	353.0	8.3%
Other assets	29.7	1.2	151.4	182.3	4.3%
Total pension investments (1)	$ 2,087.9	$ 1,679.6	$ 504.4	$ 4,271.9	100.0%
(1)	Excludes $123.0 million of cash and cash equivalents and other receivables.

Schedule Of Defined Benefit Plans Disclosures [Text Block]
Components of the net periodic benefit cost (income) in 2010, 2009 and 2008 for our pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
(Millions)	2010	2009	2008	2010	2009	2008
Operating component
Service cost	$ 65.7	$ 48.3	$ 45.3	$ .2	$ .2	$ .3
Amortization of prior service cost	(1.6)	(2.2)	(2.1)	(3.6)	(3.7)	(3.7)
Curtailment gain	(11.9)	-	-	-	-	-
Total operating component (1)	52.2	46.1	43.2	(3.4)	(3.5)	(3.4)

Financing component:
Interest cost	299.5	316.5	312.2	17.9	21.7	20.0
Expected return on plan assets	(350.9)	(319.0)	(484.5)	(3.7)	(3.6)	(3.8)
Recognized net actuarial losses	163.3	215.8	6.3	4.6	3.4	2.6
Total financing component (1)	111.9	213.3	(166.0)	18.8	21.5	18.8

Net periodic benefit cost (income)	$ 164.1	$ 259.4	$ (122.8)	$ 15.4	$ 18.0	$ 15.4
(1)
The operating component of this expense is allocated to our business segments, and the financing component is allocated to our Corporate Financing segment.  Our Corporate Financing segment is not a business segment but is added back to our business segments to reconcile to our consolidated results.  Refer to Note 19 on page 95 for additional information on our business segments.

Stock-based Employee Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Assumptions used in stock appreciation rights granted
SARs granted in 2009 and 2008 had a weighted average per share fair value of  $11.37 and  $14.71, respectively, using the assumptions noted in the following table:

	2009	2008
Dividend yield	.1%	.1%
Expected volatility	39.8%	31.7%
Risk-free interest rate	1.8%	2.5%
Expected term	4.6 years	4.4 years

Summary of stock options and stock appreciation rights transactions
The stock option and SAR transactions during 2010, 2009 and 2008 were as follows:

				Weighted	Aggregate
	Number of Stock		Weighted Average	Average Remaining	Intrinsic
(Millions, except exercise price and remaining life)	Options and SARs		Exercise Price	Contractual Life	Value

2008
Outstanding, beginning of year	40.5		$ 24.31	5.3	$ 1,352.6
Granted	4.9		49.34	-	-
Exercised	(2.5)		14.13	-	75.5
Expired or forfeited	(1.0)		38.19	-	-
Outstanding, end of year	41.9		$ 27.50	4.9	$ 347.0

Exercisable, end of year	33.4		$ 22.48	4.0	$ 345.9

2009
Outstanding, beginning of year	41.9		$ 27.50	4.9	$ 347.0
Granted	5.6		32.00	-	-
Exercised	(2.5)		10.01	-	46.9
Expired or forfeited	(.9)		36.34	-	-
Outstanding, end of year	44.1		$ 28.88	4.7	$ 356.6

Exercisable, end of year	34.6		$ 26.16	3.7	$ 355.0

2010
Outstanding, beginning of year	44.1		$ 28.88	4.7	$ 356.6
Granted	-	(1)	29.20	-	-
Exercised	(5.0)		10.65	-	102.4
Expired or forfeited	(1.3)		37.32	-	-
Outstanding, end of year	37.8		$ 31.01	4.1	$ 232.9

Exercisable, end of year	33.3		$ 30.22	3.6	$ 232.1
(1)	Rounds to zero.

Activity within the Stock Based Compensation Plans
During 2010, 2009 and 2008, the following activity occurred under the Plans:

(Millions)	2010	2009	2008
Cash received from stock option exercises	$ 43.2	$ 14.9	$ 29.7
Intrinsic value of options/SARs exercised and stock units vested	140.3	80.9	98.2
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	49.1	27.6	32.5
Fair value of stock options, SARs and stock units vested	105.7	98.7	86.5

Summary of information regarding stock options and stock appreciation rights outstanding and exercisable
The following is a summary of information regarding stock options and SARs outstanding and exercisable at December 31, 2010 (number of stock options and SARs and aggregate intrinsic values in millions):

	Outstanding				Exercisable
		Weighted
		Average	Weighted			Weighted
		Remaining	Average	Aggregate		Average	Aggregate
	Number	Contractual	Exercise	Intrinsic	Number	Exercise	Intrinsic
Range of Exercise Prices	Outstanding	Life (Years)	Price	Value	Exercisable	Price	Value
$0.00- $10.00	2.6	.9	$ 8.42	$ 57.1	2.6	$ 8.42	$ 57.1
10.00-20.00	11.0	2.1	14.75	173.7	11.0	14.75	173.6
20.00-30.00	.3	7.2	23.95	2.1	.2	23.88	1.4
30.00-40.00	10.8	5.4	32.92	-	7.7	33.25	-
40.00-50.00	4.8	5.6	43.22	-	4.8	43.22	-
50.00-60.00	8.3	5.0	50.46	-	7.0	50.42	-
$0.00- $60.00	37.8	4.1	$ 31.01	$ 232.9	33.3	$ 30.22	$ 232.1

Restricted stock unit, market stock unit and performance stock unit transactions
RSU, MSU and PSU transactions in 2010, 2009 and 2008 were as follows (number of units in millions):

	2010		2009		2008
		Weighted		Weighted		Weighted
	RSUs,	Average		Average		Average
	MSUs and PSUs	Grant Date Fair Value	RSUs and PSUs	Grant Date Fair Value	RSUs and PSUs	Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year (1)	3.1	$ 34.60	2.4	$ 42.98	1.4	$ 46.15
Granted	3.8	29.22	1.8	30.27	1.5	39.81
Vested	(1.3)	34.22	(1.1)	45.11	(.4)	44.78
Forfeited	(.6)	34.78	-	38.56	(.1)	45.74
RSUs, MSUs and PSUs at end of year	5.0	$ 31.16	3.1	$ 34.60	2.4	$ 42.98
(1)	There were no MSU transactions prior to February 2010 and no PSU transactions prior to February 2008.
(2)	Rounds to zero.

Assumptions used in market stock units granted
MSUs granted in 2010 had a weighted average per share fair value of  $33.85, using the assumptions noted in the following table:

2010
Dividend yield	.1%
Historical volatility	58.7%
Risk-free interest rate	.9%
Initial price	$29.20

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Components of income tax provision
The components of our income tax provision in 2010, 2009 and 2008 were as follows:

(Millions)	2010	2009	2008
Current taxes:
Federal	$ 555.9	$ 657.4	$ 744.6
State	22.8	61.2	25.5
Total current taxes	578.7	718.6	770.1
Deferred taxes (benefits):
Federal	288.3	(81.1)	19.4
State	10.4	(12.8)	.6
Total deferred income taxes	298.7	(93.9)	20.0
Total income taxes	$ 877.4	$ 624.7	$ 790.1

Income taxes different from the amount computed by applying the federal income tax rate to income before income taxes
Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2010	2009	2008
Income before income taxes	$ 2,644.2	$ 1,901.2	$ 2,174.2
Tax rate	35%	35%	35%
Application of the tax rate	925.5	665.4	761.0
Tax effect of:
Valuation allowance	(36.6)	(19.4)	56.0
Other, net	(11.5)	(21.3)	(26.9)
Income taxes	$ 877.4	$ 624.7	$ 790.1

Significant components of our net deferred tax assets
The significant components of our net deferred tax assets at December 31, 2010 and 2009 were as follows:

(Millions)	2010	2009
Deferred tax assets:
Reserve for anticipated future losses on discontinued products	$ 201.0	$ 194.4
Employee and postretirement benefits	488.8	626.1
Investments, net	133.8	268.5
Deferred policy acquisition costs	41.9	51.4
Insurance reserves	107.2	172.2
Net operating losses	33.2	35.6
Other	90.3	115.8
Gross deferred tax assets	1,096.2	1,464.0
Less: Valuation allowance	33.0	71.8
Deferred tax assets, net of valuation allowance	1,063.2	1,392.2
Deferred tax liabilities:
Unrealized gains on investment securities	227.7	194.9
Goodwill and other acquired intangible assets	267.0	256.8
Cumulative depreciation and amortization	211.6	223.7
Total gross deferred tax liabilities	706.3	675.4
Net deferred tax assets (1)	$ 356.9	$ 716.8
(1)
Includes  $327.0 million and  $439.5 million classified as current assets at December 31, 2010 and 2009, respectively, and  $29.9 million and  $277.3 million classified as long-term assets at December 31, 2010 and 2009, respectively.

Debt (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Carrying Value of Long-Term Debt
The carrying value of our long-term debt at December 31, 2010 and 2009 was as follows:

(Millions)	2010	2009
Senior notes, 5.75%, due 2011	$ 450.0	$ 449.9
Senior notes, 7.875%, due 2011	449.9	449.5
Senior notes, 6.0%, due 2016	747.6	747.1
Senior notes, 6.5%, due 2018	498.9	498.8
Senior notes, 3.95%, due 2020	741.7	-
Senior notes, 6.625%, due 2036	798.7	798.6
Senior notes, 6.75%, due 2037	695.7	695.6
Total long-term debt	4,382.5	3,639.5
Less current portion of long-term debt (1)	899.9	-
Total long-term debt, less current portion	$ 3,482.6	$ 3,639.5
(1)	At December 31, 2010, our 7.875% senior notes due March 2011 and our 5.75% senior notes due June 2011 are classified as current in the accompanying consolidated balance sheet at December 31, 2010.

Capital Stock (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of Board authorizations for common stock repurchases
From time to time, the Board authorizes us to repurchase our common stock.  The activity under Board authorized share repurchase programs in 2010, 2009 and 2008 was as follows:

		Shares Purchased
		2010		2009		2008
(Millions)	Purchase Not to Exceed	Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
December 3, 2010	$ 750.0	.4	$ 14.8	-	$ -	-	$ -
July 30, 2010	1,000.0	32.9	1,000.0	-	-	-	-
February 27, 2009	750.0	19.1	591.2	5.3	158.8	-	-
June 27, 2008	750.0	-	-	23.6	614.2	5.8	135.8
February 29, 2008	750.0	-	-	-	-	17.4	750.0
September 28, 2007	1,250.0	-	-	-	-	19.7	901.9
Total repurchases	N/A	52.4	$ 1,606.0	28.9	$ 773.0	42.9	$ 1,787.7

Repurchase authorization remaining at December 31,		N/A	$ 735.2	N/A	$ 591.2	N/A	$ 614.2

Dividend Restrictions and Statutory Surplus (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Statutory accounting practices disclosure
The combined statutory net income for the years ended and combined statutory capital and surplus at December 31, 2010, 2009 and 2008 for our insurance and HMO subsidiaries, were as follows:

(Millions)	2010	2009	2008
Statutory net income	$ 1,779.7	$ 1,308.8	$ 1,815.8
Statutory capital and surplus	6,179.2	6,777.1	5,665.6

Segment Information (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summarized financial information of segments
Summarized financial information of our segment operations in 2010, 2009 and 2008 were as follows:

	Health	Group	Large Case	Corporate	Total
(Millions)	Care	Insurance	Pensions	Financing	Company
2010
Revenue from external customers	$ 31,023.9	$ 1,776.1	$ 162.2	$ -	$ 32,962.2
Net investment income	418.8	275.1	362.4	-	1,056.3
Interest expense	-	-	-	254.6	254.6
Depreciation and amortization expense	437.5	6.9	-	-	444.4
Income taxes (benefits)	954.2	53.0	5.0	(134.8)	877.4
Operating earnings (loss) (1)	1,650.1	128.0	27.8	(250.5)	1,555.4
Segment assets	20,881.5	5,039.3	11,818.6	-	37,739.4

2009
Revenue from external customers	$ 31,631.6	$ 1,827.1	$ 183.8	$ -	$ 33,642.5
Net investment income	392.5	274.1	369.8	-	1,036.4
Interest expense	-	-	-	243.4	243.4
Depreciation and amortization expense	409.1	6.9	-	-	416.0
Income taxes (benefits)	744.9	38.7	8.5	(167.4)	624.7
Operating earnings (loss) (1)	1,412.7	103.8	32.2	(310.8)	1,237.9
Segment assets	20,734.7	4,967.4	12,848.3	-	38,550.4

2008
Revenue from external customers	$ 28,709.9	$ 1,781.5	$ 205.2	$ -	$ 30,696.6
Net investment income	341.3	240.4	328.3	-	910.0
Interest expense	-	-	-	236.4	236.4
Depreciation and amortization expense	371.4	6.9	-	-	378.3
Income taxes (benefits)	875.1	(54.2)	1.2	(32.0)	790.1
Operating earnings (loss) (1)	1,802.3	136.8	38.8	(57.0)	1,920.9
Segment assets	18,754.5	4,435.0	12,663.0	-	35,852.5
(1)	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 96.

Reconciliation of Operating Earnings to Net Income
A reconciliation of operating earnings (1) to net income in 2010, 2009 and 2008 was as follows:

(Millions)	2010	2009	2008
Operating earnings	$ 1,555.4	$ 1,237.9	$ 1,920.9
Net realized capital gains (losses)	183.8	55.0	(482.3)
Transaction-related costs	(43.1)	-	-
Litigation-related insurance proceeds	101.5	24.9	-
Severance and facilities charge	(30.8)	(60.9)	(35.6)
ESI settlement	-	19.6	-
Contribution for the establishment of an out-of-network pricing database	-	-	(20.0)
Allowance on reinsurance recoverable	-	-	(27.4)
Reduction of reserve for anticipated future losses on discontinued products	-	-	28.5
Net income	$ 1,766.8	$ 1,276.5	$ 1,384.1
(1)
In addition to net realized capital gains (losses), the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:

	●	In 2010, we recorded transaction related costs of $43.1 million ( $66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.
	●	Following a Pennsylvania Supreme Court ruling in June 2009, we recorded proceeds of $101.5 million ( $156.3 million pretax) in 2010 and $24.9 million ( $38.2 million pretax) in 2009 from our liability insurers related to certain litigation we settled in 2003.
	●	In 2010, 2009 and 2008, we recorded severance and facilities charges of $30.8 million ( $47.4 million pretax), $60.9 million ( $93.7 million pretax) and $35.6 million ( $54.7 million pretax), respectively. The 2010 severance and facilities charges related to actions taken in 2010 or committed to be taken in 2011. The 2009 and 2008 severance and facilities charges related to actions previously taken.
	●	In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ( $30.2 million pretax), net of fees and expenses, in 2009.
	●	As a result of our agreement with the New York Attorney General to discontinue the use of Ingenix databases at a future date, in 2008 we committed to contribute $20.0 million to a non-profit organization to help create a new independent database for determining out-of-network reimbursement rates. We made that contribution in October, 2009.
	●	As a result of the liquidation proceedings of Lehman Re Ltd. ("Lehman Re"), a subsidiary of Lehman Brothers Holdings Inc., we recorded an allowance against our reinsurance recoverable from Lehman Re of $27.4 million ( $42.2 million pretax) in 2008. This reinsurance is on a closed block of paid-up group whole life insurance business.
	●	In 1993, we discontinued the sale of our fully-guaranteed large case pension products and established a reserve for anticipated future losses on these products, which we review quarterly. Changes in this reserve are recognized when deemed appropriate. We reduced the reserve for anticipated future losses on discontinued products by $28.5 million ( $43.8 million pretax) in 2008.

Revenues from external customers by product
Revenues from external customers by product in 2010, 2009 and 2008 were as follows:

(Millions)	2010	2009	2008
Health care premiums	$ 27,610.6	$ 28,243.8	$ 25,507.3
Health care fees and other revenue	3,413.3	3,387.8	3,202.6
Group life	1,084.9	1,095.6	1,065.2
Group disability	639.1	663.7	630.0
Group long-term care	52.1	67.8	86.3
Large case pensions	162.2	183.8	205.2
Total revenue from external customers (1) (2)	$ 32,962.2	$ 33,642.5	$ 30,696.6
(1)	All within the U.S., except approximately $429 million, $240 million and $145 million in 2010, 2009 and 2008, respectively, which were derived from foreign customers.
(2)
Revenue from the U.S. federal government was  $7.5 billion,  $7.2 billion and  $6.2 billion in 2010, 2009 and 2008, respectively, in the Health Care and Group Insurance segments.  These amounts exceeded 10 percent of our total revenue from external customers in each of 2010, 2009 and 2008.

Reconciliation of revenues from external customers to total revenues
The following is a reconciliation of revenue from external customers to total revenues included in our statements of income in 2010, 2009 and 2008:

(Millions)	2010	2009	2008
Revenue from external customers	$ 32,962.2	$ 33,642.5	$ 30,696.6
Net investment income	1,056.3	1,036.4	910.0
ESI settlement (1)	-	30.2	-
Net realized capital gains (losses)	227.5	55.0	(655.9)
Total revenue	$ 34,246.0	$ 34,764.1	$ 30,950.7
(1)
In 2009, we reached an agreement with ESI to settle certain litigation in which we were the plaintiff.  Under the applicable settlement, we received approximately  $19.6 million ( $30.2 million pretax), net of fees and expenses, in 2009.

Discontinued Products (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Activity in the Reserve for Anticipated Future Losses
The activity in the reserve for anticipated future losses on discontinued products in 2010, 2009 and 2008 was as follows (pretax):

(Millions)	2010	2009	2008
Reserve, beginning of period	$ 789.2	$ 790.4	$ 1,052.3
Operating losses	(15.4)	(34.8)	(93.4)
Net realized capital gains (losses)	111.0	(8.5)	(124.7)
Cumulative effect of new accounting standard as of April 1, 2009 (1)	-	42.1	-
Reserve reduction	-	-	(43.8)
Reserve, end of period	$ 884.8	$ 789.2	$ 790.4
(1)
The adoption of new accounting guidance from other-than-temporary impairments of debt securities in 2009 resulted in a cumulative effect adjustment at April 1, 2009.   Refer to Note 2 beginning on page 57 for additional information.  This amount is not reflected in accumulated other comprehensive loss and retained earnings in our shareholders’ equity since the results of discontinued products do not impact our operating results.

Anticipated Run-off of the Discontinued Products Reserve Balance
The anticipated run-off of the discontinued products reserve balance at December 31, 2010 (assuming that assets are held until maturity and that the reserve run-off is proportional to the liability run-off) is as follows:

(Millions)
2011	$ 45.5
2012	44.9
2013	44.0
2014	43.0
2015	42.0
Thereafter	665.4

Assets and Liabilities Supporting Discontinued Products
Assets and liabilities supporting discontinued products at December 31, 2010 and 2009 were as follows: (1)

(Millions)	2010	2009
Assets:
Debt and equity securities available-for-sale	$ 2,610.3	$ 2,507.7
Mortgage loans	498.8	543.9
Other investments	603.2	630.2
Total investments	3,712.3	3,681.8
Other assets	90.4	118.6
Collateral received under securities loan agreements	35.1	33.4
Current and deferred income taxes	20.7	51.5
Receivable from continuing products (2)	492.4	463.4
Total assets	$ 4,350.9	$ 4,348.7

Liabilities:
Future policy benefits	$ 3,162.2	$ 3,301.0
Policyholders' funds	10.2	12.1
Reserve for anticipated future losses on discontinued products	884.8	789.2
Collateral payable under securities loan agreements	35.1	33.4
Other liabilities (3)	258.6	213.0
Total liabilities	$ 4,350.9	$ 4,348.7
(1)	Assets supporting the discontinued products are distinguished from assets supporting continuing products.
(2)	The receivable from continuing products is eliminated in consolidation.
(3)	Net unrealized capital gains on available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.

Expected Run-off of the Single Premium Annuities and Guaranteed Investment Contracts Liabilities	At December 31, 2010, the expected run-off of the SPA and GIC liabilities, including future interest, were as follows:
(Millions)
2011	$ 437.6
2012	420.7
2013	408.2
2014	384.8
2015	367.8
Thereafter	4,804.5

Comparison of Expected and Actual Run-off of the Single Premium Annuities and Guaranteed Investment Contracts Liabilities
The liability expected at December 31, 1993 and actual liability balances at December 31, 2010, 2009 and 2008 for the GIC and SPA liabilities were as follows:

	Expected		Actual
(Millions)	GIC	SPA	GIC	SPA
2008	$ 20.4	$ 3,261.2	$ 16.7	$ 3,446.4
2009	19.1	3,103.9	12.1	3,301.0
2010	18.0	2,943.5	10.2	3,162.2

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cumulative Effect of Change in Accounting Principle Presented on Income Statement, Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Minimum percentage of the fair value of the loaned security the borrower must post as cash collateral	102.00%
Maximum percentage of the fair value of the loaned security the borrower must post as cash collateral	105.00%
Minimum days delinquent when a loan can be considered a problem loan (in days)	60D
Minimum number of years the loan is expected to have a high probability of default as a potential problem loan (in years)	3Y
Property and equipment, gross	$ 1,000,000,000	$ 1,100,000,000
Accumulated depreciation	473,000,000	543,000,000
Minimum estimated useful life of the respective assets (in years)	3
Maximum estimated useful life of the respective assets (in years)	40
Maximum percentage of health care costs related to capitated arrangements (in hundredths)	5.00%
Minimum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	1.80%	2.00%
Maximum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	11.30%	11.30%
Minimum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	2.50%	2.50%
Maximum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	8.80%	8.80%
Discounted unpaid claim liabilities related to long-term disability and premium waiver contracts	1,900,000,000	1,800,000,000
Undiscounted value of unpaid claim liabilities related to long-term disability and premium waiver contracts	2,600,000,000	2,400,000,000
Minimum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	4.00%	5.80%
Maximum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	5.80%	6.30%
Minimum interest rate for pension and annuity investment contracts (in hundredths)	3.50%	3.50%
Maximum interest rate for pension and annuity investment contracts (in hundredths)	11.80%	10.50%
Minimum interest rate for group health and life contracts (in hundredths)	0.00%	0.00%
Maximum interest rate for group health and life contracts (in hundredths)	4.00%	4.20%
New Accounting Pronouncement [Member]
Cumulative Effect of Change in Accounting Principle Presented on Income Statement, Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Cumulative effect adjustment due to other than temporary impairment new accounting standard that increased retained earnings and accumulated other comprehensive loss, after tax		54,000,000
Cumulative effect adjustment due to other than temporary impairment new accounting standard that increased retained earnings and accumulated other comprehensive loss, pretax		83,000,000
Allowance for Uncollectible Premiums Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, Ending balance	80,000,000	107,000,000
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, Ending balance	$ 26,000,000	$ 55,000,000

Acquisition (Details) (USD $) In Millions	Jan. 03, 2011	Dec. 31, 2009
Notes to Financial Statements [Abstract]
Cash used towards acquisition of a leading provider of employee assistance programs		$ 70
Goodwill related to the acquisition of a leading provider of employee assistance programs		56
Portion of this goodwill amount that will be tax deductible relating to the acquisition of a leading provider of employee assistance programs		37
Resources used towards acquisition of a health information exchange technology company	$ 500

Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Net Income	$ 1,766.8	$ 1,276.5	$ 1,384.1
Weighted average shares used to compute basic EPS (in shares)	415.7	441.1	475.5
Dilutive effect of outstanding stock-based compensation awards (1) (in shares)	7.2	8.4	12.8
Weighted average shares used to compute diluted EPS (in shares)	422.9	449.5	488.3
Basic EPS (in dollars per share)	$ 4.25	$ 2.89	$ 2.91
Diluted EPS (in dollars per share)	$ 4.18	$ 2.84	$ 2.83
Stock Appreciation Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	18.6	19.3	9.7
Antidilutive Securities Excluded from Computation of Earnings Per Share, Minimum Exercise Price (in dollars per share)	$ 29.2	$ 25.94	$ 25.94
Antidilutive Securities Excluded from Computation of Earnings Per Share, Maximum Exercise Price (in dollars per share)	$ 59.76	$ 59.76	$ 59.76
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	5.7	6.2	1.6
Antidilutive Securities Excluded from Computation of Earnings Per Share, Minimum Exercise Price (in dollars per share)	$ 33.38	$ 33.38	$ 33.38
Antidilutive Securities Excluded from Computation of Earnings Per Share, Maximum Exercise Price (in dollars per share)	$ 42.35	$ 42.35	$ 42.35

Operating Expenses (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Selling expenses	$ 1,226.6		$ 1,251.9		$ 1,149.6
General and administrative expenses:
Salaries and related benefits	3,076.4		2,971.8		2,619.8
Other general and administrative expenses (1)	2,216	[1]	2,159.3	[1]	1,982.1	[1]
Total general and administrative expenses	5,292.4	[2]	5,131.1	[2]	4,601.9	[2]
Total operating expenses	6,519		6,383		5,751.5
Litigation-related insurance proceeds	156.3		38.2
Contribution for the establishment of an out-of-network pricing database					20
Allowance on a reinsurance recoverable					42.2
Severance and facility charge	47.4		93.7		54.7
Transaction related costs	66.2
Reduction of reserve for anticipated future losses on discontinued products	$ 0		$ 0		$ (43.8)

[1]	Includes the following for 2010: transaction-related costs of $66.2 million and litigation-related insurance proceeds of $156.3 million. Includes the following for 2009: litigation-related insurance proceeds of $38.2 million. Includes the following charges for 2008: a $20.0 million contribution for the establishment of an out-of-network pricing database and a $42.2 million allowance on a reinsurance recoverable. Refer to the reconciliation of operating earnings to net income in Note 19 beginning on page 95 for additional information.
[2]	In 2010, 2009 and 2008, we recorded severance and facilities charges of $47.4 million, $93.7 million and $54.7 million, respectively. Refer to the reconciliation of operating earnings to net income in Note 19 beginning on page 95 for additional information.

Health Care Costs Payable (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Health care costs payable, beginning of the period	$ 2,895.3	$ 2,393.2	$ 2,177.4
Less: Reinsurance recoverables	1.9	2	2.9
Health care costs payable, beginning of the period - net	2,893.4	2,391.2	2,174.5
Acquisition of businesses	0	1.1	0
Add: Components of incurred health care costs [Abstract]
Current year	23,045.6	24,127.2	20,948.5
Prior years	(326)	(66)	(163)
Total incurred health care costs	22,719.6	24,061.2	20,785.5
Less: Claims paid [Abstract]
Current year	20,588.5	21,401.1	18,726.4
Prior years	2,395.3	2,159	1,842.4
Total claims paid	22,983.8	23,560.1	20,568.8
Health care costs payable, end of period - net	2,629.2	2,893.4	2,391.2
Add: Reinsurance recoverables	1.7	1.9	2
Health care costs payable, end of period	2,630.9	2,895.3	2,393.2
Development of prior-period health care cost estimates	118	(116)
Reduction Of Reserve For Anticipated Future Losses On Discontinued Products	$ 0	$ 0	$ (43.8)

Goodwill and Other Acquired Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Goodwill [Roll Forward]
Balance	$ 5,146,200,000		$ 5,085,600,000
Goodwill acquired:[Abstract]
Horizon	(500,000)		56,800,000
Schaller Anderson	700,000		3,800,000
Balance	5,146,400,000		5,146,200,000
Amount of goodwill assigned to the Health Care segment	5,000,000,000		5,000,000,000
Amount of goodwill assigned to the Group Insurance segment	104,000,000		104,000,000
Other acquired intangible assets [Line Items]
Cost	1,209,300,000		1,209,300,000
Accumulated Amortization	713,800,000		618,600,000
Net Balance	495,500,000		590,700,000
The minimum number of years in the period prior to the next renewal or extension for provider networks (in years)	1		1
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)	3		3
Weighted average period prior to the next renewal or extension for customer lists (in years)	Less than one year		Less than one year
Estimated annual pretax amortization for other acquired intangible assets [Abstract]
2011	87,700,000
2012	76,200,000
2013	67,000,000
2014	47,900,000
2015	34,400,000
Provider networks [Member]
Other acquired intangible assets [Line Items]
Cost	703,200,000		703,200,000
Accumulated Amortization	398,900,000		369,000,000
Net Balance	304,300,000		334,200,000
Amortization period, minimum (in years)	12	[1]	12	[1]
Amortization period, maximum (in years)	25	[1]	25	[1]
Customer lists [Member]
Other acquired intangible assets [Line Items]
Cost	420,400,000		420,400,000
Accumulated Amortization	262,600,000		206,300,000
Net Balance	157,800,000		214,100,000
Amortization period, minimum (in years)	4	[1]	4	[1]
Amortization period, maximum (in years)	10	[1]	10	[1]
Technology [Member]
Other acquired intangible assets [Line Items]
Cost	25,300,000		25,300,000
Accumulated Amortization	25,000,000		20,700,000
Net Balance	300,000		4,600,000
Amortization period, minimum (in years)	3	[1]	3	[1]
Amortization period, maximum (in years)	5	[1]	5	[1]
Other [Member]
Other acquired intangible assets [Line Items]
Cost	38,100,000		38,100,000
Accumulated Amortization	27,300,000		22,600,000
Net Balance	10,800,000		15,500,000
Amortization period, minimum (in years)	2	[1]	2	[1]
Amortization period, maximum (in years)	15	[1]	15	[1]
Trademarks [Member]
Other acquired intangible assets [Line Items]
Cost	22,300,000		22,300,000
Accumulated Amortization	0		0
Net Balance	$ 22,300,000		$ 22,300,000
Indefinite trademarks	Indefinite		Indefinte

[1]	The amortization period for our customer lists and provider networks includes an assumption of renewal or extension of these arrangements. At December 31, 2010 and 2009, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists is approximately one year. Any cost related to the renewal or extension of these contracts is expensed as incurred.

Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Total investments [Line Items]
Current	$ 2,169,700,000		$ 2,922,700,000
Long-Term	17,546,300,000		17,051,100,000
Total investments	19,716,000,000		19,973,800,000
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	15,976,400,000	[1]	16,442,300,000	[1]
Gross Unrealized Gains	1,111,400,000	[1]	987,100,000	[1]
Gross Unrealized Losses	126,200,000	[1]	269,700,000	[1]
Fair Value	16,961,600,000	[1]	17,159,700,000	[1]
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	2,313,300,000	[2]	3,115,300,000	[2]
Greater than 12 months Fair Value	541,100,000	[2]	1,671,600,000	[2]
Total Fair Value			4,786,900,000	[2]
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	76,400,000	[2]	66,900,000	[2]
Greater than 12 months Unrealized Losses	49,800,000	[2]	202,800,000	[2]
Total Unrealized Losses			269,700,000	[2]
Non-credit-related impairments recognized in other comprehensive loss on securities where we previously took a credit impairment	23,400,000		61,700,000
Net unrealized capital loss or gain on securities where we previously took a credit impairment in the past	3,900,000		(17,200,000)
Fair value of investments related to our experience-rated and discontinued products.	4,100,000,000		4,000,000,000
Gross unrealized gains related to our experience-rated and discontinued products	339,500,000		285,600,000
Gross unrealized losses related to our experience-rated and discontinued products	38,100,000		78,200,000
Gross unrealized losses related to our experience-rated and discontinued products	38,100,000		78,200,000
Fair value of debt and equity securities in an unrealized capital loss position related to discontinued and experience-rated products	650,500,000		1,000,000,000
Fair Value Of Debt Securities [Abstract]
Due to mature less than one year	757,700,000
Due to mature one year through five years	3,324,500,000
Due to mature after five years through ten years	5,068,200,000
Due to mature greater than ten years	4,855,800,000
Residential mortgage-backed securities	1,140,000,000
Commercial mortgage-backed securities	1,312,200,000
Other asset-backed securities	463,900,000
Net realized capital gains (losses), excluding amounts related to expreience-rated contract holders and discontinued products [Abstract]
OTTI losses on securities	(8,900,000)		(121,000,000)		(643,600,000)
Portion of OTTI losses recognized in other comprehensive income	(23,400,000)		26,500,000		0
Net OTTI losses on securities recognized in earnings	(32,300,000)		(94,500,000)		(643,600,000)
Net realized capital gains (losses), excluding OTTI losses on securities	259,800,000		149,500,000		(12,300,000)
Net realized capital gains (losses)	227,500,000		55,000,000		(655,900,000)
Yield related OTTI losses			76,000,000		523,000,000
Credit related impairments					120,000,000
Credit related OTTI losses related to investments in debt securities with two large financial companies.					105,000,000
Proceeds from sale of debt securities and related gross realized capital gains (losses) [Abstract]
Proceeds on sales	7,663,400,000		5,506,500,000		5,783,800,000
Gross realized capital gains	364,800,000		205,000,000		120,600,000
Gross realized capital losses	43,200,000		71,600,000		136,800,000
Scheduled mortgage loan principal repayments [Abstract]
2011	55,200,000
2012	47,300,000
2013	274,300,000
2014	94,100,000
2015	153,200,000
Thereafter	886,700,000
Maximum exposure of investment balance in certain real estate and hedge fund partnerships considered variable interest entities	153,000,000		125,000,000
Total assets of real estate partnerships	5,100,000,000		5,100,000,000
Total assets of hedge fund partnerships	6,100,000,000		5,700,000,000
Investment holdings partially-owned by third parties	74,000,000		77,000,000
Net income related to investment holdings partially-owned by third parties	4,000,000		4,000,000		(11,000,000)
Net investment income [Abstract]
Debt securities	911,800,000		907,800,000		877,400,000
Mortgage loans	118,700,000		118,600,000		116,900,000
Other	56,500,000		38,600,000		(50,400,000)
Gross investment income	1,087,000,000		1,065,000,000		943,900,000
Less: investment expenses	(30,700,000)		(28,600,000)		(33,900,000)
Net investment income	1,056,300,000	[3]	1,036,400,000	[3]	910,000,000	[3]
Net investment income related to Investments supporting experience-rated and discontinued products	344,900,000		347,800,000		296,100,000
Weighted average duration of residential mortgage-backed securities (in years)	3.1
Weighted average duration of commercial mortgage-backed securities (in years)	3.6
Weighted average duration of other asset-backed securities (in years)	3.4
New mortgage loans	103,000,000
Mortgage loans paid in full	129,000,000
Foreclosed mortgage loans	20,000,000
Category 1	99,400,000
Category 2-4	1,301,500,000
Category 5	86,100,000
Category 6 and 7	22,800,000
Debt and equity securities available for sale [Member]
Total investments [Line Items]
Current	2,111,900,000		2,834,800,000
Long-Term	14,849,700,000		14,324,900,000
Total investments	16,961,600,000	[1]	17,159,700,000	[1]
Mortgage loans [Member]
Total investments [Line Items]
Current	55,200,000		86,100,000
Long-Term	1,454,600,000		1,507,900,000
Total investments	1,509,800,000		1,594,000,000
Other investments [Member]
Total investments [Line Items]
Current	2,600,000		1,800,000
Long-Term	1,242,000,000		1,218,300,000
Total investments	1,244,600,000		1,220,100,000
Total debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	15,941,100,000		16,407,000,000
Gross Unrealized Gains	1,105,800,000		979,200,000
Gross Unrealized Losses	(124,600,000)		266,200,000
Fair Value	16,922,300,000		17,120,000,000
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	2,312,800,000		3,111,400,000
Greater than 12 months Fair Value	531,600,000		1,652,800,000
Total Fair Value	2,844,400,000	[1]	4,764,200,000
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	76,400,000		65,300,000
Greater than 12 months Unrealized Losses	48,200,000		200,900,000
Total Unrealized Losses	124,600,000	[1]	266,200,000
U.S. government debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,293,500,000		1,801,300,000
Gross Unrealized Gains	80,800,000		50,700,000
Gross Unrealized Losses	600,000		5,200,000
Fair Value	1,373,700,000		1,846,800,000
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	8,400,000		1,062,500,000
Greater than 12 months Fair Value	19,800,000		19,300,000
Total Fair Value	28,200,000		1,081,800,000
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	200,000		4,800,000
Greater than 12 months Unrealized Losses	400,000		400,000
Total Unrealized Losses	600,000		5,200,000
States, municipalities and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,288,800,000		2,022,200,000
Gross Unrealized Gains	54,400,000		80,700,000
Gross Unrealized Losses	46,900,000		27,500,000
Fair Value	2,296,300,000		2,075,400,000
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	964,900,000		292,200,000
Greater than 12 months Fair Value	82,700,000		216,700,000
Total Fair Value	1,047,600,000		508,900,000
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	37,600,000		10,600,000
Greater than 12 months Unrealized Losses	9,300,000		16,900,000
Total Unrealized Losses	46,900,000		27,500,000
U.S. corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,731,500,000		6,741,900,000
Gross Unrealized Gains	553,000,000		497,100,000
Gross Unrealized Losses	21,900,000		54,400,000
Fair Value	7,262,600,000		7,184,600,000
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	665,800,000		730,200,000
Greater than 12 months Fair Value	210,200,000		681,400,000
Total Fair Value	876,000,000		1,411,600,000
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	17,000,000		16,800,000
Greater than 12 months Unrealized Losses	4,900,000		37,600,000
Total Unrealized Losses	21,900,000		54,400,000
Foreign debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,667,400,000		2,554,500,000
Gross Unrealized Gains	231,100,000		210,900,000
Gross Unrealized Losses	21,200,000		20,900,000
Fair Value	2,877,300,000		2,744,500,000
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	375,900,000		418,100,000
Greater than 12 months Fair Value	34,600,000		110,400,000
Total Fair Value	410,500,000		528,500,000
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	14,600,000		9,000,000
Greater than 12 months Unrealized Losses	6,600,000		11,900,000
Total Unrealized Losses	21,200,000		20,900,000
Residential mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,089,200,000		1,375,800,000
Gross Unrealized Gains	53,600,000		49,400,000
Gross Unrealized Losses	2,800,000	[4]	5,000,000	[4]
Fair Value	1,140,000,000		1,420,200,000
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	103,700,000		383,000,000
Greater than 12 months Fair Value	6,600,000		8,200,000
Total Fair Value	110,300,000	[2]	391,200,000
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	2,600,000		4,700,000
Greater than 12 months Unrealized Losses	200,000		300,000
Total Unrealized Losses	2,800,000	[2]	5,000,000
Commercial mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,226,400,000		1,109,800,000
Gross Unrealized Gains	99,500,000		37,600,000
Gross Unrealized Losses	13,700,000	[4]	104,000,000	[4]
Fair Value	1,312,200,000		1,043,400,000
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	103,700,000		129,700,000
Greater than 12 months Fair Value	78,500,000		401,600,000
Total Fair Value	182,200,000	[2]	531,300,000
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	2,400,000		3,100,000
Greater than 12 months Unrealized Losses	11,300,000		100,900,000
Total Unrealized Losses	13,700,000	[2]	104,000,000
Other asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	447,600,000		419,600,000
Gross Unrealized Gains	21,100,000		25,000,000
Gross Unrealized Losses	4,800,000	[4]	8,200,000	[4]
Fair Value	463,900,000		436,400,000
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	85,900,000		46,600,000
Greater than 12 months Fair Value	4,900,000		16,700,000
Total Fair Value	90,800,000	[2]	63,300,000
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	2,000,000		7,500,000
Greater than 12 months Unrealized Losses	2,800,000		700,000
Total Unrealized Losses	4,800,000	[2]	8,200,000
Redeemable preferred securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	196,700,000		381,900,000
Gross Unrealized Gains	12,300,000		27,800,000
Gross Unrealized Losses	12,700,000		41,000,000
Fair Value	196,300,000		368,700,000
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	4,500,000		49,100,000
Greater than 12 months Fair Value	94,300,000		198,500,000
Total Fair Value			247,600,000
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	0		8,800,000
Greater than 12 months Unrealized Losses	12,700,000		32,200,000
Total Unrealized Losses			41,000,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	35,300,000		35,300,000
Gross Unrealized Gains	5,600,000		7,900,000
Gross Unrealized Losses	1,600,000		3,500,000
Fair Value	39,300,000		39,700,000
Available for sale securities debt maturities, continuous unrealized loss position, fair value [Abstract]
Less than 12 months Fair Value	500,000		3,900,000
Greater than 12 months Fair Value	9,500,000		18,800,000
Total Fair Value			22,700,000
Available for sale securities continuous unrealized loss position [Abstract]
Less than 12 months Unrealized Losses	0		1,600,000
Greater than 12 months Unrealized Losses	1,600,000		1,900,000
Total Unrealized Losses			3,500,000
Debt securities supporting discontinued and experience-rated products [Member] | Fair value of debt securities in an unrealized capital loss position [Member]
Fair Value Of Debt Securities [Abstract]
Due to mature less than one year	2,300,000
Due to mature one year through five years	9,300,000
Due to mature after five years through ten years	151,000,000
Due to mature greater than ten years	405,400,000
Residential mortgage-backed securities	9,900,000
Commercial mortgage-backed securities	35,800,000
Other asset-backed securities	27,000,000
Total debt securities	640,700,000
Debt securities supporting discontinued and experience-rated products [Member] | Unrealized losses of debt securities in an unrealized capital loss position [Member]
Fair Value Of Debt Securities [Abstract]
Due to mature less than one year	0
Due to mature one year through five years	200,000
Due to mature after five years through ten years	4,800,000
Due to mature greater than ten years	29,100,000
Residential mortgage-backed securities	400,000
Commercial mortgage-backed securities	1,500,000
Other asset-backed securities	500,000
Total debt securities	36,500,000
Debt securities supporting remaining products [Member] | Fair value of debt securities in an unrealized capital loss position [Member]
Fair Value Of Debt Securities [Abstract]
Due to mature less than one year	60,000,000
Due to mature one year through five years	277,400,000
Due to mature after five years through ten years	461,100,000
Due to mature greater than ten years	1,094,600,000
Residential mortgage-backed securities	100,400,000
Commercial mortgage-backed securities	146,400,000
Other asset-backed securities	63,800,000
Total debt securities	2,203,700,000
Debt securities supporting remaining products [Member] | Unrealized losses of debt securities in an unrealized capital loss position [Member]
Fair Value Of Debt Securities [Abstract]
Due to mature less than one year	600,000
Due to mature one year through five years	3,700,000
Due to mature after five years through ten years	10,700,000
Due to mature greater than ten years	54,200,000
Residential mortgage-backed securities	2,400,000
Commercial mortgage-backed securities	12,200,000
Other asset-backed securities	4,300,000
Total debt securities	88,100,000
Fair value of debt securities in an unrealized capital loss position [Member]
Fair Value Of Debt Securities [Abstract]
Due to mature less than one year	62,300,000
Due to mature one year through five years	286,700,000
Due to mature after five years through ten years	612,100,000
Due to mature greater than ten years	1,500,000,000
Residential mortgage-backed securities	110,300,000
Commercial mortgage-backed securities	182,200,000
Other asset-backed securities	90,800,000
Total debt securities	2,844,400,000
Unrealized losses of debt securities in an unrealized capital loss position [Member]
Fair Value Of Debt Securities [Abstract]
Due to mature less than one year	600,000
Due to mature one year through five years	3,900,000
Due to mature after five years through ten years	15,500,000
Due to mature greater than ten years	83,300,000
Residential mortgage-backed securities	2,800,000
Commercial mortgage-backed securities	13,700,000
Other asset-backed securities	4,800,000
Total debt securities	$ 124,600,000

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 97 for additional information on our accounting for discontinued products). At December 31, 2010, investments with a fair value of $4.1 billion, gross unrealized gains of $339.5 million and gross unrealized losses of $38.1 million and, at December 31, 2009, investments with a fair value of $4.0 billion, gross unrealized gains of $285.6 million and gross unrealized losses of $78.2 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive loss.
[2]	At December 31, 2010 and 2009, debt and equity securities in an unrealized loss position of $38.1 million and $78.2 million, respectively, and with related fair value of $650.5 million and $1.0 billion, respectively, related to discontinued and experience-rated products.
[3]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 97 for additional information on our accounting for discontinued products). Net investment income includes $344.9 million, $347.8 million and $296.1 million for 2010, 2009 and 2008, respectively, related to investments supporting our experience-rated and discontinued products.
[4]	At December 31, 2010 and 2009, we held securities for which we had recognized a credit-related impairment in the past. In 2010, we released $23.4 million of non-credit-related impairments from other comprehensive loss related to these securities (as of December 31, 2010 these securities had a net unrealized capital gain of $3.9 million). Effective April 1, 2009 and for the period through December 31, 2009, we recognized $61.7 million of non-credit-related impairments in other comprehensive loss (as of December 31, 2009, these securities had a net unrealized capital loss of $17.2 million).

Other Comprehensive Income (Loss) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Comprehensive income (loss) [Line Items]
Beginning Balance	$ (1,223)		$ (1,881.3)		$ (288.4)
Cumulative effect of adopting a new accounting standard			(53.7)	[1]
Unrealized net gains (losses) arising during the period	216.8		653		(2,053.3)
Net foreign currency and derivative losses					(16.6)
Reclassification to earnings	(156.4)		59		477
Other comprehensive income (loss)	60.4		658.3
Ending Balance	(1,162.6)		(1,223)		(1,881.3)
Cumulative Effect Of Initial Adoption Of New Accounting Principle Pretax			83	[1]
Other Comprehensive Income Loss Pretax Unrealized Net Gains Losses Arising During Period	333.5		1,004.6		3,158.9
Other Comprehensive Income Loss Pretax Reclassification To Earnings	172.9		110.5		647.7
Other Comprehensive Income Loss Pretax Net Foreign Currency And Derivative Losses					25.5
Pension and OPEB Plan Unrealized Net Losses Arising During The Period Pretax	152.8		123.2		1,991.7
Pension and OPEB Plan Reclassification To Earnings Pretax	150.8		214		3.1
Net Unrealized Gains (Losses) Previously Impaired Securities[Member]
Comprehensive income (loss) [Line Items]
Beginning Balance	100.3	[2]	0	[2]
Cumulative effect of adopting a new accounting standard			(5.3)	[1],[2]
Unrealized net gains (losses) arising during the period	42.5	[2]	106.3	[2]
Reclassification to earnings	(67.7)	[2]	(0.7)	[2]
Other comprehensive income (loss)	(25.2)	[2]	100.3	[2]
Ending Balance	75.1	[2]	100.3	[2]
Net Unrealized Gains (Losses) All Other Securities [Member]
Comprehensive income (loss) [Line Items]
Beginning Balance	235.7		(229.3)
Cumulative effect of adopting a new accounting standard			(48.4)	[1]
Unrealized net gains (losses) arising during the period	327.5		592.4
Reclassification to earnings	(188)		(79)
Other comprehensive income (loss)	139.5		465
Ending Balance	375.2		235.7
Net Unrealized Gains (Losses) Securities [Member]
Comprehensive income (loss) [Line Items]
Beginning Balance					53.3
Unrealized net gains (losses) arising during the period					(756.7)
Net foreign currency and derivative losses					0
Reclassification to earnings					474.1
Ending Balance					(229.3)
Net Unrealized Gains (Losses) Foreign Currency and Derivatives [Member]
Comprehensive income (loss) [Line Items]
Beginning Balance	25.3		(8.7)		7
Cumulative effect of adopting a new accounting standard			0	[1]
Unrealized net gains (losses) arising during the period	(53.9)		34.4		0
Net foreign currency and derivative losses					(16.6)
Reclassification to earnings	1.3		(0.4)		0.9
Other comprehensive income (loss)	(52.6)		34
Ending Balance	(27.3)		25.3		(8.7)
Pension plans, defined benefit [Member] | Unrecognized net actuarial loss [Member]
Comprehensive income (loss) [Line Items]
Beginning Balance	(1,562.8)		(1,631)		(348.7)
Unrealized net gains (losses) arising during the period	(91.2)		(72.5)		(1,286.4)
Reclassification to earnings	106.1		140.7		4.1
Ending Balance	(1,547.9)		(1,562.8)		(1,631)
Pension plans, defined benefit [Member] | Unrecognized prior service costs [Member]
Comprehensive income (loss) [Line Items]
Beginning Balance	10.6		12		13.4
Unrealized net gains (losses) arising during the period	0		0		0
Reclassification to earnings	(8.8)		(1.4)		(1.4)
Ending Balance	1.8		10.6		12
Other postretirement benefit plans, defined benefit [Member] | Unrecognized net actuarial loss [Member]
Comprehensive income (loss) [Line Items]
Beginning Balance	(61)		(55.6)		(47.1)
Unrealized net gains (losses) arising during the period	(8.1)		(7.6)		(10.2)
Reclassification to earnings	3		2.2		1.7
Ending Balance	(66.1)		(61)		(55.6)
Other postretirement benefit plans, defined benefit [Member] | Unrecognized prior service costs [Member]
Comprehensive income (loss) [Line Items]
Beginning Balance	28.9		31.3		33.7
Unrealized net gains (losses) arising during the period	0		0		0
Reclassification to earnings	(2.3)		(2.4)		(2.4)
Ending Balance	26.6		28.9		31.3
Pension and OPEB Plans [Member]
Comprehensive income (loss) [Line Items]
Beginning Balance	(1,584.3)		(1,643.3)		(348.7)
Cumulative effect of adopting a new accounting standard			0	[1]
Unrealized net gains (losses) arising during the period	(99.3)		(80.1)		(1,296.6)
Net foreign currency and derivative losses					0
Reclassification to earnings	98		139.1		2
Other comprehensive income (loss)	(1.3)		59
Ending Balance	$ (1,585.6)		$ (1,584.3)		$ (1,643.3)

[1]	Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments of debt securities. Refer to Note 2 beginning on page 57 for additional information on the cumulative effect adjustment required.
[2]	Represents unrealized losses on the non-credit-related component of impaired debt securities that we do not intend to sell and subsequent appreciation in the fair value of those securities as well as those securities we intend to sell.

Financial Instruments (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Fair Value of Level 3 broker quoted securities	$ 153		$ 364
Debt securities: [Abstract]
U.S. government debt securities	1,373.7		1,846.8
States, municipalities and political subdivisions	2,296.3		2,075.4
U.S. corporate debt securities	7,262.6		7,184.6
Foreign debt securities	2,877.3		2,744.5
Residential mortgage-backed securities	1,140		1,420.2
Commercial mortgage-backed securities	1,312.2		1,043.4
Other asset-backed securities	463.9		436.4
Redeemable preferred securities	196.3		368.7
Total debt securities	16,922.3		17,120
Equity securities	39.3		39.7
Derivatives	2.6		44
Total Investments	16,964.2		17,203.7
Fair value, liabilities measured on recurring basis, financial statement captions [Line Items]
Derivatives	6.5
Fair value, assets measured on recurring basis, unobservable inputs reconciliation, calculation [Roll Forward]
Beginning balance	483.5		485		681.3
Net realized and unrealized capital gains (losses):
Included in earnings	11.4		27.6		(51.9)
Included in other comprehensive income	24.9		33.9		(31.2)
Other	(6.2)	[1]	30.3	[1]	(19)	[1]
Purchases, sales and maturities	(172.1)		(85.8)		(83.1)
Transfers (out of) into Level 3	(73.2)	[2]	(7.5)	[2]	(11.1)
Ending Balance	268.3		483.5		485
The amount of total gains and losses included in net realized capital gains attributable to the change in unrealized gains or losses related to Level 3 assets still held	(0.9)		(0.8)		(53.8)
Separate Account Fair Value Assets Measured On Recurring Basis [Line Items]
Debt Securities	3,640.6		3,357.6
Equity securities	1,231.9		1,216
Derivatives	0.2		1.2
Common/Collective trusts	0		1,152.6
Real Estate	0		71.4
Total	4,872.7	[3]	5,798.8	[3]
Cash and cash equivalents and other receivables relating to separate account financial assets	422.6		484.3
Changes in Balances of Level 3 Separate Account [Roll Forward]
Beginning balance	168.7		451.8		12,833
Total (losses) gains accrued to contract holders	(55.2)		(131.9)		(62)
Purchases, sales and maturities	20		(114.9)		16.5
Transfers (out of) into Level 3	(77.5)	[2]	(36.3)	[2]	(14.9)	[2]
Transfers of Separate Account Mortgage Loans and Real Estate Assets					(12,320.8)	[4]
Ending Balance	56		168.7		451.8
Level 1 [Member]
Debt securities: [Abstract]
U.S. government debt securities	1,081		1,529.4
States, municipalities and political subdivisions	0		0
U.S. corporate debt securities	0		0
Foreign debt securities	0		0
Residential mortgage-backed securities	0		0
Commercial mortgage-backed securities	0		0
Other asset-backed securities	0		0
Redeemable preferred securities	0		0
Total debt securities	1,081		1,529.4
Equity securities	1.4		1.7
Derivatives	0		0
Total Investments	1,082.4		1,531.1
Level 1 [Member]
Fair value, liabilities measured on recurring basis, financial statement captions [Line Items]
Derivatives	0
Level 2 [Member]
Debt securities: [Abstract]
U.S. government debt securities	292.7		317.4
States, municipalities and political subdivisions	2,292.7		2,062.7
U.S. corporate debt securities	7,201.9		7,056.5
Foreign debt securities	2,822.4		2,545.5
Residential mortgage-backed securities	1,140		1,420.2
Commercial mortgage-backed securities	1,275.3		971.6
Other asset-backed securities	407.4		425.4
Redeemable preferred securities	178.5		345.8
Total debt securities	15,610.9		15,145.1
Equity securities	0		0
Derivatives	2.6		44
Total Investments	15,613.5		15,189.1
Level 2 [Member]
Fair value, liabilities measured on recurring basis, financial statement captions [Line Items]
Derivatives	6.5
Level 3 [Member]
Debt securities: [Abstract]
U.S. government debt securities	0		0
States, municipalities and political subdivisions	3.6		12.7
U.S. corporate debt securities	60.7		128.1
Foreign debt securities	54.9		199
Residential mortgage-backed securities	0		0
Commercial mortgage-backed securities	36.9		71.8
Other asset-backed securities	56.5		11
Redeemable preferred securities	17.8		22.9
Total debt securities	230.4		445.5
Equity securities	37.9		38
Derivatives	0		0
Total Investments	268.3		483.5
Level 3 [Member]
Fair value, liabilities measured on recurring basis, financial statement captions [Line Items]
Derivatives	0
U.S. corporate debt securities [Member]
Fair value, assets measured on recurring basis, unobservable inputs reconciliation, calculation [Roll Forward]
Beginning balance	128.1		144.6
Net realized and unrealized capital gains (losses):
Included in earnings	(0.9)		3.6
Included in other comprehensive income	0.1		0.5
Other	(0.8)	[1]	7.2	[1]
Purchases, sales and maturities	(64.4)		(24.2)
Transfers (out of) into Level 3	(1.4)	[2]	(3.6)	[2]
Ending Balance	60.7		128.1
The amount of total gains and losses included in net realized capital gains attributable to the change in unrealized gains or losses related to Level 3 assets still held	0		0
Foreign Debt Securities [Member]
Fair value, assets measured on recurring basis, unobservable inputs reconciliation, calculation [Roll Forward]
Beginning balance	199		177.1
Net realized and unrealized capital gains (losses):
Included in earnings	8.2		11.7
Included in other comprehensive income	(2.3)		21.4
Other	0.5	[1]	5.7	[1]
Purchases, sales and maturities	(83.6)		(17.6)
Transfers (out of) into Level 3	(66.9)	[2]	0.7	[2]
Ending Balance	54.9		199
The amount of total gains and losses included in net realized capital gains attributable to the change in unrealized gains or losses related to Level 3 assets still held	0		(0.1)
Other [Member]
Fair value, assets measured on recurring basis, unobservable inputs reconciliation, calculation [Roll Forward]
Beginning balance	156.4		163.3
Net realized and unrealized capital gains (losses):
Included in earnings	4.1		12.3
Included in other comprehensive income	27.1		12
Other	(5.9)	[1]	17.4	[1]
Purchases, sales and maturities	(24.1)		(44)
Transfers (out of) into Level 3	(4.9)	[2]	(4.6)	[2]
Ending Balance	152.7		156.4
The amount of total gains and losses included in net realized capital gains attributable to the change in unrealized gains or losses related to Level 3 assets still held	(0.9)		(0.7)
Debt Securities [Member]
Fair value, assets measured on recurring basis, unobservable inputs reconciliation, calculation [Roll Forward]
Beginning balance					642.5
Net realized and unrealized capital gains (losses):
Included in earnings					(51.9)
Included in other comprehensive income					(30.2)
Other					(29.4)	[1]
Purchases, sales and maturities					(48.5)
Transfers (out of) into Level 3					(26.8)
Ending Balance					455.7
The amount of total gains and losses included in net realized capital gains attributable to the change in unrealized gains or losses related to Level 3 assets still held					(53.8)
Equity Securities [Member]
Fair value, assets measured on recurring basis, unobservable inputs reconciliation, calculation [Roll Forward]
Beginning balance					38.8
Net realized and unrealized capital gains (losses):
Included in earnings					(1)
Other					10.4	[1]
Purchases, sales and maturities					(34.6)
Transfers (out of) into Level 3					15.7
Ending Balance					29.3
Carrying Value [Member]
Assets: [Abstract]
Mortgage loans	1,509.8		1,594
Investment contract liabilities:
With a fixed maturity	41.7		32.4
Without a fixed maturity	511.5		530.6
Long-term debt	4,382.5		3,639.5
Estimated Fair Value [Member]
Assets: [Abstract]
Mortgage loans	1,526.1		1,506.5
Investment contract liabilities:
With a fixed maturity	42.7		33.5
Without a fixed maturity	510.9		503.7
Long-term debt	4,728.9		3,865.9
Level 1 [Member]
Separate Account Fair Value Assets Measured On Recurring Basis [Line Items]
Debt Securities	1,059.7		752.3
Equity securities	1,231.9		1,215.1
Derivatives	0		0
Common/Collective trusts	0		0
Real Estate	0		0
Total	2,291.6	[3]	1,967.4	[3]
Level 2 [Member]
Separate Account Fair Value Assets Measured On Recurring Basis [Line Items]
Debt Securities	2,524.9		2,508
Equity securities	0		0.9
Derivatives	0.2		1.2
Common/Collective trusts	0		1,152.6
Real Estate	0		0
Total	2,525.1	[3]	3,662.7	[3]
Level 3 [Member]
Separate Account Fair Value Assets Measured On Recurring Basis [Line Items]
Debt Securities	56		97.3
Equity securities	0		0
Derivatives	0		0
Common/Collective trusts	0		0
Real Estate	0		71.4
Total	56	[3]	168.7	[3]
Debt Securities [Member]
Changes in Balances of Level 3 Separate Account [Roll Forward]
Beginning balance	97.3		365.1		291.2
Total (losses) gains accrued to contract holders	(60.4)		(116.7)		(16.4)
Purchases, sales and maturities	19.8		(114.8)		105.2
Transfers (out of) into Level 3	(0.7)	[2]	(36.3)	[2]	(14.9)	[2]
Transfers of Separate Account Mortgage Loans and Real Estate Assets					0	[4]
Ending Balance	56		97.3		365.1
Real Estate [Member]
Changes in Balances of Level 3 Separate Account [Roll Forward]
Beginning balance	71.4		86.7		12,541.8
Total (losses) gains accrued to contract holders	5.2		(15.2)		(45.6)
Purchases, sales and maturities	0.2		(0.1)		(88.7)
Transfers (out of) into Level 3	(76.8)	[2]	0	[2]	0	[2]
Transfers of Separate Account Mortgage Loans and Real Estate Assets					(12,320.8)	[4]
Ending Balance	$ 0		$ 71.4		$ 86.7

[1]	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results. Refer to Note 20 beginning on page 97 for additional information.
[2]	At January 1, 2010, we changed our practice for reporting transfers into (out of) Level 3. Effective January 1, 2010, we use the fair value of these assets at the end of the reporting period for all financial asset transfers. Prior to January 1, 2010, for financial assets that were transferred into (out of) Level 3, we used the fair value of the assets at the end (beginning) of the reporting period.
[3]	Excludes $422.6 million and $484.3 million of cash and cash equivalents and other receivables at December 31, 2010 and 2009, respectively.
[4]	In 1996, we entered into a contract with UBS Realty Investors, LLC (formerly known as Allegis Realty Investors, LLC) under which mortgage loan and real estate Separate Account assets and corresponding liabilities transitioned out of our business.

Pension and Other Postretirement Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		4 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2010		Aug. 31, 2010	Sep. 30, 2010	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Number of pension plans sponsored by the company that provide benefits for our retired employees (in number of plans)	2		2				2
Minimum age of all current and future retirees and employees, who terminate employment, are eligible to participate in group health plans at their own cost. (in years of age)	45		45				45
Number of years service to be eligible to participate in group health plans at their own cost after retirement or termination. (in years)	5Y		5Y				5Y
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance					$ 4,271.9 [1]	$ 4,271.9 [1]	$ 4,271.9	[1]
Actual return (loss) on plan assets							66.4		(83.4)
Employer contributions							505		45		45
Fair value of plan assets - ending balance	5,107.1	[2]	5,107.1	[2]			5,107.1	[2]	4,271.9	[1]
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	5,107.1	[2]	5,107.1	[2]			5,107.1	[2]	4,271.9	[1]
Financing component: [Abstract]
Decline in the plan assets' fair value due to deteriorating economic conditions											1,900
Assumed healthcare cost trend rates for medical and prescription drug costs [Abstract]
Medical cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)							8.00%
Ultimate future medical cost trend rate beyond next fiscal year to 2014 (Defined Benefit Plans) (in hundredths)							5.00%
Prescription drug cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)							13.00%
Ultimate future prescription drug cost trend rate beyond next fiscal year to 2019 (Defined Benefit Plans) (in hundredths)							5.00%
Employer voluntary contributions in next fiscal year	60		60				60
Expected return on plan assets percentage [Abstract]
The effect of a one percentage point deviation from our long-term return assumption on pension cost after tax							4
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	5,107.1	[2]	5,107.1	[2]			5,107.1	[2]	4,271.9	[1]
Actual Allocation percentage (in hundredths)	100.00%	[2]	100.00%	[2]			100.00%	[2]	100.00%
Defined benefit plan reconciliation of Level 3 Plan Assets [Roll Forward]
Beginning balance					504.4	504.4	504.4		563.7
Actual return on plan assets							66.4		(83.4)
Purchases, sales and settlements							28.8		25.3
Transfers into (out of) Level 3									(1.2)	[3]
Ending Balance	599.6		599.6				599.6		504.4		563.7
Defined contribution retirement savings plan [Abstract]
Employer match percentage on annual eligible employee earnings (in hundredths)	100.00%					50.00%			50.00%		50.00%
Percentage of eligible pay allowed to be tax deferred (in hundredths)	6.00%					3.00%			6.00%		6.00%
Employer matching contributions during the period							53		49		47
Number of shares of common stock held by the plan trustee for plan participants (in shares)											9
Approximate number of shares of common stock reserved for issuance under the 401(k) plan (in shares)											34
Voluntary cash contribution to pension plan							505		45		45
Minimum Participation Period Years					9
Pension Plan Balance To Total Benefit Obligation	96.00%		96.00%				96.00%
Weighted Average Discount Rate Pension Plan	5.50%		5.50%				5.50%		5.89%
Weighted Average Discount Rate Other postretirement plan	5.20%		5.20%				5.20%		5.64%
Maximum Participation Period Years			31
Expected prior service credit pension	58		58				58
Expected prior service cost other postretirement plan	5		5				5
Expected amortization of prior service credits other postretirement benefits	4		4				4
Expected benefit payment years	5		5				5
Expected benefit payment aggregate years (thereafter)	5		5				5
Cash And Cash Equivalents And Other Receivables Excluded From Total Investments Of The Pension Plan Assets	136.7		136.7				136.7		123
Debt Securities [Member] | US Government securities [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	232.7								100.6
Fair value of plan assets - ending balance	232.7		232.7				232.7		100.6
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	232.7		232.7				232.7		100.6
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	232.7		232.7				232.7		100.6
Debt Securities [Member] | US Government securities [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	30								6.7
Fair value of plan assets - ending balance	30		30				30		6.7
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	30		30				30		6.7
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	30		30				30		6.7
Debt Securities [Member] | US Government securities [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | US Government securities [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	262.7								107.3
Fair value of plan assets - ending balance	262.7		262.7				262.7		107.3
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	262.7		262.7				262.7		107.3
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	262.7		262.7				262.7		107.3
Actual Allocation percentage (in hundredths)	5.20%		5.20%				5.20%		2.50%
Debt Securities [Member] | States, municipalities and political subdivisions [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | States, municipalities and political subdivisions [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	70.8								26.3
Fair value of plan assets - ending balance	70.8		70.8				70.8		26.3
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	70.8		70.8				70.8		26.3
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	70.8		70.8				70.8		26.3
Debt Securities [Member] | States, municipalities and political subdivisions [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | States, municipalities and political subdivisions [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	70.8								26.3
Fair value of plan assets - ending balance	70.8		70.8				70.8		26.3
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	70.8		70.8				70.8		26.3
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	70.8		70.8				70.8		26.3
Actual Allocation percentage (in hundredths)	1.40%		1.40%				1.40%		0.60%
Debt Securities [Member] | US corporate securities [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | US corporate securities [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	673.3								656.6
Fair value of plan assets - ending balance	673.3		673.3				673.3		656.6
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	673.3		673.3				673.3		656.6
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	673.3		673.3				673.3		656.6
Debt Securities [Member] | US corporate securities [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | US corporate securities [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	673.3								656.6
Fair value of plan assets - ending balance	673.3		673.3				673.3		656.6
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	673.3		673.3				673.3		656.6
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	673.3		673.3				673.3		656.6
Actual Allocation percentage (in hundredths)	13.20%		13.20%				13.20%		15.30%
Debt Securities [Member] | Foreign securities [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | Foreign securities [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	76.1								72.7
Fair value of plan assets - ending balance	76.1		76.1				76.1		72.7
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	76.1		76.1				76.1		72.7
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	76.1		76.1				76.1		72.7
Debt Securities [Member] | Foreign securities [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | Foreign securities [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	76.1								72.7
Fair value of plan assets - ending balance	76.1		76.1				76.1		72.7
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	76.1		76.1				76.1		72.7
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	76.1		76.1				76.1		72.7
Actual Allocation percentage (in hundredths)	1.50%		1.50%				1.50%		1.70%
Debt Securities [Member] | Residential mortgage-backed securities [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | Residential mortgage-backed securities [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	296								266.1
Fair value of plan assets - ending balance	296		296				296		266.1
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	296		296				296		266.1
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	296		296				296		266.1
Debt Securities [Member] | Residential mortgage-backed securities [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0.7								0
Fair value of plan assets - ending balance	0.7		0.7				0.7		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0.7		0.7				0.7		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0.7		0.7				0.7		0
Debt Securities [Member] | Residential mortgage-backed securities [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	296.7								266.1
Fair value of plan assets - ending balance	296.7		296.7				296.7		266.1
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	296.7		296.7				296.7		266.1
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	296.7		296.7				296.7		266.1
Actual Allocation percentage (in hundredths)	5.80%		5.80%				5.80%		6.20%
Debt Securities [Member] | Commercial mortgage-backed securities [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | Commercial mortgage-backed securities [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	37.5								15.7
Fair value of plan assets - ending balance	37.5		37.5				37.5		15.7
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	37.5		37.5				37.5		15.7
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	37.5		37.5				37.5		15.7
Debt Securities [Member] | Commercial mortgage-backed securities [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | Commercial mortgage-backed securities [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	37.5								15.7
Fair value of plan assets - ending balance	37.5		37.5				37.5		15.7
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	37.5		37.5				37.5		15.7
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	37.5		37.5				37.5		15.7
Actual Allocation percentage (in hundredths)	0.70%		0.70%				0.70%		0.40%
Debt Securities [Member] | Other asset-backed securities [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | Other asset-backed securities [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	36.1								37.8
Fair value of plan assets - ending balance	36.1		36.1				36.1		37.8
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	36.1		36.1				36.1		37.8
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	36.1		36.1				36.1		37.8
Debt Securities [Member] | Other asset-backed securities [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | Other asset-backed securities [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	36.1								37.8
Fair value of plan assets - ending balance	36.1		36.1				36.1		37.8
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	36.1		36.1				36.1		37.8
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	36.1		36.1				36.1		37.8
Actual Allocation percentage (in hundredths)	0.70%		0.70%				0.70%		0.90%
Debt Securities [Member] | Redeemable preferred securities [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | Redeemable preferred securities [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	2.2								2.6
Fair value of plan assets - ending balance	2.2		2.2				2.2		2.6
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	2.2		2.2				2.2		2.6
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	2.2		2.2				2.2		2.6
Debt Securities [Member] | Redeemable preferred securities [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Debt Securities [Member] | Redeemable preferred securities [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	2.2								2.6
Fair value of plan assets - ending balance	2.2		2.2				2.2		2.6
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	2.2		2.2				2.2		2.6
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	2.2		2.2				2.2		2.6
Actual Allocation percentage (in hundredths)	0.00%		0.00%				0.00%		0.10%
Debt Securities [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	232.7								100.6
Fair value of plan assets - ending balance	232.7		232.7				232.7		100.6
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	232.7		232.7				232.7		100.6
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	232.7		232.7				232.7		100.6
Debt Securities [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	1,222								1,084.5
Fair value of plan assets - ending balance	1,222		1,222				1,222		1,084.5
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	1,222		1,222				1,222		1,084.5
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	1,222		1,222				1,222		1,084.5
Debt Securities [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0.7								0
Fair value of plan assets - ending balance	0.7		0.7				0.7		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0.7		0.7				0.7		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0.7		0.7				0.7		0
Debt Securities [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance							1,185.1
Fair value of plan assets - ending balance	1,455.4		1,455.4				1,455.4		1,185.1
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	1,455.4		1,455.4				1,455.4		1,185.1
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	1,455.4		1,455.4				1,455.4		1,185.1
Actual Allocation percentage (in hundredths)	28.50%		28.50%				28.50%		27.70%
Minimum target allocation (in hundredths)							28.00%		20.00%
Maximum target allocation (in hundredths)							38.00%		30.00%
Equity Securities [Member] | US Domestic securities [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	1,281.1								1,141.1
Fair value of plan assets - ending balance	1,281.1		1,281.1				1,281.1		1,141.1
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	1,281.1		1,281.1				1,281.1		1,141.1
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	1,281.1		1,281.1				1,281.1		1,141.1
Equity Securities [Member] | US Domestic securities [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	1.8								0
Fair value of plan assets - ending balance	1.8		1.8				1.8		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	1.8		1.8				1.8		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	1.8		1.8				1.8		0
Equity Securities [Member] | US Domestic securities [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Equity Securities [Member] | US Domestic securities [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	1,282.9								1,141.1
Fair value of plan assets - ending balance	1,282.9		1,282.9				1,282.9		1,141.1
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	1,282.9		1,282.9				1,282.9		1,141.1
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	1,282.9		1,282.9				1,282.9		1,141.1
Actual Allocation percentage (in hundredths)	25.10%		25.10%				25.10%		26.70%
Equity Securities [Member] | International [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	871.5								814.3
Fair value of plan assets - ending balance	871.5		871.5				871.5		814.3
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	871.5		871.5				871.5		814.3
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	871.5		871.5				871.5		814.3
Equity Securities [Member] | International [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Equity Securities [Member] | International [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Equity Securities [Member] | International [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	871.5								814.3
Fair value of plan assets - ending balance	871.5		871.5				871.5		814.3
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	871.5		871.5				871.5		814.3
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	871.5		871.5				871.5		814.3
Actual Allocation percentage (in hundredths)	17.10%		17.10%				17.10%		19.10%
Equity Securities [Member] | Common/collective trusts [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Equity Securities [Member] | Common/collective trusts [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	866.3								593.9
Fair value of plan assets - ending balance	866.3		866.3				866.3		593.9
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	866.3		866.3				866.3		593.9
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	866.3		866.3				866.3		593.9
Equity Securities [Member] | Common/collective trusts [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Equity Securities [Member] | Common/collective trusts [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	866.3								593.9
Fair value of plan assets - ending balance	866.3		866.3				866.3		593.9
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	866.3		866.3				866.3		593.9
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	866.3		866.3				866.3		593.9
Actual Allocation percentage (in hundredths)	17.00%		17.00%				17.00%		13.90%
Equity Securities [Member] | Domestic real estate [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	31.8								2.2
Fair value of plan assets - ending balance	31.8		31.8				31.8		2.2
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	31.8		31.8				31.8		2.2
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	31.8		31.8				31.8		2.2
Equity Securities [Member] | Domestic real estate [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Equity Securities [Member] | Domestic real estate [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Equity Securities [Member] | Domestic real estate [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	31.8								2.2
Fair value of plan assets - ending balance	31.8		31.8				31.8		2.2
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	31.8		31.8				31.8		2.2
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	31.8		31.8				31.8		2.2
Actual Allocation percentage (in hundredths)	0.60%		0.60%				0.60%		0.00%
Equity Securities [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	2,184.4								1,957.6
Fair value of plan assets - ending balance	2,184.4		2,184.4				2,184.4		1,957.6
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	2,184.4		2,184.4				2,184.4		1,957.6
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	2,184.4		2,184.4				2,184.4		1,957.6
Equity Securities [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	868.1								593.9
Fair value of plan assets - ending balance	868.1		868.1				868.1		593.9
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	868.1		868.1				868.1		593.9
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	868.1		868.1				868.1		593.9
Equity Securities [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Equity Securities [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance							2,551.5
Fair value of plan assets - ending balance	3,052.5		3,052.5				3,052.5		2,551.5
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	3,052.5		3,052.5				3,052.5		2,551.5
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	3,052.5		3,052.5				3,052.5		2,551.5
Actual Allocation percentage (in hundredths)	59.80%		59.80%				59.80%		59.70%
Minimum target allocation (in hundredths)							48.00%		50.00%
Maximum target allocation (in hundredths)							58.00%		60.00%
Real estate [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Real estate [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								0
Fair value of plan assets - ending balance	0		0				0		0
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		0
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		0
Real estate [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	395.3								353
Fair value of plan assets - ending balance	395.3		395.3				395.3		353
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	395.3		395.3				395.3		353
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	395.3		395.3				395.3		353
Real estate [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	395.3								353
Fair value of plan assets - ending balance	395.3		395.3				395.3		353
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	395.3		395.3				395.3		353
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	395.3		395.3				395.3		353
Actual Allocation percentage (in hundredths)	7.70%		7.70%				7.70%		8.30%
Real estate [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Actual return (loss) on plan assets							54		(92.8)
Defined benefit plan reconciliation of Level 3 Plan Assets [Roll Forward]
Beginning balance							353		425
Actual return on plan assets							54		(92.8)
Purchases, sales and settlements							(11.7)		20.8
Transfers into (out of) Level 3									0	[3]
Ending Balance	395.3		395.3				395.3		353
Other Assets [Member] | Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0								29.7
Fair value of plan assets - ending balance	0		0				0		29.7
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0		0				0		29.7
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0		0				0		29.7
Other Assets [Member] | Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	0.3								1.2
Fair value of plan assets - ending balance	0.3		0.3				0.3		1.2
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	0.3		0.3				0.3		1.2
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	0.3		0.3				0.3		1.2
Other Assets [Member] | Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	203.6								151.4
Fair value of plan assets - ending balance	203.6		203.6				203.6		151.4
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	203.6		203.6				203.6		151.4
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	203.6		203.6				203.6		151.4
Other Assets [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	203.9								182.3
Fair value of plan assets - ending balance	203.9		203.9				203.9		182.3
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	203.9		203.9				203.9		182.3
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	203.9		203.9				203.9		182.3
Actual Allocation percentage (in hundredths)	4.00%		4.00%				4.00%		4.30%
Other Assets [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Actual return (loss) on plan assets							12.4		9.4
Defined benefit plan reconciliation of Level 3 Plan Assets [Roll Forward]
Beginning balance							151.4		138.7
Actual return on plan assets							12.4		9.4
Purchases, sales and settlements							40.5		4.5
Transfers into (out of) Level 3									(1.2)	[3]
Ending Balance	204.3		204.3				204.3		151.4
Other investments [Member] | Pension Plans [Member]
Defined Benefit Plan Fair Value Disclosure [Line Items]
Minimum target allocation (in hundredths)							10.00%		10.00%
Maximum target allocation (in hundredths)							18.00%		20.00%
Fair value, inputs, Level 1 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	2,417.1	[2]							2,087.9	[1]
Fair value of plan assets - ending balance	2,417.1	[2]	2,417.1	[2]			2,417.1	[2]	2,087.9	[1]
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	2,417.1	[2]	2,417.1	[2]			2,417.1	[2]	2,087.9	[1]
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	2,417.1	[2]	2,417.1	[2]			2,417.1	[2]	2,087.9	[1]
Fair value, inputs, Level 2 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	2,090.4	[2]							1,679.6	[1]
Fair value of plan assets - ending balance	2,090.4	[2]	2,090.4	[2]			2,090.4	[2]	1,679.6	[1]
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	2,090.4	[2]	2,090.4	[2]			2,090.4	[2]	1,679.6	[1]
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	2,090.4	[2]	2,090.4	[2]			2,090.4	[2]	1,679.6	[1]
Fair value, inputs, Level 3 [Member] | Pension Plans [Member]
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance	599.6	[2]							504.4	[1]
Fair value of plan assets - ending balance	599.6	[2]	599.6	[2]			599.6	[2]	504.4	[1]
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	599.6	[2]	599.6	[2]			599.6	[2]	504.4	[1]
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	599.6	[2]	599.6	[2]			599.6	[2]	504.4	[1]
Pension Plans [Member]
Changes in the benefit obligations [Roll Forward]
Benefit obligation beginning of period							5,346.1		4,742.8
Service cost							65.7		48.3		45.3
Interest cost							299.5		316.5		312.2
Actuarual loss							394.3		528.6
Benefits paid							(284.4)		(290.1)
Benefit obligation end of period	5,821.2		5,821.2				5,821.2		5,346.1		4,742.8
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance							4,394.9		3,877.2
Actual return (loss) on plan assets							604.7		736.2
Employer contributions							528.6		71.6
Benefits paid							(284.4)		(290.1)
Fair value of plan assets - ending balance	5,243.8		5,243.8				5,243.8		4,394.9		3,877.2
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	5,821.2		5,821.2				5,821.2		5,346.1		4,742.8
Fair value of plan assets	5,243.8		5,243.8				5,243.8		4,394.9		3,877.2
Funded status of pension and postretirement benefit plan	(577.4)		(577.4)				(577.4)		(951.2)
Reconciliation of funded status of plans to the net amounts recognized as assets or liabilities on the balance sheet [Abstract]
Funded status of pension and postretirement benefit plan	(577.4)		(577.4)				(577.4)		(951.2)
Unrecognized prior service credit (narrative)	(2.8)		(2.8)				(2.8)		(16.3)
Unrealized net actuarial losses (narrative)	2,380.3		2,380.3				2,380.3		2,404.2
Amount recognized in accumulated other comprehensive loss	(2,377.5)		(2,377.5)				(2,377.5)		(2,387.9)
Net amount of liabilities recognized at period-end							(577.4)		(951.2)
Liabilities recognized on the balance sheet of our pension and postretirement benefit plan [Abstract]
Accrued benefit liabilities reflected in other current liabilities	(84.6)		(84.6)				(84.6)		(71.5)
Accrued benefit liabilities reflected in other long-term liabilities	(492.8)		(492.8)				(492.8)		(879.7)
Net amount of liabilities recognized at period-end							(577.4)		(951.2)
Operating component: [Abstract]
Service cost							65.7		48.3		45.3
(Accretion) amortization of prior service cost							(1.6)		(2.2)		(2.1)
Curtailment gain							(11.9)		0		0
Total operating component							52.2	[4]	46.1	[4]	43.2	[4]
Financing component: [Abstract]
Interest cost							299.5		316.5		312.2
Expected return on plan assets							(350.9)		(319)		(484.5)
Recognized net actuarial loss							163.3		215.8		6.3
Total financing component							111.9	[4]	213.3	[4]	(166)	[4]
Net periodic benefit cost (income)							164.1		259.4		(122.8)
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)							5.67%		6.89%		6.57%
Expected long-term return on plan assets (in hundredths)							8.00%		8.50%		8.50%
Rate of increase in future compensation levels (Defined Benefit Plans) (in hundredths)							4.51%		4.51%		4.51%
Expected future benefit payments [Abstract]
2011	328.2		328.2				328.2
2012	335.4		335.4				335.4
2013	343.2		343.2				343.2
2014	351.4		351.4				351.4
2015	359.5		359.5				359.5
2016-2020	1,870.1		1,870.1				1,870.1
Expected return on plan assets percentage [Abstract]
Expected return on plan assets							(350.9)		(319)		(484.5)
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	5,243.8		5,243.8				5,243.8		4,394.9		3,877.2
Defined benefit plan reconciliation of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets							604.7		736.2
Defined contribution retirement savings plan [Abstract]
Voluntary cash contribution to pension plan							528.6		71.6
Unrecognized prior service credit (narrative)	(2.8)		(2.8)				(2.8)		(16.3)
Unrealized net actuarial losses (narrative)	2,380.3		2,380.3				2,380.3		2,404.2
Debt Securities [Member] | OPEB Plans [Member]
Defined Benefit Plan Fair Value Disclosure [Line Items]
Actual Allocation percentage (in hundredths)	90.00%		90.00%				90.00%		87.00%
Minimum target allocation (in hundredths)							80.00%		80.00%
Maximum target allocation (in hundredths)							90.00%		90.00%
Equity Securities [Member] | OPEB Plans [Member]
Defined Benefit Plan Fair Value Disclosure [Line Items]
Actual Allocation percentage (in hundredths)	8.00%		8.00%				8.00%		8.00%
Minimum target allocation (in hundredths)							5.00%		5.00%
Maximum target allocation (in hundredths)							15.00%		15.00%
Real estate [Member] | OPEB Plans [Member]
Defined Benefit Plan Fair Value Disclosure [Line Items]
Actual Allocation percentage (in hundredths)	2.00%		2.00%				2.00%		5.00%
Minimum target allocation (in hundredths)							0.00%		0.00%
Maximum target allocation (in hundredths)							10.00%		10.00%
OPEB Plans [Member]
Changes in the benefit obligations [Roll Forward]
Benefit obligation beginning of period							330.5		329.6
Service cost							0.2		0.2		0.3
Interest cost							17.9		21.7		20
Actuarual loss							10.8		12.7
Benefits paid							(26.1)		(33.7)
Benefit obligation end of period	333.3		333.3				333.3		330.5		329.6
Fair value of plan assets [Roll Forward]
Fair value of plan assets - beginning balance							67.9		67.3
Actual return (loss) on plan assets							2		4.6
Employer contributions							22.8		29.7
Benefits paid							(26.1)		(33.7)
Fair value of plan assets - ending balance	66.6		66.6				66.6		67.9		67.3
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	333.3		333.3				333.3		330.5		329.6
Fair value of plan assets	66.6		66.6				66.6		67.9		67.3
Funded status of pension and postretirement benefit plan	(266.7)		(266.7)				(266.7)		(262.6)
Reconciliation of funded status of plans to the net amounts recognized as assets or liabilities on the balance sheet [Abstract]
Funded status of pension and postretirement benefit plan	(266.7)		(266.7)				(266.7)		(262.6)
Unrecognized prior service credit (narrative)	(40.8)		(40.8)				(40.8)		(44.4)
Unrealized net actuarial losses (narrative)	101.7		101.7				101.7		93.9
Amount recognized in accumulated other comprehensive loss	(60.9)		(60.9)				(60.9)		(49.5)
Net amount of liabilities recognized at period-end							(266.7)		(262.6)
Liabilities recognized on the balance sheet of our pension and postretirement benefit plan [Abstract]
Accrued benefit liabilities reflected in other current liabilities	(26.9)		(26.9)				(26.9)		(28.7)
Accrued benefit liabilities reflected in other long-term liabilities	(239.8)		(239.8)				(239.8)		(233.9)
Net amount of liabilities recognized at period-end							(266.7)		(262.6)
Operating component: [Abstract]
Service cost							0.2		0.2		0.3
(Accretion) amortization of prior service cost							(3.6)		(3.7)		(3.7)
Curtailment gain							0		0		0
Total operating component							(3.4)	[4]	(3.5)	[4]	(3.4)	[4]
Financing component: [Abstract]
Interest cost							17.9		21.7		20
Expected return on plan assets							(3.7)		(3.6)		(3.8)
Recognized net actuarial loss							4.6		3.4		2.6
Total financing component							18.8	[4]	21.5	[4]	18.8	[4]
Net periodic benefit cost (income)							15.4		18		15.4
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)							5.64%		6.92%		6.35%
Expected long-term return on plan assets (in hundredths)							5.50%		5.50%		5.50%
Rate of increase in future compensation levels (Defined Benefit Plans) (in hundredths)							0.00%		0.00%		0.00%
Expected future benefit payments [Abstract]
2011	26.9		26.9				26.9
2012	26.2		26.2				26.2
2013	25.7		25.7				25.7
2014	25.5		25.5				25.5
2015	25.3		25.3				25.3
2016-2020	117.9		117.9				117.9
Expected return on plan assets percentage [Abstract]
Expected return on plan assets							(3.7)		(3.6)		(3.8)
Defined Benefit Plan Fair Value Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets	66.6		66.6				66.6		67.9		67.3
Defined benefit plan reconciliation of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets							2		4.6
Defined contribution retirement savings plan [Abstract]
Voluntary cash contribution to pension plan							22.8		29.7
Unrecognized prior service credit (narrative)	(40.8)		(40.8)				(40.8)		(44.4)
Unrealized net actuarial losses (narrative)	$ 101.7		$ 101.7				$ 101.7		$ 93.9

[1]	Excludes $123.0 million of cash and cash equivalents and other receivables.
[2]	Excludes $136.7 million of cash and cash equivalents and other receivables.
[3]	At January 1, 2010, we changed our practice for reporting transfers into (out of) Level 3. Effective January 1, 2010, we use the fair value of these assets at the end of the reporting period for all financial asset transfers. Prior to January 1, 2010, for financial assets that were transferred into (out of) Level 3, we used the fair value of the assets at the end (beginning) of the reporting period.
[4]	The operating component of this expense is allocated to our business segments, and the financing component is allocated to our Corporate Financing segment. Our Corporate Financing segment is not a business segment but is added back to our business segments to reconcile to our consolidated results. Refer to Note 19 on page 95 for additional information on our business segments.

Stock-based Employee Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Common shares available for issuance under the Plans (in shares)	51,000,000
Maximum vesting percentage for stock options and stock appreciation rights (in hundredths)	100.00%
Stock Option and Stock Appreciation Rights Vesting period (in years)	three
Stock Options and Stock Appreciation Rights portion vesting each year	0.33
Number of years after grant vested stock appreciation rights and stock options may be exercised (in years)	10
Number of shares of common stock employees receives for each restricted stock unit granted, net of taxes, at the end of the vesting period (in shares)	1
The maximum percentage of vested performance stock unit's to the original number of units granted (in hundredths)	200.00%
The minimum percentage of vested performance stock unit's to the original number of units granted (in hundredths)	0.00%
Weighted average per share fair value of stock appreciation rights granted (in dollars per share)			$ 11.37		$ 14.71
Assumptions used to calculate the weighted-average fair value of options and SARs [Abstract]
Dividend yield			0.10%		0.10%
Expected volatility (in hundredths)			39.80%		31.70%
Risk-free interest rates (in hundredths)			1.80%		2.50%
Expected term (in years)			4.6		4.4
Number of stock options and stock appreciation rights [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year (in million shares)	44,100,000		41,900,000		40,500,000
Stock options and stock appreciation rights granted during period (in million shares)	0	[1]	5,600,000		4,900,000
Stock options and stock appreciation rights exercised (in million shares)	(5,000,000)		(2,500,000)		(2,500,000)
Stock options and stock appreciation rights expired or forfeited (in million shares)	(1,300,000)		(900,000)		(1,000,000)
Stock options and stock appreciation rights outstanding at end of year (in million shares)	37,800,000		44,100,000		41,900,000
Stock options and stock appreciation rights exercisable at end of year (in million shares)	33,300,000		34,600,000		33,400,000
Weighted Average Exercise Price [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average exercise price (in dollars per share)	$ 28.88		$ 27.5		$ 24.31
Stock options and stock appreciation rights granted weighted average exercise price (in dollars per share)	$ 29.2		$ 32		$ 49.34
Stock options and stock appreciation rights exercised weighted average exercise price (in dollars per share)	$ 10.65		$ 10.01		$ 14.13
Stock options and stock appreciation rights forfeited weighted average exercise price (in dollars per share)	$ 37.32		$ 36.34		$ 38.19
Stock options and stock appreciation rights outstanding at end of period weighted average exercise price (in dollars per share)	$ 31.01		$ 28.88		$ 27.5
Stock options and stock appreciation rights exercisable at end of year weighted average exercise price (in dollars per share)	$ 30.22		$ 26.16		$ 22.48
Weighted Average Remaining Contractual Life [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average remaining contractual life (in years)	4.7		4.9		5.3
Stock options and stock appreciation rights outstanding at end of period weighted average remaining contractual life (in years)	4.1		4.7		4.9
Stock options and stock appreciation rights exercisable at end of year weighted average remaining contractual life (in years)	3.6		3.7		4
Aggregate Intrinsic Value [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year aggregate intrinsic value	$ 356,600,000		$ 347,000,000		$ 1,352,600,000
Stock options and stock appreciation rights exercised aggregate intrinsic value during period	102,400,000		46,900,000		75,500,000
Stock options and stock appreciation rights outstanding at end of period aggregate intrinsic value	232,900,000		356,600,000		347,000,000
Stock options and stock appreciation rights exercisable at end of year aggregate intrinsic value (in dollars per share)	232,100,000		355,000,000		345,900,000
Activity under various plans [Abstract]
Cash received from stock option exercises	43,200,000		14,900,000		29,700,000
Intrinsic value of options and SARs exercised and stock units vested	140,300,000		80,900,000		98,200,000
Tax benefits realized for the tax deductions from stock options and stock appreciation rights	49,100,000		27,600,000		32,500,000
Fair value of stock options, stock appreciation rights and stock units vested	105,700,000		98,700,000		86,500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in dollars per share)	37,800,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.1Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 31.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	232,900,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	33,300,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 30.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	232,100,000
Summary of the status of restricted stock units, market stock units, and performance stock units [Roll Forward]
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year (in shares)	3,100,000		2,400,000		1,400,000
Restricted stock units, market stock units, and performance stock units during period - Granted (in shares)	3,800,000		1,800,000		1,500,000
Restricted stock units, market stock units, and performance stock units - Vested (in shares)	(1,300,000)		(1,100,000)		(400,000)
Restricted stock units, market stock units, and performance stock units - Forfeited (in shares)	(600,000)		0		(100,000)
Outstanding restricted stock units, market stock units and performance stock units at end of year (in shares)	5,000,000		3,100,000		2,400,000
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year - weighted-average grant date fair value (in dollars per share)	$ 34.6	[2]	$ 42.98	[2]	$ 46.15	[2]
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Granted (in dollars per share)	$ 29.22		$ 30.27		$ 39.81
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Vested (in dollars per share)	$ 34.22		$ 45.11		$ 44.78
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Forfeited (in dollars per share)	$ 34.78		$ 38.56		$ 45.74
Outstanding stock performance units and restricted stock units at end of year - weighted-average grant date fair value (in dollars per share)	$ 31.16		$ 34.6	[2]	$ 42.98	[2]
Pretax share-based compensation expense in general and administrative expenses recorded	110,000,000		91,000,000		96,000,000
Related tax benefits recorded	30,000,000		32,000,000		34,000,000
Total unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units	110,000,000
Weighted-average period unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units is expected to be recognized (in years)	1.3
Minimum vesting percentage for market stock units (in hundredths)	0.00%
Maximum vesting percentage for market stock units (in hundredths)	150.00%
Market stock units vesting period	two
Maximum vesting percentage for restricted stock units prior to 2010 (in hundredths)	100.00%
Restricted Stock Units Vesting period prior to 2010 (in years)	three
Restricted Stock Units portion vesting each year prior to 2010 (in hundredths)	0.33
Performance Stock Units Performance Period (years)	1Y		2Y		2Y
Weighted average per share fair value of market stock units granted (in dollars per share)	$ 33.85
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)	0.10%
Historical volatility market stock units (in hundredths)	58.70%
Risk-free interest rates market stock units (in hundredths)	0.90%
Initial Price for market stock units	29.2
Term of the U.S. Treasury rate on which the risk-free interest rate assumptions for valuing market stock units is based (in years)	5Y
Annualized volatility of stock for valuing market stock units	two
Rounded financial information	0
Maximum vesting percentage for restricted stock units after 2010 (in hundredths)	100.00%
Restricted Stock Units Vesting period after 2010 (in years)	three
Restricted Stock Units portion vesting each year after 2010 (in hundredths)	0.33
Preformance Stock Units Vesting Period	2		2		2
Price Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in dollars per share)	2,600,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	0.9Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 8.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	57,100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	2,600,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 8.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	57,100,000
Price Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in dollars per share)	11,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	2.1Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 14.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	173,700,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	11,000,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 14.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	173,600,000
Price Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in dollars per share)	300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	7.2Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 23.95
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	2,100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	200,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 23.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	1,400,000
Price Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in dollars per share)	10,800,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	5.4Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 32.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	7,700,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 33.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	0
Price Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in dollars per share)	4,800,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	5.6Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 43.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	4,800,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 43.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	0
Price Range 6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in dollars per share)	8,300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	5Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 50.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	7,000,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 50.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 0

[1]	Rounds to zero
[2]	There were no MSU transactions prior to February 2010 and no PSU transactions prior to February 2008.

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Current taxes:[Abstract]
Federal	$ 555.9		$ 657.4		$ 744.6
State	22.8		61.2		25.5
Total current taxes	578.7		718.6		770.1
Deferred taxes (benefits):[Abstract]
Deferred Federal	288.3		(81.1)		19.4
Deferred State	10.4		(12.8)		0.6
Total deferred income taxes	298.7		(93.9)		20
Total income taxes	877.4		624.7		790.1
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income before income taxes	2,644.2		1,901.2		2,174.2
Tax rate (in hundredths)	35.00%		35.00%		35.00%
Income tax expense (benefit) at statutory rate	925.5		665.4		761
Tax effect of:[Abstract]
Valuation allowance	(36.6)		(19.4)		56
Other, net	(11.5)		(21.3)		(26.9)
Income taxes	877.4		624.7		790.1
Deferred tax assets:[Abstract]
Reserve for anticipated future losses on discontinued products	201		194.4
Employee and postretirement benefits	488.8		626.1
Investments, net	133.8		268.5
Deferred policy acquisition costs	41.9		51.4
Insurance reserves	107.2		172.2
Net operating loss	33.2		35.6
Other	90.3		115.8
Gross deferred tax assets	1,096.2		1,464
Less: Valuation allowance	33		71.8
Deferred tax assets, net of valuation allowance	1,063.2		1,392.2
Deferred tax liabilities:[Abstract]
Unrealized gains on investment securities	227.7		194.9
Goodwill and other acquired intangible assets	267		256.8
Depreciation and amortization	211.6		223.7
Total gross deferred tax liabilities	706.3		675.4
Net deferred tax assets	356.9	[1]	716.8	[1]
Classified as current assets	327		439.5
Classified as noncurrent assets	29.9		277.3
Net income taxes paid	$ 674		$ 634		$ 906

[1]	Includes $327.0 million and $439.5 million classified as current assets at December 31, 2010 and 2009, respectively, and $29.9 million and $277.3 million classified as long-term assets at December 31, 2010 and 2009, respectively.

Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Debt Instrument [Line Items]
Total long-term debt	$ 4,382,500,000	$ 3,639,500,000
Less current portion of long-term debt	899,900,000	0
Total long-term debt, less current portion	3,482,600,000	3,639,500,000
Commercial paper outstanding	0	480,800,000
Weighted average interest rate of commercial paper (in hundredths)		0.38%
Interest paid	243,000,000	244,000,000	228,000,000
Unsecured revolving credit agreement	1,500,000,000
Maximum amount of letters of credit issuable under credit facility	200,000,000
Maximum borrowing capacity under revolving credit agreement	2,000,000,000
Range of facility fees under revolving credit agreement, minimum (in hundredths)	0.05%
Range of facility fees under revolving credit agreement, maximum (in hundredths)	0.18%
Facility fee (in hundredths)	0.06%
Ratio of total debt to consolidated capitalization	0.5 to 1.0
Aggregate notional value of interest rate swaps	500,000,000
Aggregate fair value of interest rate swaps		42,000,000
Interest rate swap settlements	38,000,000		10,000,000
Senior notes, 5.75%, due 2011
Debt Instrument [Line Items]
Total long-term debt	450,000,000	449,900,000
Stated interest rate (in hundredths)	5.57%	5.57%
Senior Notes Maturity Date	2,011	2,011
Senior notes, 7.875%, due 2011
Debt Instrument [Line Items]
Total long-term debt	449,900,000	449,500,000
Stated interest rate (in hundredths)	7.88%	7.88%
Senior Notes Maturity Date	2,011	2,011
Senior notes, 6.0%, due 2016
Debt Instrument [Line Items]
Total long-term debt	747,600,000	747,100,000
Stated interest rate (in hundredths)	6.00%	6.00%
Senior Notes Maturity Date	2,016	2,016
Senior notes, 6.5%, due 2018
Debt Instrument [Line Items]
Total long-term debt	498,900,000	498,800,000
Stated interest rate (in hundredths)	6.50%	6.50%
Face amount at maturity			500,000,000
Senior Notes Maturity Date	2,018	2,018
Senior notes, 3.95%, due 2020
Debt Instrument [Line Items]
Total long-term debt	741,700,000	0
Stated interest rate (in hundredths)	3.95%	395.00%
Face amount at maturity	750,000,000
Senior Notes Maturity Date	2,020	2,020
Senior notes, 6.625%, due 2036
Debt Instrument [Line Items]
Total long-term debt	798,700,000	798,600,000
Stated interest rate (in hundredths)	6.63%	6.63%
Senior Notes Maturity Date	2,036	2,036
Senior notes, 6.75%, due 2037
Debt Instrument [Line Items]
Total long-term debt	$ 695,700,000	$ 695,600,000
Stated interest rate (in hundredths)	6.75%	6.75%
Senior Notes Maturity Date	2,037	2,037

Capital Stock (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Common Stock Repurchase Programs [Line Items]
Number of shares purchased (in shares)	52.4	28.9	42.9
Amount of repurchases under the program	$ 1,606	$ 773	$ 1,787.7
Repurchase authorizations remaining at period end	735.2	591.2	614.2
Common stock cash dividend, per share (in dollars per share)	$ 0.04
Amount of common stock cash dividend	(16.1)	(17.3)	(18.4)
Number of authorized Class A voting preferred stock (in shares)	8
Number of authorized Class A voting preferred stock, par value per share (in dollars per share)	$ 0.01
Number of undesignated shares available (in shares)	323
Authorization Date, September 28, 2007 [Member]
Schedule of Common Stock Repurchase Programs [Line Items]
Purchases are not to exceed	1,250
Number of shares purchased (in shares)			19.7
Amount of repurchases under the program			901.9
Authorization Date, February 29, 2008 [Member]
Schedule of Common Stock Repurchase Programs [Line Items]
Purchases are not to exceed	750
Number of shares purchased (in shares)			17.4
Amount of repurchases under the program			750
Authorization Date, June 27, 2008 [Member]
Schedule of Common Stock Repurchase Programs [Line Items]
Purchases are not to exceed	750
Number of shares purchased (in shares)		23.6	5.8
Amount of repurchases under the program		614.2	135.8
Authorization Date, February 27, 2009 [Member]
Schedule of Common Stock Repurchase Programs [Line Items]
Purchases are not to exceed	750
Number of shares purchased (in shares)	19.1	5.3
Amount of repurchases under the program	591.2	158.8
Authorization Date, July 30, 2010 [Member]
Schedule of Common Stock Repurchase Programs [Line Items]
Purchases are not to exceed	1,000
Number of shares purchased (in shares)	32.9
Amount of repurchases under the program	1,000
Authorization Date, December 3, 2010 [Member]
Schedule of Common Stock Repurchase Programs [Line Items]
Purchases are not to exceed	750
Number of shares purchased (in shares)	0.4
Amount of repurchases under the program	$ 14.8

Dividend Restrictions and Statutory Surplus (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statutory Accounting Practices [Line Items]
Statutory amount available for dividend payments	$ 1,600,000,000
Statutory net income	1,779,700,000	1,308,800,000	1,815,800,000
Statutory capital and surplus	$ 6,179,200,000	$ 6,777,100,000	$ 5,665,600,000

Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2008	Jan. 01, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Financial Statements [Abstract]
Pretax operating expenses recorded as allowance against reinsurance recoverables	$ 42
Reinsurance recoveries	66		63	56
Reinsurance recoverables related to these obligations	1,000		960.1	986.9
Carrying value of reinsurance recoverables associated with number of reinsurers			943
Number of reinsurers with reinsurance recoverables			3
Length Of Reinsurance Agreement With Unrelated Insurer		3
Amount of Collateralized Excess Of Loss On Reinsurance Covereage		$ 150

Commitments and Contingent Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Aggregate maximum exposures under Administrative Services Contracts to banks for funding claims paid to customers	$ 250,000,000
Contractual obligations to maintain the required level of separate account assets for specific penions annuities	3,800,000,000	4,000,000,000
Rental expenses for operating leases of office space and certain computer and other equipment	152,000,000	170,000,000	176,000,000
Operating leases, future minimum payments due [Abstract]
2011	133,000,000
2012	92,000,000
2013	55,000,000
2014	43,000,000
2015	33,000,000
Funding requirements for equity limited partnership investments and commercial mortgage loans [Abstract]
2011	109,000,000
2012	56,000,000
2013	32,000,000
2014	16,000,000
2015	$ 15,000,000

Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Revenue from external customers	$ 32,962,200,000		$ 33,642,500,000		$ 30,696,600,000
Net investment income	1,056,300,000	[1]	1,036,400,000	[1]	910,000,000	[1]
Interest Expense	254,600,000		243,400,000		236,400,000
Depreciation and Amortization Expense	444,400,000		416,000,000		378,300,000
Income Taxes (benefits)	877,400,000		624,700,000		790,100,000
Operating earnings (loss)	1,555,400,000	[2]	1,237,900,000	[2]	1,920,900,000	[2]
Segment Assets	37,739,400,000		38,550,400,000		35,852,500,000
Entity-Wide information, Revenue from External Customer [Line Items]
Total revenue from external customers	32,962,200,000	[3],[4]	33,642,500,000	[3],[4]	30,696,600,000	[3],[4]
Revenues from foreign customers	429,000,000		240,000,000		145,000,000
Reconciliation of revenue from segments to consolidated [Abstract]
Revenue from external customers	32,962,200,000		33,642,500,000		30,696,600,000
Net investment income	1,056,300,000	[1]	1,036,400,000	[1]	910,000,000	[1]
Net realized capital gains (losses)	227,500,000		55,000,000		(655,900,000)
Total revenue	34,246,000,000		34,764,100,000		30,950,700,000
Long-lived assets, within the United States	529,000,000		551,000,000
Health Care [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	31,023,900,000		31,631,600,000		28,709,900,000
Net investment income	418,800,000		392,500,000		341,300,000
Interest Expense	0		0		0
Depreciation and Amortization Expense	437,500,000		409,100,000		371,400,000
Income Taxes (benefits)	954,200,000		744,900,000		875,100,000
Operating earnings (loss)	1,650,100,000	[2]	1,412,700,000	[2]	1,802,300,000	[2]
Segment Assets	20,881,500,000		20,734,700,000		19,754,500,000
Reconciliation of revenue from segments to consolidated [Abstract]
Revenue from external customers	31,023,900,000		31,631,600,000		28,709,900,000
Net investment income	418,800,000		392,500,000		341,300,000
Group Insurance [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	1,776,100,000		1,827,100,000		1,781,500,000
Net investment income	275,100,000		274,100,000		240,400,000
Interest Expense	0		0		0
Depreciation and Amortization Expense	6,900,000		6,900,000		6,900,000
Income Taxes (benefits)	53,000,000		38,700,000		(54,200,000)
Operating earnings (loss)	128,000,000	[2]	103,800,000	[2]	136,800,000	[2]
Segment Assets	5,039,300,000		4,967,400,000		4,435,000,000
Reconciliation of revenue from segments to consolidated [Abstract]
Revenue from external customers	1,776,100,000		1,827,100,000		1,781,500,000
Net investment income	275,100,000		274,100,000		240,400,000
Large Case Pensions [Member]
Entity-Wide information, Revenue from External Customer [Line Items]
Total revenue from external customers	162,200,000		183,800,000		205,200,000
Large Case Pensions [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	162,200,000		183,800,000		205,200,000
Net investment income	362,400,000		369,800,000		328,300,000
Interest Expense	0		0		0
Depreciation and Amortization Expense	0		0		0
Income Taxes (benefits)	5,000,000		8,500,000		1,200,000
Operating earnings (loss)	27,800,000	[2]	32,200,000	[2]	38,800,000	[2]
Segment Assets	11,818,600,000		12,848,300,000		12,663,000,000
Reconciliation of revenue from segments to consolidated [Abstract]
Revenue from external customers	162,200,000		183,800,000		205,200,000
Net investment income	362,400,000		369,800,000		328,300,000
Corporate Financing [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	0		0		0
Net investment income	0		0		0
Interest Expense	254,600,000		243,400,000		236,400,000
Depreciation and Amortization Expense	0		0		0
Income Taxes (benefits)	(134,800,000)		(167,400,000)		(32,000,000)
Operating earnings (loss)	(250,500,000)	[2]	(310,800,000)	[2]	(57,000,000)	[2]
Segment Assets	0		0		0
Reconciliation of revenue from segments to consolidated [Abstract]
Revenue from external customers	0		0		0
Net investment income	0		0		0
United States Federal Government [Member]
Entity-Wide Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	7,500,000,000		7,200,000,000		6,200,000,000
Segment operating earnings [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount	1,555,400,000	[5]	1,237,900,000	[5]	1,920,900,000	[5]
Net realized capital gains (losses), net of tax [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount	183,800,000	[5]	55,000,000	[5]	(482,300,000)	[5]
Severance and facility charges [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount	30,800,000	[5]	60,900,000	[5]	35,600,000	[5]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount Pretax	47,400,000		93,700,000		54,700,000
ESI Settlement [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount	0	[5]	19,600,000	[5]	0	[5]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount Pretax			30,200,000
Litigation-related insurance proceeds [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount	101,500,000	[5]	24,900,000	[5]	0	[5]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount Pretax	156,300,000		38,200,000
Contribution for the establishment of an out-of-network pricing database [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount	0	[5]	0	[5]	(20,000,000)	[5]
Allowance on reinsurance recoverable [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount	0	[5]	0	[5]	(27,400,000)	[5]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount Pretax					42,200,000
Reduction of reserve for anticipated future losses on discontinued products [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount	0	[5]	0	[5]	28,500,000	[5]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount Pretax					43,800,000
Transaction Related Costs [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount	43,100,000	[5]	0	[5]	0	[5]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated, Amount Pretax	66,200,000		0		0
Premiums earned net accident and health [Member]
Entity-Wide information, Revenue from External Customer [Line Items]
Total revenue from external customers	27,610,600,000		28,243,800,000		25,507,300,000
Health care fees and other revenue [Member]
Entity-Wide information, Revenue from External Customer [Line Items]
Total revenue from external customers	3,413,300,000		3,387,800,000		3,202,600,000
Group life [Member]
Entity-Wide information, Revenue from External Customer [Line Items]
Total revenue from external customers	1,084,900,000		1,095,600,000		1,065,200,000
Group disability [Member]
Entity-Wide information, Revenue from External Customer [Line Items]
Total revenue from external customers	639,100,000		663,700,000		630,000,000
Group long-term care [Member]
Entity-Wide information, Revenue from External Customer [Line Items]
Total revenue from external customers	$ 52,100,000		$ 67,800,000		$ 86,300,000

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 97 for additional information on our accounting for discontinued products). Net investment income includes $344.9 million, $347.8 million and $296.1 million for 2010, 2009 and 2008, respectively, related to investments supporting our experience-rated and discontinued products.
[2]	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 96.
[3]	All within the U.S., except approximately $429 million, $240 million and $145 million in 2010, 2009 and 2008, respectively, which were derived from foreign customers.
[4]	Revenue from the U.S. federal government was $7.5 billion, $7.2 billion and $6.2 billion in 2010, 2009 and 2008, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2010, 2009 and 2008.
[5]	In addition to net realized capital gains (losses), the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance: - In 2010, we recorded transaction related costs of $43.1 million ( $66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity. - Following a Pennsylvania Supreme Court ruling in June 2009, we recorded proceeds of $101.5 million ( $156.3 million pretax) in 2010 and $24.9 million ( $38.2 million pretax) in 2009 from our liability insurers related to certain litigation we settled in 2003. - In 2010, 2009 and 2008, we recorded severance and facilities charges of $30.8 million ( $47.4 million pretax), $60.9 million ( $93.7 million pretax) and $35.6 million ( $54.7 million pretax), respectively. The 2010 severance and facilities charges related to actions taken in 2010 or committed to be taken in 2011. The 2009 and 2008 severance and facilities charges related to actions previously taken. - In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ( $30.2 million pretax), net of fees and expenses, in 2009. - As a result of our agreement with the New York Attorney General to discontinue the use of Ingenix databases at a future date, in 2008 we committed to contribute $20.0 million to a non-profit organization to help create a new independent database for determining out-of-network reimbursement rates. We made that contribution in October, 2009. - As a result of the liquidation proceedings of Lehman Re Ltd. ("Lehman Re"), a subsidiary of Lehman Brothers Holdings Inc., we recorded an allowance against our reinsurance recoverable from Lehman Re of $27.4 million ( $42.2 million pretax) in 2008. This reinsurance is on a closed block of paid-up group whole life insurance business. - In 1993, we discontinued the sale of our fully guaranteed large case pension products and established a reserve for anticipated future losses on these products, which we review quarterly. Changes in this reserve are recognized when deemed appropriate. We reduced the reserve for anticipated future losses on discontinued products by $28.5 million ( $43.8 million pretax) in 2008.

Discontinued Products (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 1993
Notes to Financial Statements [Abstract]
Discontinued products reserve reduction, pretax	$ 0		$ 0		$ (43.8)
Discontinued products reserve reduction, after tax					28.5
Activity In Reserve For Anticipated Future Losses [Abstract]
Reserve, beginning of period	789.2	[1]	790.4		1,052.3
Operating loss	(15.4)		(34.8)		(93.4)
Cumulative effect of new accounting standard as of April 1, 2009 (1)	0	[2]	42.1	[2]	0	[2]
Net realized capital gains (losses)	111		(8.5)		(124.7)
Reserve reduction	0		0		(43.8)
Reserve, end of period	884.8	[1]	789.2	[1]	790.4
Assets: [Abstract]
Debt and equity securities available for sale	2,610.3	[1]	2,507.7	[1]
Mortgage loans	498.8	[1]	543.9	[1]
Other investments	603.2	[1]	630.2	[1]
Total investments	3,712.3	[1]	3,681.8	[1]
Other assets	90.4	[1]	118.6	[1]
Collateral received under securities loan agreements	35.1	[1]	33.4	[1]
Current and deferred income taxes	20.7	[1]	51.5	[1]
Receivable from continuing products	492.4	[1],[3]	463.4	[1],[3]
Total assets	4,350.9	[1]	4,348.7	[1]
Liabilities: [Abstract]
Future policy benefits	3,162.2	[1]	3,301	[1]
Policyholders' funds	10.2	[1]	12.1	[1]
Reserve for anticipated future losses on discontinued products	884.8	[1]	789.2	[1]	790.4
Collateral payable under securities loan agreements	35.1	[1]	33.4	[1]
Other liabilities	258.6	[1],[4]	213	[1],[4]
Total liabilities	4,350.9	[1]	4,348.7	[1]
Mortgage loans investment portfolio	499						5,400
Mortgage loans investment portfolio percentages (in hundredths)	13.00%						37.00%
Real Estate investment portfolio	50						500
Real Estate investment portfolio percentages (in hundredths)	1.00%						4.00%
Expected run-off of the single premium annuities	2,943.5		3,103.9		3,261.2
Expected run-off of the guaranteed invesment contracts	18		19.1		20.4
Actual run-off of the single premium annuities	3,162.2		3,301		3,446.4
Actual run-off of the guaranteed investment contracts	10.2		12.1		16.7
Scheduled Contract Maturities, Settlements And Benefit Payments	432.2		447.1		454.3
Discontinued Products Reserve Balance [Member]
Schedule of Run-Offs [Line Items]
2011	45.5
2012	44.9
2013	44
2014	43
2015	42
Thereafter	665.4
Single Premium Annuities and Guaranteed Investment Contracts Liabilities [Member]
Schedule of Run-Offs [Line Items]
2011	437.6
2012	420.7
2013	408.2
2014	384.8
2015	367.8
Thereafter	$ 4,804.5

[1]	Assets supporting the discontinued products are distinguished from assets supporting continuing products.
[2]	The adoption of new accounting guidance from other-than-temporary impairments of debt securities in 2009 resulted in a cumulative effect adjustment at April 1, 2009. Refer to Note 2 beginning on page 57 for additional information. This amount is not reflected in accumulated other comprehensive loss and retained earnings in our shareholders equity since the results of discontinued products do not impact our operating results.
[3]	The receivable from continuing products is eliminated in consolidation.
[4]	Net unrealized capital gains on available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders equity.

Schedule I: Financial Information of Aetna Inc. (Parent Company Only) (Details) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Statements of Income [Abstract]
Net investment income	$ 1,056.3	[1]	$ 1,036.4	[1]	$ 910	[1]
Other income	3,529.5	[2]	3,536.5	[2]	3,312.5	[2]
Net realized capital gains (losses)	227.5		55		(655.9)
Total revenue	34,246		34,764.1		30,950.7
Operating expenses	6,519		6,383		5,751.5
Interest expenses	254.6		243.4		236.4
Income before income taxes	2,644.2		1,901.2		2,174.2
Income tax benefit	877.4		624.7		790.1
Equity in earnings of affiliates, net	33.1		15.7		(159.1)
Net income	1,766.8		1,276.5		1,384.1
Amortization of other acquired intangible assets, after tax	95.2		97.2		108.2
Current assets: [Abstract]
Cash and cash equivalents	1,867.6		1,203.6		1,179.5
Investments	2,169.7		2,922.7
Other receivables	692.6		626.7
Income taxes receivable	210.1		89.5
Deferred income taxes	327		439.5
Other current assets	651.3		551.4
Total current assets	6,994.2		6,883
Long-term investments	17,546.3		17,051.1
Deferred income taxes	29.9		277.3
Other long-term assets	742.4		781.1
Total assets	37,739.4		38,550.4		35,852.5
Current liabilities: [Abstract]
Short-term debt	0		480.8
Current portion of long-term debt	899.9		0
Accrued expenses and other current liabilities	2,436.8		2,380
Total current liabilities	8,736.9		8,359.9
Long-term debt, less current portion	3,482.6		3,639.5
Other long-term liabilities	1,226.5		1,546.9
Total liabilities	27,848.6		29,046.6
Shareholders' equity: [Abstract]
Common stock ( $.01 par value; 2.7 billion shares authorized; 384.4 million and 430.8 million shares issued and outstanding in 2010 and 2009, respectively) and additional paid-in capital	651.5		470.1
Retained earnings	10,401.9		10,256.7
Accumulated other comprehensive income	(1,162.6)		(1,223)		(1,881.3)		(288.4)
Total shareholders' equity	9,890.8		9,503.8		8,186.4
Total liabilities and shareholders' equity	37,739.4		38,550.4
Par value of common stock (in dollars per share)	$ 0.01		$ 0.01
Number of shares authorized (in shares)	2,700,000,000		2,700,000,000
Number of shares issued and outstanding (in shares)	384,400,000		430,800,000		456,300,000
Statements of Shareholders' Equity [Abstract]
Beginning balance (in shares)	430,800,000		456,300,000
Beginning balance	9,503.8		8,186.4		10,038.4
Cumulative effect of adopting a new accounting standard			(53.7)	[3]
Comprehensive (loss) income:
Net Income (Loss)	1,766.8		1,276.5		1,384.1
Other comprehensive income: [Abstract]
Net unrealized (loss) gains on securities	114.3		619		(282.6)
Net foreign currency and derivative losses	(52.6)		34		(15.7)
Pension and OPEB plans	(1.3)		59		(1,294.6)
Other comprehensive income	60.4		712		(1,592.9)
Common shares issued for benefit plans, including tax benefits	181.9		119.2		162.9
Repurchases of common shares	(1,606)		(773)		(1,787.7)
Dividends declared ( $0.04 per share)	(16.1)		(17.3)		(18.4)
Ending balance (in shares)	384,400,000		430,800,000		456,300,000
Ending balance	9,890.8		9,503.8		8,186.4
Dividends declared, per share (in dollars per share)	$ 0.04		$ 0.04		$ 0.04
Cash flows from operating activities:
Net income	1,766.8		1,276.5		1,384.1
Adjustments to reconcile net income to net cash used for operating activities:
Equity earnings of affiliates	33.1		15.7		(159.1)
Stock-based compensation expense	110.4		90.7		95.7
Net realized capital losses	227.5		55		(655.9)
Net change in other assets and other liabilities	(309.3)		570.4		(116.3)
Net cash provided by operating activities	1,412.1		2,488.3		2,206.9
Cash flows from investing activities: [Abstract]
Proceeds from sales and maturities of investments	11,966.7		10,029.6		11,681.2
Cost of investments	(11,043.4)		(11,592.2)		(12,307.9)
Net cash provided by (used for) investing activities	634.5		(1,999.7)		(1,073.3)
Cash flows from financing activities: [Abstract]
Proceeds from issuance of long-term debt, net of issuance costs	697.8		0		484.8
Net issuance of short-term debt	480.8		(266.1)		(85.6)
Common shares issued under benefit plans	43.2		14.8		29.7
Stock-based compensation tax benefits	22.5		5.1		27.8
Common shares repurchased	1,606		773		1,787.7
Collateral held on interest rate swaps	(41.7)		41.7		0
Dividends paid to shareholders	16.1		17.3		18.4
Net cash used for financing activities	1,382.6		464.5		1,208.1
Net increase (decrease) in cash and cash equivalents	664		24.1		(74.5)
Cash and cash equivalents, beginning of period	1,203.6		1,179.5		1,254
Cash and cash equivalents, end of period	1,867.6		1,203.6		1,179.5
Supplemental cash flow information: [Abstract]
Interest paid	243		244		228
Dividends declared ( $0.04 per share)	(16.1)		(17.3)		(18.4)
Amortization of other acquired intangible assets	95.2		97.2		108.2
Common Shares Outstanding [Member] | Parent Company [Member]
Statements of Shareholders' Equity [Abstract]
Beginning balance (in shares)					496,300,000
Other comprehensive income: [Abstract]
Common shares issued for benefit plans, including tax benefits (in shares)	6,000,000		3,400,000		2,900,000
Repurchases of common shares					(0.5)
Repurchases of common shares (in shares)			28,900,000		42,900,000
Common Stock and Additional Paid-in Capital [Member] | Parent Company [Member]
Other comprehensive income: [Abstract]
Other comprehensive income					0
Total comprehensive (loss) income					0
Common shares issued for benefit plans, including tax benefits	181.9		119.2		162.9
Repurchases of common shares	(0.5)		(0.3)
Retained Earnings [Member] | Parent Company [Member]
Statements of Shareholders' Equity [Abstract]
Cumulative effect of adopting a new accounting standard			53.7
Other comprehensive income: [Abstract]
Other comprehensive income					0
Total comprehensive (loss) income					0
Common shares issued for benefit plans, including tax benefits					0
Repurchases of common shares	(1,605.5)		(772.7)		(1,787.2)
Dividends declared ( $0.04 per share)	(16.1)		(17.3)		(18.4)
Supplemental cash flow information: [Abstract]
Dividends declared ( $0.04 per share)	(16.1)		(17.3)		(18.4)
Other Comprehensive (Loss) Income [Member] | Parent Company [Member]
Statements of Shareholders' Equity [Abstract]
Cumulative effect of adopting a new accounting standard			(53.7)
Other comprehensive income: [Abstract]
Net unrealized (loss) gains on securities			619		(282.6)
Net foreign currency and derivative losses			34
Total comprehensive (loss) income					0
Repurchases of common shares					0
Comprehensive Income (Loss) [Member] | Parent Company [Member]
Other comprehensive income: [Abstract]
Net unrealized (loss) gains on securities	0
Pension and OPEB plans	0				0
Other comprehensive income	60.4				(1,592.9)
Total comprehensive (loss) income	1,827.2		1,988.5		(208.8)
Parent Company [Member]
Statements of Income [Abstract]
Net investment income	1.5		2.8		10.5
Other income	0		30.2		0
Net realized capital gains (losses)	3		(3.5)		(11.6)
Total revenue	4.5		29.5		(1.1)
Operating expenses	(27.8)		95.8		69.9
Interest expenses	254.6		243.5		236
Total expenses	226.8		339.3		305.9
Income before income taxes	(222.3)		(309.8)		(307)
Income tax benefit	66.6		104.7		86.6
Equity in earnings of affiliates, net	1,922.5	[4]	1,481.6	[4]	1,604.5	[4]
Net income	1,766.8		1,276.5		1,384.1
Current assets: [Abstract]
Cash and cash equivalents	479.5		75.3		33.8
Investments	90		43.7
Other receivables	73.1		142.5
Income taxes receivable	24.6		0
Deferred income taxes	50.8		70.4
Other current assets	14.3		13
Total current assets	732.3		344.9
Investment in affiliates	14,293.3	[5]	14,285.1	[5]
Long-term investments	0		42.2
Deferred income taxes	471.4		578.7
Other long-term assets	28.1		26
Total assets	15,525.1		15,276.9		35,852.5
Current liabilities: [Abstract]
Short-term debt	0		480.8
Current portion of long-term debt	899.9		0
Income tax payable	0		6.4
Accrued expenses and other current liabilities	316.2		341.4
Total current liabilities	1,216.1		828.6
Long-term debt, less current portion	3,482.6		3,639.5
Employee benefit liabilities	897.1		1,269.3
Other long-term liabilities	38.5		35.7
Total liabilities	5,634.3		5,773.1
Shareholders' equity: [Abstract]
Common stock ( $.01 par value; 2.7 billion shares authorized; 384.4 million and 430.8 million shares issued and outstanding in 2010 and 2009, respectively) and additional paid-in capital	651.5		470.1
Retained earnings	10,401.9		10,256.7
Accumulated other comprehensive income	(1,162.6)		(1,223)
Total liabilities and shareholders' equity	15,525.1		15,276.9
Comprehensive (loss) income:
Net Income (Loss)	1,766.8		1,276.5		1,384.1
Cash flows from operating activities:
Net income	1,766.8		1,276.5		1,384.1
Adjustments to reconcile net income to net cash used for operating activities:
Equity earnings of affiliates	1,922.5	[4]	1,481.6	[4]	1,604.5	[4]
Stock-based compensation expense	110.4		90.7		95.7
Net realized capital losses	(3)		3.5		11.6
Net change in other assets and other liabilities	(165.9)		151		(150)
Net cash provided by operating activities	(214.2)		40.1		(263.1)
Cash flows from investing activities: [Abstract]
Proceeds from sales and maturities of investments	1.1		20.9		78
Cost of investments	(42.2)		(1)		(1.3)
Dividends received from affiliates, net	2,040.6		444.1		1,355.2
Net cash provided by (used for) investing activities	1,999.5		464		1,431.9
Cash flows from financing activities: [Abstract]
Proceeds from issuance of long-term debt, net of issuance costs	697.8		0		484.8
Net issuance of short-term debt	(480.8)		266.1		116.5
Common shares issued under benefit plans	43.2		14.8		29.7
Stock-based compensation tax benefits	22.5		5.1		27.8
Common shares repurchased	(1,606)		(773)		(1,787.7)
Collateral held on interest rate swaps	(41.7)		41.7		0
Dividends paid to shareholders	(16.1)		(17.3)		(18.4)
Net cash used for financing activities	(1,381.1)		(462.6)		(1,147.3)
Net increase (decrease) in cash and cash equivalents	404.2		41.5		21.5
Cash and cash equivalents, beginning of period	75.3		33.8		12.3
Cash and cash equivalents, end of period	479.5		75.3		33.8
Supplemental cash flow information: [Abstract]
Interest paid	242.9		244.4		227.1
Income taxes refunded	198.5		62.9		236.6
Common Shares Outstanding [Member]
Shareholders' equity: [Abstract]
Number of shares issued and outstanding (in shares)	384,400,000		430,800,000		456,300,000
Statements of Shareholders' Equity [Abstract]
Beginning balance (in shares)	430,800,000		456,300,000		496,300,000
Other comprehensive income: [Abstract]
Common shares issued for benefit plans, including tax benefits (in shares)	6,000,000		3,400,000		2,900,000
Repurchases of common shares (in shares)	52,400,000		28,900,000		42,900,000
Ending balance (in shares)	384,400,000		430,800,000		456,300,000
Common Stock and Additional Paid-in Capital [Member]
Shareholders' equity: [Abstract]
Total shareholders' equity	651.5		470.1		351.2
Statements of Shareholders' Equity [Abstract]
Beginning balance	470.1		351.2		188.8
Other comprehensive income: [Abstract]
Common shares issued for benefit plans, including tax benefits	181.9		119.2		162.9
Repurchases of common shares	(0.5)		(0.3)		(0.5)
Ending balance	651.5		470.1		351.2
Retained Earnings [Member]
Statements of Income [Abstract]
Net income	1,766.8		1,276.5		1,384.1
Shareholders' equity: [Abstract]
Total shareholders' equity	10,401.9		10,256.7		9,716.5
Statements of Shareholders' Equity [Abstract]
Beginning balance	10,256.7		9,716.5		10,138
Cumulative effect of adopting a new accounting standard			53.7
Comprehensive (loss) income:
Net Income (Loss)	1,766.8		1,276.5		1,384.1
Other comprehensive income: [Abstract]
Repurchases of common shares	(1,605.5)		(772.7)		(1,787.2)
Dividends declared ( $0.04 per share)	(16.1)		(17.3)		(18.4)
Ending balance	10,401.9		10,256.7		9,716.5
Cash flows from operating activities:
Net income	1,766.8		1,276.5		1,384.1
Supplemental cash flow information: [Abstract]
Dividends declared ( $0.04 per share)	(16.1)		(17.3)		(18.4)
Other Comprehensive (Loss) Income [Member]
Shareholders' equity: [Abstract]
Total shareholders' equity	(1,162.6)		(1,223)		(1,881.3)
Statements of Shareholders' Equity [Abstract]
Beginning balance	(1,223)		(1,881.3)		(288.4)
Cumulative effect of adopting a new accounting standard			(53.7)
Other comprehensive income: [Abstract]
Net unrealized (loss) gains on securities	114.3		619		(282.6)
Net foreign currency and derivative losses	(52.6)		34		(15.7)
Pension and OPEB plans	(1.3)		59		(1,294.6)
Other comprehensive income	60.4		712		(1,592.9)
Ending balance	(1,162.6)		(1,223)		(1,881.3)
Comprehensive Income (Loss) [Member]
Statements of Income [Abstract]
Net income	1,766.8		1,276.5		1,384.1
Comprehensive (loss) income:
Net Income (Loss)	1,766.8		1,276.5		1,384.1
Other comprehensive income: [Abstract]
Other comprehensive income	60.4		712		(1,592.9)
Total comprehensive (loss) income	1,827.2		1,988.5		(208.8)
Cash flows from operating activities:
Net income	$ 1,766.8		$ 1,276.5		$ 1,384.1

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 97 for additional information on our accounting for discontinued products). Net investment income includes $344.9 million, $347.8 million and $296.1 million for 2010, 2009 and 2008, respectively, related to investments supporting our experience-rated and discontinued products.
[2]	Fees and other revenue include administrative services contract member copayments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $83 million, $81 million and $60 million (net of pharmaceutical and processing costs of $1.4 billion, $1.6 billion and $1.6 billion) for 2010, 2009 and 2008, respectively.
[3]	Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments of debt securities. Refer to Note 2 beginning on page 57 for additional information on the cumulative effect adjustment required.
[4]	Includes amortization of other acquired intangible assets after tax of $61.9 million, $63.2 million and $70.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.
[5]	Includes goodwill and other acquired intangible assets of $5.6 billion and $5.7 billion at December 31, 2010 and 2009, respectively.

Document Information	12 Months Ended
Dec. 31, 2010
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false

Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jan. 01, 2011	Jun. 30, 2010
Entity Registrant Name	AETNA INC /PA/
Entity Central Index Key	0001122304
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 10,700,000,000
Entity Common Stock Shares Outstanding		384,500,000
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY